UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Hong T. Le

American Balanced Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Balanced Fund® Annual report for the year ended December 31, 2023

Invest in a balanced
fund that has stood
the test of time

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

American Balanced Fund seeks conservation of capital, current income and long-term growth of capital and income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Refer to page 4 for Class F-2 and Class A share results with relevant sales charges deducted and fund expenses. For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com for more information.

The fund’s 30-day yield as of December 31, 2023, was 2.60% for Class F-2 shares and 2.26% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The fund’s 12-month distribution rate as of that date was 2.57% for Class F-2 shares and 2.22% for Class A shares. Both Class A share values reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

6	Investment portfolio

56	Financial statements

90	Board of trustees and other officers

Fellow investors:

Following an unusually challenging year in 2022 for both stocks and bonds, markets bounced back in 2023. U.S. equities surged forward as economic growth accelerated and investors embraced optimism around artificial intelligence (AI) while largely shrugging off concerns about high interest rates, commercial real estate, a banking crisis and lingering supply chain disruptions. Bond markets also performed well, particularly toward the end of the year, as inflation fell, and the U.S. Federal Reserve (Fed) indicated its series of interest rate increases had likely drawn to a close.

In U.S. equities, megacap technology companies led the way, as growth stocks far outpaced value stocks. Within the S&P 500 Index, information technology and communications services were the two strongest sectors, appreciating 57.8% and 55.8%, respectively. The S&P 500 Index grew by 26.3% overall in 2023.

Fixed income markets also saw a strong rebound after a disappointing start to the year. U.S. Treasury yields climbed through October, peaking above 5%, but rallied sharply in the fourth quarter, after the Fed signaled rate cuts may be coming sooner than markets expected. All major U.S. fixed income sectors posted strong returns for the year. The Bloomberg U.S. Aggregate Index (a broad measure of the U.S. fixed income market) returned 5.53%, with investment-grade corporate bonds and mortgage-backed securities representing particular areas of strength. The Bloomberg U.S. Corporate Investment Grade Index rose 8.52% on the year.

Results at a glance

For periods ended December 31, 2023, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]

American Balanced Fund (Class F-2 shares)[2]	14.23%	9.15%	7.77%	10.49%
American Balanced Fund (Class A shares)	14.01	8.92	7.55	10.27
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index[3,4,5]	17.67	9.98	8.09	9.82
S&P 500 Index[4]	26.29	15.69	12.03	11.62
Bloomberg U.S. Aggregate Index[5]	5.53	1.10	1.81	6.67

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Lifetime returns are from July 26, 1975, the inception date of Class A shares and the date Capital Research and Management Company began managing the fund.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Blends the S&P 500 Index with the Bloomberg U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[4]	Source: S&P Dow Jones Indices LLC. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[5]	Source: Bloomberg Index Services Ltd. For the period July 31, 1975, to December 31, 1975, Bloomberg Government/Credit Bond Index was used. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.

Past results are not predictive of results in future periods.

American Balanced Fund	1

Fund results

Against this backdrop, American Balanced Fund (AMBAL) Class F-2 shares produced solid results for shareholders, gaining 14.23% for the 12-month period ended December 31, 2023.

A market in which growth-oriented stocks vastly outperform value investments is not typically a supportive environment for a fund like AMBAL, which aims to minimize volatility by prioritizing ownership of stable, defensive, dividend-paying companies. In 2023, growth (as measured by the Russell 3000 Growth Index) outgained value (as measured by the Russell 3000 Value Index) by nearly 31%. Since 1995, only one year (2020, during the COVID-19 pandemic) was a better year for growth relative to value. As such, AMBAL lagged its primary benchmark, the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Bond Index, which gained 17.67% for the year.

Still, we feel confident that AMBAL is successfully helping shareholders pursue their long-term financial goals — which we believe to be the true measure of any fund. AMBAL Class F-2 shares’ lifetime annualized returns of 10.49% have comfortably outpaced the fund’s primary benchmark.

As we entered 2023, following one of the worst years on record for balanced investing, some critics suggested balanced strategies like AMBAL had grown outdated. But we did not feel that was the case then and we do not feel that is the case today. After the experience of 2023, AMBAL, and balanced investing more broadly, remain very relevant tools to help shareholders meet their goals.

These results reinforce our conviction in our strategy of focusing on the three objectives that were established when the fund was started in 1932: conservation of capital, current income, and long-term growth of capital and income (Capital Research and Management Company, the fund’s investment adviser, began managing the fund in 1975). We believe balancing those objectives, which guide our investment strategy, will continue to serve shareholders well, across all market conditions.

The equity portfolio

Our portfolio managers build the fund’s equity portfolio from the bottom up. Our goal is to minimize volatility and promote conservation of capital, current income and the long-term growth of capital and income. We do not start with a benchmark or index and work backward. We construct our portfolio by answering one driving question: “What’s the best portfolio of companies in which we can invest at this moment?”

With this in mind, AMBAL invests primarily in blue chip, stalwart companies. In technology, we tend to hold fewer of the expensive megacap tech companies that dominated the market in 2023 in favor of high-quality, dividend-paying stocks. This approach is designed to protect the portfolio against downside risks when growth stocks waver; however, it was a drag on relative results in 2023.

Semiconductor company Broadcom was one of the top contributors to the fund. Broadcom, which has historically been known as a standout in the mobile phone market, has positioned itself as a leading player in designing specialized chips for cloud computing and AI. Chipmakers and equipment providers like Taiwan Semiconductor Manufacturing, Intel and ASML were also top holdings in AMBAL and benefited from the strong growth in cloud computing and AI.

Homebuilder D.R. Horton, which is seen as a more traditional value stock, was also one of the top contributors in AMBAL. D.R. Horton benefitted from an increase in demand for new housing supply as rising interest rates discouraged many existing homeowners from putting their properties on the market. General Electric (GE), another value-oriented company, was a strong contributor to results. After many years of corporate restructuring, investors in 2023 recognized GE as having established itself as a leading provider in the aerospace industry, which we see as a very attractive market.

Retailers like Home Depot and Dollar General were among the portfolio’s equity

Past results are not predictive of results in future periods.

2	American Balanced Fund

holdings that did poorly. There were challenges on both the cost and demand side in 2023 that challenged this sector. Low-income consumers were disproportionately affected by inflation and the end of the COVID-related stimulus programs, which weighed on Dollar General’s performance. Home Depot suffered as the slowdown in housing markets led to shrinking demand for home renovations. However, we remain confident in the strength of the U.S. consumer over the long term and the strength of these businesses.

UnitedHealth Group was another detractor from AMBAL’s results in 2023. This stock traded lower as health care services companies were broadly impacted by a reduction in government payments to Medicare Advantage providers. Despite this year’s disappointing results, our conviction in UnitedHealth remains strong. By leveraging technology and promoting vertical integration between doctors, hospitals and pharmaceutical companies, UnitedHealth has been able to drive costs down and may provide long-term positive returns for shareholders.

The fixed income portfolio

On the fixed income side, AMBAL puts an emphasis on protecting shareholders from downside risk rather than being overly aggressive in pursuing excess gains. The fixed income portion of the fund provided strong absolute results in 2023 but trailed its benchmark, the Bloomberg U.S. Aggregate Index,” on a relative basis as our portfolio managers maintained a cautious stance amid a broad rally.

An overweight position to corporate credit, relative to the Bloomberg U.S. Aggregate Index, was a positive contributor to results, as spreads to Treasuries narrowed meaningfully over the year. Fundamental analysis-led security selection within asset-backed securities and corporate bonds was also additive to results. We also changed our weightings within mortgages during the year, which broadly supported the fund’s results.

The main detractor to relative results came from interest rate positioning. The portfolio had a bias toward a steepening yield curve over the year by holding a higher weighting in shorter maturities against and reduced holdings of longer maturities. This position detracted as the yield curve flattened through the first half of the year with markets pricing in a reduced likelihood of rate cuts in 2023. The curve began steepening later in 2023, which helped partially offset some of the losses from earlier in the year. A yield curve is a measure of the difference between the yields of similar bonds with different maturities. A yield curve is said to steepen when the difference in yields between longer term bonds and shorter term bonds increases. A yield curve is said to flatten when the difference in yields between longer term bonds and shorter term bonds decreases.

Thank you

We would like to thank our shareholders for the trust they have placed in our investment team and our balanced investment strategy. We will continue to follow our prudent, research-driven approach to investing that has long characterized American Balanced Fund. We look forward to reporting to you again in six months’ time.

Sincerely,

Paul Benjamin
Co-President

Jeffrey T. Lager
Co-President

John R. Queen
Co-President

February 9, 2024

For current information about the fund, refer to capitalgroup.com.

Past results are not predictive of results in future periods.

American Balanced Fund	3

The value of a long-term perspective

Average annual total returns based on a $1,000 investment
(for periods ended December 31, 2023)

	1 year	5 years	10 years
Class F-2 shares	14.23%	9.15%	7.77%
Class A shares*	7.47	7.63	6.92

Assumes payment of the maximum 5.75% sales charge.

The total annual fund operating expense ratios are 0.35% for Class F-2 shares and 0.57% for Class A shares as of the prospectus dated March 1, 2024 (unaudited).

$2,000,000
1,000,000
600,000
400,000
200,000
100,000
60,000
40,000
20,000
10,000
8,000
Year ended December 31
1975
1976
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992

Fund results shown are for Class F-2 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment¹; thus, the net amount invested was $9,425.² Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 8.50% prior to July 1, 1988.
[3]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[4]	Source: S&P Dow Jones Indices LLC.
[5]	Includes reinvested dividends and reinvested capital gain distributions.
[6]	Blends the S&P 500 Index with the Bloomberg U.S. Aggregate Index by weighting the total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[7]	Source: Bloomberg Index Services Ltd. For the period July 31, 1975, to December 31, 1975, Bloomberg Government/Credit Bond Index was used.
[8]	For the period July 26, 1975 (when Capital Research and Management Company became the fund’s investment adviser) through December 31, 1975.

4	American Balanced Fund

How a hypothetical $10,000 investment has grown

This chart shows how a hypothetical $10,000 investment in American Balanced Fund’s Class F-2 and Class A shares grew from July 26, 1975 — when Capital Research and Management Company became the fund’s investment adviser — to December 31, 2023.

American Balanced Fund	5

Investment portfolio December 31, 2023

Investment mix by security type	Percent of net assets

Common stocks 62.76%	Shares	Value (000)
Information technology 14.14%
Microsoft Corp.	25,841,899	$9,717,589
Broadcom, Inc.	8,320,421	9,287,670
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	22,152,471	2,303,857
ASML Holding NV (ADR)	1,685,332	1,275,662
ASML Holding NV	430,634	325,134
Intel Corp.	25,925,000	1,302,731
Apple, Inc.	5,208,046	1,002,705
Oracle Corp.	6,074,555	640,440
Applied Materials, Inc.	3,851,261	624,174
KLA Corp.	1,065,464	619,354
TE Connectivity, Ltd.	4,178,097	587,023
Shopify, Inc., Class A, subordinate voting shares[1]	7,420,656	578,069
Salesforce, Inc.[1]	1,647,690	433,573
Micron Technology, Inc.	4,578,600	390,738
SK hynix, Inc.	3,261,179	356,072
Arista Networks, Inc.[1]	1,384,000	325,946
Adobe, Inc.[1]	180,334	107,587
		29,878,324

Health care 9.20%
UnitedHealth Group, Inc.	8,247,799	4,342,219
Eli Lilly and Co.	4,701,055	2,740,339
Vertex Pharmaceuticals, Inc.[1]	3,488,862	1,419,583
Gilead Sciences, Inc.	16,283,231	1,319,105
AstraZeneca PLC	9,122,498	1,228,649
CVS Health Corp.	15,514,132	1,224,996
AbbVie, Inc.	7,266,740	1,126,127
Thermo Fisher Scientific, Inc.	2,000,561	1,061,878
Johnson & Johnson	6,450,645	1,011,074
Pfizer, Inc.	33,101,822	953,001
Abbott Laboratories	8,110,586	892,732
Bristol-Myers Squibb Co.	7,098,361	364,217
Regeneron Pharmaceuticals, Inc.[1]	350,000	307,401
Cigna Group (The)	941,627	281,970
Zoetis, Inc., Class A	1,314,860	259,514
Elevance Health, Inc.	361,591	170,512
Cooper Companies, Inc.	430,000	162,729
Novo Nordisk AS, Class B	1,258,882	130,212
Catalent, Inc.[1]	2,711,592	121,832
Merck & Co., Inc.	1,030,839	112,382
Molina Healthcare, Inc.[1]	295,289	106,691
Danaher Corp.	361,500	83,629
Centene Corp.[1]	218,700	16,230
		19,437,022

6	American Balanced Fund

Common stocks (continued)	Shares	Value (000)
Financials 7.29%
JPMorgan Chase & Co.	14,401,718	$2,449,732
Visa, Inc., Class A	5,710,653	1,486,768
Mastercard, Inc., Class A	3,408,847	1,453,907
Blackstone, Inc.	7,416,745	971,000
Synchrony Financial[2]	22,145,238	845,727
HDFC Bank, Ltd.	33,601,399	689,315
Aon PLC, Class A	2,068,427	601,954
Arthur J. Gallagher & Co.	2,671,729	600,818
Fiserv, Inc.[1]	4,136,305	549,467
Chubb, Ltd.	2,417,936	546,454
Capital One Financial Corp.	3,782,000	495,896
Apollo Asset Management, Inc.	4,944,116	460,742
Discover Financial Services	3,878,000	435,887
PNC Financial Services Group, Inc.	2,684,017	415,620
BlackRock, Inc.	489,894	397,696
Fifth Third Bancorp	11,424,000	394,014
East West Bancorp, Inc.	4,535,769	326,349
Blue Owl Capital, Inc., Class A3	21,385,307	318,641
Brookfield Corp., Class A	7,822,205	313,827
S&P Global, Inc.	702,159	309,315
KKR & Co., Inc.	3,026,520	250,747
Progressive Corp.	1,189,429	189,452
CME Group, Inc., Class A	822,000	173,113
Morgan Stanley	1,843,572	171,913
Marsh & McLennan Companies, Inc.	857,380	162,448
Wells Fargo & Co.	3,003,100	147,813
Goldman Sachs Group, Inc.	275,000	106,087
Intercontinental Exchange, Inc.	663,500	85,213
Brookfield Asset Management, Ltd., Class A	1,495,836	60,088
		15,410,003

Industrials 6.87%
General Electric Co.	12,355,900	1,576,984
Carrier Global Corp.	25,480,372	1,463,847
TransDigm Group, Inc.	1,156,863	1,170,283
Northrop Grumman Corp.	2,343,618	1,097,141
Caterpillar, Inc.	3,195,461	944,802
L3Harris Technologies, Inc.	4,096,395	862,783
Boeing Co.[1]	3,187,189	830,773
Southwest Airlines Co.	24,609,018	710,708
RTX Corp.	7,936,637	667,789
Union Pacific Corp.	2,250,918	552,870
CSX Corp.	14,551,916	504,515
Quanta Services, Inc.	2,084,500	449,835
Equifax, Inc.	1,590,974	393,432
Waste Management, Inc.	1,863,000	333,663
Airbus SE, non-registered shares	1,691,941	261,165
Lockheed Martin Corp.	550,000	249,282
Robert Half, Inc.	2,687,700	236,303
United Parcel Service, Inc., Class B	1,354,000	212,889
Republic Services, Inc.	1,290,572	212,828
Cintas Corp.	351,377	211,761
Norfolk Southern Corp.	792,952	187,438
Deere & Co.	400,000	159,948
Paychex, Inc.	1,266,994	150,912
PACCAR, Inc.	1,497,750	146,255
AMETEK, Inc.	847,674	139,773
FedEx Corp.	525,335	132,894
United Airlines Holdings, Inc.[1]	3,211,880	132,522
Huntington Ingalls Industries, Inc.	497,000	129,041
Ceridian HCM Holding, Inc.[1]	1,739,676	116,767
HEICO Corp.	639,443	114,377
Vestis Corp.	4,184,229	88,455
ABB, Ltd.	1,545,944	68,700
		14,510,735

American Balanced Fund	7

Common stocks (continued)	Shares	Value (000)
Communication services 5.79%
Alphabet, Inc., Class C1	20,411,882	$2,876,646
Alphabet, Inc., Class A1	9,671,020	1,350,945
Meta Platforms, Inc., Class A1	8,220,769	2,909,824
Comcast Corp., Class A	38,420,342	1,684,732
Charter Communications, Inc., Class A1	3,837,605	1,491,600
Netflix, Inc.[1]	2,852,519	1,388,835
Take-Two Interactive Software, Inc.[1]	1,880,350	302,642
Verizon Communications, Inc.	5,700,000	214,890
Deutsche Telekom AG	789,440	18,958
		12,239,072

Consumer staples 5.62%
Philip Morris International, Inc.	39,911,174	3,754,843
Target Corp.	7,637,129	1,087,680
Dollar General Corp.	7,180,830	976,234
Altria Group, Inc.	23,385,640	943,377
Keurig Dr Pepper, Inc.	27,853,186	928,068
Constellation Brands, Inc., Class A	3,771,772	911,826
Nestlé SA	7,305,093	845,472
Dollar Tree Stores, Inc.[1]	4,813,800	683,800
British American Tobacco PLC	15,192,283	443,345
British American Tobacco PLC (ADR)	2,847,000	83,389
Procter & Gamble Co.	1,898,327	278,181
General Mills, Inc.	3,664,228	238,688
Archer Daniels Midland Co.	3,000,000	216,660
Mondelez International, Inc., Class A	2,721,513	197,119
Estée Lauder Companies, Inc. (The), Class A	820,509	119,999
Church & Dwight Co., Inc.	1,067,008	100,896
Anheuser-Busch InBev SA/NV	1,085,664	70,141
		11,879,718

Consumer discretionary 4.83%
Home Depot, Inc.	8,748,189	3,031,685
Amazon.com, Inc.[1]	8,137,143	1,236,357
Booking Holdings, Inc.[1]	237,108	841,074
Darden Restaurants, Inc.	4,991,899	820,169
D.R. Horton, Inc.	4,162,512	632,619
LVMH Moët Hennessy-Louis Vuitton SE	679,957	551,530
McDonald’s Corp.	1,713,000	507,922
TJX Companies, Inc.	5,170,326	485,028
Aramark[2]	16,912,972	475,255
General Motors Co.	9,000,000	323,280
Restaurant Brands International, Inc.[3]	3,999,506	312,481
Tractor Supply Co.	1,000,000	215,030
Chipotle Mexican Grill, Inc.[1]	72,241	165,212
Lennar Corp., Class A	1,000,000	149,040
Marriott International, Inc., Class A	609,583	137,467
Compagnie Financière Richemont SA, Class A	886,941	122,339
NIKE, Inc., Class B	932,488	101,240
YUM! Brands, Inc.	616,000	80,487
Hilton Worldwide Holdings, Inc.	106,000	19,302
		10,207,517

Energy 4.02%
Canadian Natural Resources, Ltd. (CAD denominated)[3]	32,969,613	2,159,988
Halliburton Co.	39,413,267	1,424,790
Chevron Corp.	7,160,107	1,068,002
Schlumberger NV	12,074,000	628,331
TC Energy Corp. (CAD denominated)[3]	12,988,518	507,366
Exxon Mobil Corp.	5,021,066	502,006
Baker Hughes Co., Class A	13,500,506	461,447
EOG Resources, Inc.	3,665,328	443,321
EQT Corp.	9,174,000	354,667
Hess Corp.	1,800,000	259,488
HF Sinclair Corp.	4,321,900	240,168
Pioneer Natural Resources Co.	1,000,000	224,880
Cenovus Energy, Inc. (CAD denominated)	13,143,928	219,024
		8,493,478

8	American Balanced Fund

Common stocks (continued)	Shares		Value (000)
Materials 2.39%
Linde PLC		2,602,349	$1,068,811
Wheaton Precious Metals Corp.[3]		14,177,000	699,493
Royal Gold, Inc.[2]		4,269,700	516,463
Shin-Etsu Chemical Co., Ltd.		9,000,000	376,076
Corteva, Inc.		7,441,326	356,588
Franco-Nevada Corp.		2,462,500	272,760
CF Industries Holdings, Inc.		3,336,000	265,212
Grupo México, SAB de CV, Series B		37,571,000	208,376
Celanese Corp.		1,259,500	195,689
Nucor Corp.		1,100,000	191,444
Albemarle Corp.		1,309,478	189,194
Vale SA (ADR), ordinary nominative shares		10,000,000	158,600
Rio Tinto PLC		2,000,000	148,536
Dow, Inc.		2,591,965	142,143
Mosaic Co.		3,000,000	107,190
Lundin Mining Corp.		10,682,952	87,395
Glencore PLC		10,164,871	60,982
			5,044,952

Utilities 1.51%
Sempra		10,573,265	790,140
CenterPoint Energy, Inc.		25,985,618	742,409
Constellation Energy Corp.		6,157,567	719,758
PG&E Corp.		29,320,382	528,647
FirstEnergy Corp.		6,885,500	252,422
AES Corp.		5,929,451	114,142
NextEra Energy, Inc.		847,000	51,447
			3,198,965

Real estate 1.10%
Extra Space Storage, Inc. REIT		5,557,362	891,012
Equinix, Inc. REIT		649,010	522,706
Crown Castle, Inc. REIT		2,879,918	331,738
Welltower, Inc. REIT		3,350,190	302,087
VICI Properties, Inc. REIT		8,984,675	286,431
			2,333,974

Total common stocks (cost: $74,112,299,000)			132,633,760

Bonds, notes & other debt instruments 29.14%	Principal amount (000)
Mortgage-backed obligations 12.18%
Federal agency mortgage-backed obligations 11.05%
Fannie Mae Pool #BE7150 3.50% 2/1/2032[4]	USD	105	102
Fannie Mae Pool #357399 5.50% 6/1/2033[4]		58	60
Fannie Mae Pool #AS0727 3.50% 10/1/2033[4]		64	61
Fannie Mae Pool #555880 5.50% 11/1/2033[4]		621	640
Fannie Mae Pool #555956 5.50% 12/1/2033[4]		551	567
Fannie Mae Pool #MA2138 3.50% 1/1/2035[4]		132	126
Fannie Mae Pool #AA0914 5.00% 7/1/2035[4]		148	151
Fannie Mae Pool #745092 6.50% 7/1/2035[4]		586	607
Fannie Mae Pool #887695 6.00% 6/1/2036[4]		234	244
Fannie Mae Pool #888292 6.00% 3/1/2037[4]		1,626	1,699
Fannie Mae Pool #256860 6.50% 8/1/2037[4]		215	223
Fannie Mae Pool #888746 6.50% 10/1/2037[4]		418	433
Fannie Mae Pool #MA3280 3.50% 2/1/2038[4]		100	95
Fannie Mae Pool #889658 6.50% 6/1/2038[4]		586	612
Fannie Mae Pool #MA3412 3.50% 7/1/2038[4]		256	243
Fannie Mae Pool #MA3539 4.50% 12/1/2038[4]		89	89
Fannie Mae Pool #FM1441 3.50% 8/1/2039[4]		364	345
Fannie Mae Pool #AD0679 5.50% 10/1/2039[4]		16	16
Fannie Mae Pool #932752 5.00% 4/1/2040[4]		272	276
Fannie Mae Pool #AD8536 5.00% 8/1/2040[4]		983	1,000
Fannie Mae Pool #AE3049 4.50% 9/1/2040[4]		1,696	1,694
Fannie Mae Pool #AE2513 5.00% 9/1/2040[4]		654	665
Fannie Mae Pool #AE4689 5.00% 9/1/2040[4]		250	251
Fannie Mae Pool #AE0395 4.50% 10/1/2040[4]		2,185	2,183
Fannie Mae Pool #AE5471 4.50% 10/1/2040[4]		1,324	1,323

American Balanced Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AH3575 4.50% 1/1/2041[4]	USD	2,290	$2,288
Fannie Mae Pool #AH9420 5.00% 4/1/2041[4]		264	271
Fannie Mae Pool #AH9370 5.00% 4/1/2041[4]		256	260
Fannie Mae Pool #AI2503 4.00% 5/1/2041[4]		1,878	1,829
Fannie Mae Pool #AI0582 5.00% 5/1/2041[4]		344	350
Fannie Mae Pool #AH9938 5.00% 5/1/2041[4]		152	153
Fannie Mae Pool #AI1865 5.00% 5/1/2041[4]		17	18
Fannie Mae Pool #AI4289 5.00% 6/1/2041[4]		207	210
Fannie Mae Pool #AH5452 5.00% 6/1/2041[4]		126	128
Fannie Mae Pool #AI4296 5.00% 6/1/2041[4]		64	65
Fannie Mae Pool #AI4563 5.00% 6/1/2041[4]		5	5
Fannie Mae Pool #MA4387 2.00% 7/1/2041[4]		28,927	24,792
Fannie Mae Pool #AI5589 4.50% 7/1/2041[4]		33	33
Fannie Mae Pool #AI8121 5.00% 7/1/2041[4]		601	611
Fannie Mae Pool #AI7218 5.00% 7/1/2041[4]		289	293
Fannie Mae Pool #MA0791 5.00% 7/1/2041[4]		81	82
Fannie Mae Pool #AI6576 5.00% 7/1/2041[4]		81	82
Fannie Mae Pool #AI7058 5.00% 7/1/2041[4]		47	47
Fannie Mae Pool #AI3894 5.00% 8/1/2041[4]		238	242
Fannie Mae Pool #AI7159 5.00% 9/1/2041[4]		107	109
Fannie Mae Pool #AJ1422 5.00% 9/1/2041[4]		3	3
Fannie Mae Pool #MA4501 2.00% 12/1/2041[4]		48,129	41,159
Fannie Mae Pool #FS0305 1.50% 1/1/2042[4]		109,892	91,138
Fannie Mae Pool #MA4520 2.00% 1/1/2042[4]		70,934	60,662
Fannie Mae Pool #AK2147 5.00% 2/1/2042[4]		215	216
Fannie Mae Pool #AQ9302 3.50% 1/1/2043[4]		462	436
Fannie Mae Pool #AT7696 3.50% 6/1/2043[4]		4,646	4,357
Fannie Mae Pool #AT7689 3.50% 6/1/2043[4]		1,993	1,877
Fannie Mae Pool #AT7680 3.50% 6/1/2043[4]		707	663
Fannie Mae Pool #AU8813 4.00% 11/1/2043[4]		236	230
Fannie Mae Pool #AU9348 4.00% 11/1/2043[4]		160	155
Fannie Mae Pool #AU9350 4.00% 11/1/2043[4]		134	131
Fannie Mae Pool #AV1538 4.50% 11/1/2043[4]		3,822	3,795
Fannie Mae Pool #FM9416 3.50% 7/1/2045[4]		72,219	67,433
Fannie Mae Pool #AL8354 3.50% 10/1/2045[4]		5,226	4,896
Fannie Mae Pool #BC0157 3.50% 1/1/2046[4]		6,276	5,860
Fannie Mae Pool #AL9499 3.50% 1/1/2046[4]		4,725	4,412
Fannie Mae Pool #AS6789 3.50% 3/1/2046[4]		4,999	4,667
Fannie Mae Pool #MA2608 3.00% 5/1/2046[4]		1,144	1,043
Fannie Mae Pool #AL8522 3.50% 5/1/2046[4]		8,416	7,902
Fannie Mae Pool #AS7168 3.50% 5/1/2046[4]		3,283	3,065
Fannie Mae Pool #BC7611 4.00% 5/1/2046[4]		443	426
Fannie Mae Pool #MA2771 3.00% 10/1/2046[4]		1,047	952
Fannie Mae Pool #BM5148 4.00% 10/1/2046[4]		50,787	48,858
Fannie Mae Pool #FM2795 3.00% 11/1/2046[4]		3,424	3,120
Fannie Mae Pool #AS8310 3.00% 11/1/2046[4]		2,707	2,478
Fannie Mae Pool #BD9665 4.00% 11/1/2046[4]		809	780
Fannie Mae Pool #BE3151 3.50% 1/1/2047[4]		1,132	1,057
Fannie Mae Pool #BE3162 3.50% 1/1/2047[4]		967	903
Fannie Mae Pool #BM3528 3.50% 2/1/2047[4]		31,594	29,499
Fannie Mae Pool #BE9242 4.50% 3/1/2047[4]		21	20
Fannie Mae Pool #FS3767 2.00% 4/1/2047[4]		2,820	2,328
Fannie Mae Pool #BM1179 3.00% 4/1/2047[4]		3,210	2,923
Fannie Mae Pool #BD7156 4.00% 4/1/2047[4]		43,250	41,727
Fannie Mae Pool #BM1653 4.00% 6/1/2047[4]		88,095	84,994
Fannie Mae Pool #CB4156 4.00% 7/1/2047[4]		11,133	10,587
Fannie Mae Pool #BH7779 3.50% 8/1/2047[4]		26	24
Fannie Mae Pool #256893 7.00% 8/1/2047[4]		7	8
Fannie Mae Pool #BH4022 3.50% 9/1/2047[4]		14,809	13,788
Fannie Mae Pool #CA0453 4.00% 9/1/2047[4]		17,779	17,130
Fannie Mae Pool #BH6387 3.50% 10/1/2047[4]		357	333
Fannie Mae Pool #MA3149 4.00% 10/1/2047[4]		11,722	11,249
Fannie Mae Pool #CA0623 4.50% 10/1/2047[4]		2,454	2,430
Fannie Mae Pool #947661 6.50% 10/1/2047[4]		8	8
Fannie Mae Pool #256975 7.00% 10/1/2047[4]		37	38
Fannie Mae Pool #920015 7.00% 10/1/2047[4]		16	16
Fannie Mae Pool #BF0364 3.00% 11/1/2047[4]		18,929	17,028

10	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA0770 3.50% 11/1/2047[4]	USD	4,141	$3,866
Fannie Mae Pool #BJ1515 4.00% 11/1/2047[4]		3,116	3,006
Fannie Mae Pool #MA3183 4.00% 11/1/2047[4]		2,883	2,774
Fannie Mae Pool #257030 6.50% 11/1/2047[4]		43	44
Fannie Mae Pool #257036 7.00% 11/1/2047[4]		12	12
Fannie Mae Pool #CA0854 3.50% 12/1/2047[4]		6,829	6,402
Fannie Mae Pool #BM4413 4.50% 12/1/2047[4]		6,031	5,955
Fannie Mae Pool #BM3332 3.50% 1/1/2048[4]		1,297	1,211
Fannie Mae Pool #BJ4342 4.00% 1/1/2048[4]		229	220
Fannie Mae Pool #CA1015 4.00% 1/1/2048[4]		56	54
Fannie Mae Pool #BJ8318 4.50% 1/1/2048[4]		85	83
Fannie Mae Pool #BK1198 4.00% 2/1/2048[4]		1,551	1,493
Fannie Mae Pool #MA3277 4.00% 2/1/2048[4]		43	42
Fannie Mae Pool #BK1135 4.50% 2/1/2048[4]		364	360
Fannie Mae Pool #BM3714 3.50% 3/1/2048[4]		5,080	4,743
Fannie Mae Pool #BJ6760 3.50% 3/1/2048[4]		3,412	3,186
Fannie Mae Pool #CA1532 3.50% 4/1/2048[4]		8,638	8,091
Fannie Mae Pool #CA1542 4.00% 4/1/2048[4]		136	131
Fannie Mae Pool #BJ9260 4.00% 4/1/2048[4]		15	15
Fannie Mae Pool #BM4033 3.50% 5/1/2048[4]		18,396	17,175
Fannie Mae Pool #BJ2751 4.50% 5/1/2048[4]		5,027	4,958
Fannie Mae Pool #BJ5829 4.50% 6/1/2048[4]		51	50
Fannie Mae Pool #BF0293 3.00% 7/1/2048[4]		60,718	54,975
Fannie Mae Pool #BF0318 3.50% 8/1/2048[4]		27,134	25,222
Fannie Mae Pool #BM2007 4.00% 9/1/2048[4]		446	430
Fannie Mae Pool #FM1784 4.00% 9/1/2048[4]		187	180
Fannie Mae Pool #BF0323 3.00% 11/1/2048[4]		27,911	25,271
Fannie Mae Pool #BF0325 3.50% 11/1/2048[4]		35,228	32,746
Fannie Mae Pool #CA2642 4.50% 11/1/2048[4]		162	160
Fannie Mae Pool #CA3068 3.50% 2/1/2049[4]		5,372	5,021
Fannie Mae Pool #CA3184 4.00% 3/1/2049[4]		258	249
Fannie Mae Pool #FM3280 3.50% 5/1/2049[4]		18,810	17,490
Fannie Mae Pool #CA3807 3.00% 7/1/2049[4]		4,517	4,074
Fannie Mae Pool #CA3806 3.00% 7/1/2049[4]		2,926	2,653
Fannie Mae Pool #CA3814 3.50% 7/1/2049[4]		842	790
Fannie Mae Pool #CA4079 3.50% 8/1/2049[4]		18,780	17,487
Fannie Mae Pool #BO1345 3.50% 8/1/2049[4]		29	27
Fannie Mae Pool #CA3976 4.00% 8/1/2049[4]		1,375	1,320
Fannie Mae Pool #FM1668 4.00% 8/1/2049[4]		148	142
Fannie Mae Pool #FM2318 3.50% 9/1/2049[4]		22,238	20,774
Fannie Mae Pool #CA4112 3.50% 9/1/2049[4]		936	878
Fannie Mae Pool #FM1913 4.00% 9/1/2049[4]		3,421	3,296
Fannie Mae Pool #CA4432 4.00% 10/1/2049[4]		159	153
Fannie Mae Pool #CA4533 3.00% 11/1/2049[4]		32,775	29,560
Fannie Mae Pool #BO5349 3.50% 11/1/2049[4]		22	21
Fannie Mae Pool #CA4756 3.00% 12/1/2049[4]		17,595	15,851
Fannie Mae Pool #BO4808 3.00% 12/1/2049[4]		13,258	11,886
Fannie Mae Pool #CA4800 3.50% 12/1/2049[4]		49,566	46,444
Fannie Mae Pool #CA5968 2.50% 6/1/2050[4]		44,056	38,107
Fannie Mae Pool #CA6087 3.00% 6/1/2050[4]		43,877	38,966
Fannie Mae Pool #CA6349 3.00% 7/1/2050[4]		6,031	5,387
Fannie Mae Pool #CA6579 2.00% 8/1/2050[4]		46,142	38,419
Fannie Mae Pool #FS3745 2.00% 8/1/2050[4]		18,603	15,302
Fannie Mae Pool #CA6593 2.50% 8/1/2050[4]		38,771	33,556
Fannie Mae Pool #MA4096 2.50% 8/1/2050[4]		12,868	11,028
Fannie Mae Pool #CA6740 3.00% 8/1/2050[4]		3,516	3,141
Fannie Mae Pool #MA4119 2.00% 9/1/2050[4]		113,540	93,440
Fannie Mae Pool #BQ1226 2.00% 9/1/2050[4]		34,302	28,208
Fannie Mae Pool #BP6715 2.00% 9/1/2050[4]		131	108
Fannie Mae Pool #CA7028 2.50% 9/1/2050[4]		2,176	1,886
Fannie Mae Pool #CA7048 3.00% 9/1/2050[4]		40,791	36,575
Fannie Mae Pool #CA7052 3.00% 9/1/2050[4]		1,988	1,773
Fannie Mae Pool #CA7325 2.00% 10/1/2050[4]		81,656	68,154
Fannie Mae Pool #FP0053 2.00% 10/1/2050[4]		53,704	44,232
Fannie Mae Pool #FP0051 2.00% 10/1/2050[4]		50,133	41,278
Fannie Mae Pool #MA4158 2.00% 10/1/2050[4]		48,679	40,068
Fannie Mae Pool #CA7381 3.00% 10/1/2050[4]		5,517	4,928

American Balanced Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA7599 2.50% 11/1/2050[4]	USD	36,054	$31,226
Fannie Mae Pool #CA7737 2.50% 11/1/2050[4]		9,499	8,114
Fannie Mae Pool #CA7606 3.00% 11/1/2050[4]		100,895	90,827
Fannie Mae Pool #MA4208 2.00% 12/1/2050[4]		192,023	158,111
Fannie Mae Pool #CA8108 2.00% 12/1/2050[4]		17,791	14,705
Fannie Mae Pool #CA8130 2.50% 12/1/2050[4]		27,081	23,199
Fannie Mae Pool #FM5173 2.50% 12/1/2050[4]		17,671	15,225
Fannie Mae Pool #CA8044 2.50% 12/1/2050[4]		16,647	14,260
Fannie Mae Pool #CA8285 3.00% 12/1/2050[4]		46,583	42,136
Fannie Mae Pool #CA8046 3.00% 12/1/2050[4]		31,129	28,195
Fannie Mae Pool #FM5166 3.00% 12/1/2050[4]		3,681	3,288
Fannie Mae Pool #MA4237 2.00% 1/1/2051[4]		66,025	54,312
Fannie Mae Pool #CA8601 2.50% 1/1/2051[4]		48,130	41,148
Fannie Mae Pool #CA8862 2.50% 1/1/2051[4]		34,619	29,849
Fannie Mae Pool #FM5509 3.00% 1/1/2051[4]		120,327	107,335
Fannie Mae Pool #FM6293 3.00% 1/1/2051[4]		31,286	27,746
Fannie Mae Pool #CA8820 2.00% 2/1/2051[4]		35,868	29,645
Fannie Mae Pool #BR2666 2.00% 2/1/2051[4]		28,202	23,469
Fannie Mae Pool #FM5940 2.00% 2/1/2051[4]		25,475	20,936
Fannie Mae Pool #CA8828 2.50% 2/1/2051[4]		24,719	21,318
Fannie Mae Pool #FM5778 2.50% 2/1/2051[4]		19,088	16,450
Fannie Mae Pool #CA9308 3.00% 2/1/2051[4]		121,170	107,671
Fannie Mae Pool #CA8870 3.00% 2/1/2051[4]		108,783	97,317
Fannie Mae Pool #CA8969 3.00% 2/1/2051[4]		1,190	1,061
Fannie Mae Pool #MA4282 2.50% 3/1/2051[4]		8,809	7,538
Fannie Mae Pool #CB0090 2.00% 4/1/2051[4]		199,978	164,295
Fannie Mae Pool #CB0290 2.00% 4/1/2051[4]		71,354	58,608
Fannie Mae Pool #MA4305 2.00% 4/1/2051[4]		4,197	3,448
Fannie Mae Pool #MA4306 2.50% 4/1/2051[4]		25,012	21,419
Fannie Mae Pool #CB0191 3.00% 4/1/2051[4]		39,616	35,387
Fannie Mae Pool #CB0193 3.00% 4/1/2051[4]		4,765	4,253
Fannie Mae Pool #CB0496 2.00% 5/1/2051[4]		219,266	181,227
Fannie Mae Pool #MA4325 2.00% 5/1/2051[4]		38,694	31,758
Fannie Mae Pool #BR1035 2.00% 5/1/2051[4]		2,478	2,033
Fannie Mae Pool #CB0457 2.50% 5/1/2051[4]		176,975	151,605
Fannie Mae Pool #BR9540 4.00% 5/1/2051[4]		2,217	2,175
Fannie Mae Pool #FM7803 2.00% 6/1/2051[4]		36,603	30,461
Fannie Mae Pool #FM7909 3.00% 6/1/2051[4]		3,724	3,324
Fannie Mae Pool #CB0738 3.00% 6/1/2051[4]		1,736	1,536
Fannie Mae Pool #FS3744 2.00% 7/1/2051[4]		54,819	45,065
Fannie Mae Pool #BR2095 2.50% 7/1/2051[4]		29,769	25,445
Fannie Mae Pool #FM7957 2.50% 7/1/2051[4]		1,697	1,461
Fannie Mae Pool #FM8247 2.50% 8/1/2051[4]		2,424	2,085
Fannie Mae Pool #FS1057 2.50% 8/1/2051[4]		1,282	1,095
Fannie Mae Pool #FM8477 3.00% 8/1/2051[4]		99,633	88,804
Fannie Mae Pool #FM8453 3.00% 8/1/2051[4]		49,504	44,497
Fannie Mae Pool #FS5081 3.00% 8/1/2051[4]		16,520	14,811
Fannie Mae Pool #CB1304 3.00% 8/1/2051[4]		3,812	3,420
Fannie Mae Pool #FS4783 4.00% 8/1/2051[4]		76,529	73,355
Fannie Mae Pool #MA4415 3.00% 9/1/2051[4]		24,182	21,433
Fannie Mae Pool #FS4628 3.00% 10/1/2051[4]		27,526	24,570
Fannie Mae Pool #FS0965 2.00% 11/1/2051[4]		19,510	16,102
Fannie Mae Pool #MA4465 2.00% 11/1/2051[4]		9,707	7,950
Fannie Mae Pool #FM9632 3.00% 11/1/2051[4]		41,349	36,949
Fannie Mae Pool #CB2078 3.00% 11/1/2051[4]		27,316	24,374
Fannie Mae Pool #FM9631 3.00% 11/1/2051[4]		17,790	15,935
Fannie Mae Pool #BU3349 3.50% 11/1/2051[4]		44	41
Fannie Mae Pool #CB2375 2.50% 12/1/2051[4]		78,362	67,350
Fannie Mae Pool #CB2319 2.50% 12/1/2051[4]		77,266	66,539
Fannie Mae Pool #CB2286 2.50% 12/1/2051[4]		42,785	36,772
Fannie Mae Pool #CB2372 2.50% 12/1/2051[4]		37,361	32,133
Fannie Mae Pool #BT9483 2.50% 12/1/2051[4]		29,571	25,466
Fannie Mae Pool #BT9510 2.50% 12/1/2051[4]		29,079	25,070
Fannie Mae Pool #CB2371 2.50% 12/1/2051[4]		21,395	18,450
Fannie Mae Pool #CB2373 2.50% 12/1/2051[4]		13,331	11,468
Fannie Mae Pool #MA4493 2.50% 12/1/2051[4]		3,201	2,726
Fannie Mae Pool #FS0182 3.00% 1/1/2052[4]		35,507	31,693

12	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS0972 3.50% 1/1/2052[4]	USD	6,490	$6,059
Fannie Mae Pool #BV3001 3.50% 1/1/2052[4]		2,914	2,675
Fannie Mae Pool #BU7427 3.50% 1/1/2052[4]		829	771
Fannie Mae Pool #BV3080 2.00% 2/1/2052[4]		80,026	65,528
Fannie Mae Pool #BV3076 2.00% 2/1/2052[4]		69,079	56,559
Fannie Mae Pool #CB2765 2.00% 2/1/2052[4]		61,926	50,950
Fannie Mae Pool #CB2870 2.50% 2/1/2052[4]		394	335
Fannie Mae Pool #CB2882 3.00% 2/1/2052[4]		77,802	69,684
Fannie Mae Pool #FS0647 3.00% 2/1/2052[4]		10,449	9,429
Fannie Mae Pool #FS0752 3.00% 3/1/2052[4]		27,681	24,508
Fannie Mae Pool #CB3177 3.50% 3/1/2052[4]		50,921	46,754
Fannie Mae Pool #CB3126 3.50% 3/1/2052[4]		8,386	7,795
Fannie Mae Pool #BV3316 3.50% 3/1/2052[4]		443	407
Fannie Mae Pool #BV4158 3.50% 3/1/2052[4]		185	170
Fannie Mae Pool #FS1180 3.50% 4/1/2052[4]		84,877	78,922
Fannie Mae Pool #CB3417 3.50% 4/1/2052[4]		23,295	21,373
Fannie Mae Pool #BV0242 3.50% 4/1/2052[4]		177	163
Fannie Mae Pool #FS1206 3.50% 4/1/2052[4]		163	151
Fannie Mae Pool #FS1429 3.50% 4/1/2052[4]		48	44
Fannie Mae Pool #BV9644 2.50% 5/1/2052[4]		288	245
Fannie Mae Pool #BT2347 3.50% 5/1/2052[4]		3,466	3,181
Fannie Mae Pool #FS2425 3.50% 5/1/2052[4]		216	198
Fannie Mae Pool #CB3620 4.00% 5/1/2052[4]		82,040	77,631
Fannie Mae Pool #FS1834 4.00% 5/1/2052[4]		42,784	40,652
Fannie Mae Pool #CB3653 5.00% 5/1/2052[4]		26	26
Fannie Mae Pool #MA4623 2.50% 6/1/2052[4]		670	571
Fannie Mae Pool #BV7809 3.50% 6/1/2052[4]		162	148
Fannie Mae Pool #FS3539 3.50% 7/1/2052[4]		12,773	11,725
Fannie Mae Pool #CB4119 4.00% 7/1/2052[4]		144,421	136,655
Fannie Mae Pool #FS5851 4.00% 7/1/2052[4]		18,940	17,923
Fannie Mae Pool #FS4747 3.50% 8/1/2052[4]		11,522	10,628
Fannie Mae Pool #FS2654 4.00% 8/1/2052[4]		3,453	3,267
Fannie Mae Pool #BT8308 4.50% 8/1/2052[4]		146	141
Fannie Mae Pool #BW9206 5.50% 8/1/2052[4]		187	193
Fannie Mae Pool #MA4732 4.00% 9/1/2052[4]		14,950	14,147
Fannie Mae Pool #CB4548 4.00% 9/1/2052[4]		4,834	4,574
Fannie Mae Pool #BW1192 4.50% 9/1/2052[4]		31,152	30,219
Fannie Mae Pool #FS4611 5.00% 9/1/2052[4]		21,868	21,671
Fannie Mae Pool #CB4821 4.50% 10/1/2052[4]		278,598	270,254
Fannie Mae Pool #MA4785 5.00% 10/1/2052[4]		22,799	22,594
Fannie Mae Pool #BW1289 5.50% 10/1/2052[4]		8,048	8,106
Fannie Mae Pool #BW1243 5.50% 10/1/2052[4]		7,163	7,215
Fannie Mae Pool #MA4803 3.50% 11/1/2052[4]		10,143	9,310
Fannie Mae Pool #CB5266 4.50% 11/1/2052[4]		192,317	186,557
Fannie Mae Pool #FS5554 4.50% 11/1/2052[4]		49,420	47,940
Fannie Mae Pool #MA4806 5.00% 11/1/2052[4]		27,216	26,945
Fannie Mae Pool #BX2812 5.00% 11/1/2052[4]		18,346	18,178
Fannie Mae Pool #BX5583 5.00% 12/1/2052[4]		1,955	1,937
Fannie Mae Pool #MA4842 5.50% 12/1/2052[4]		49,987	50,308
Fannie Mae Pool #BX4004 5.50% 12/1/2052[4]		1,534	1,543
Fannie Mae Pool #BX3726 5.50% 12/1/2052[4]		847	853
Fannie Mae Pool #BX3716 5.50% 12/1/2052[4]		739	744
Fannie Mae Pool #FS4947 4.00% 1/1/2053[4]		125,259	118,527
Fannie Mae Pool #BT8033 5.00% 1/1/2053[4]		18,808	18,639
Fannie Mae Pool #BX0856 5.50% 1/1/2053[4]		827	832
Fannie Mae Pool #BX5592 5.50% 1/1/2053[4]		597	601
Fannie Mae Pool #BX6108 5.50% 1/1/2053[4]		65	65
Fannie Mae Pool #MA4917 4.50% 2/1/2053[4]		182	177
Fannie Mae Pool #MA4919 5.50% 2/1/2053[4]		15,927	16,003
Fannie Mae Pool #BX7384 5.50% 2/1/2053[4]		1,276	1,283
Fannie Mae Pool #FS4024 5.50% 2/1/2053[4]		574	577
Fannie Mae Pool #BW5124 5.50% 2/1/2053[4]		99	100
Fannie Mae Pool #FS3759 6.00% 2/1/2053[4]		37,042	38,408
Fannie Mae Pool #BX7703 6.50% 2/1/2053[4]		357	366
Fannie Mae Pool #BX7774 5.50% 3/1/2053[4]		11,413	11,477
Fannie Mae Pool #BX9431 5.50% 3/1/2053[4]		3,727	3,754
Fannie Mae Pool #BX7782 5.50% 3/1/2053[4]		1,931	1,941

American Balanced Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BX8514 5.50% 3/1/2053[4]	USD	191	$192
Fannie Mae Pool #MA4993 4.00% 4/1/2053[4]		5,589	5,287
Fannie Mae Pool #MA4977 4.50% 4/1/2053[4]		36,792	35,690
Fannie Mae Pool #BW5269 4.50% 4/1/2053[4]		14,347	13,915
Fannie Mae Pool #MA4979 5.50% 4/1/2053[4]		5,182	5,213
Fannie Mae Pool #BX9116 5.50% 4/1/2053[4]		3,335	3,353
Fannie Mae Pool #BX8556 5.50% 4/1/2053[4]		2,978	2,993
Fannie Mae Pool #BY0667 5.50% 4/1/2053[4]		991	997
Fannie Mae Pool #BY0007 5.50% 4/1/2053[4]		854	859
Fannie Mae Pool #BY3206 5.50% 4/1/2053[4]		436	438
Fannie Mae Pool #BX8883 5.50% 4/1/2053[4]		145	145
Fannie Mae Pool #MA5008 4.50% 5/1/2053[4]		35,707	34,638
Fannie Mae Pool #FS4563 5.00% 5/1/2053[4]		7,480	7,409
Fannie Mae Pool #BY0091 5.50% 5/1/2053[4]		9,247	9,295
Fannie Mae Pool #MA5010 5.50% 5/1/2053[4]		7,190	7,222
Fannie Mae Pool #BY2505 5.50% 5/1/2053[4]		4,097	4,116
Fannie Mae Pool #BY0204 5.50% 5/1/2053[4]		3,770	3,788
Fannie Mae Pool #BY4413 5.50% 5/1/2053[4]		302	304
Fannie Mae Pool #MA5054 4.00% 6/1/2053[4]		6,115	5,785
Fannie Mae Pool #FS5192 5.50% 6/1/2053[4]		77,001	77,502
Fannie Mae Pool #BY3521 5.50% 6/1/2053[4]		17,363	17,444
Fannie Mae Pool #MA5039 5.50% 6/1/2053[4]		4,428	4,448
Fannie Mae Pool #BY3337 5.50% 6/1/2053[4]		367	369
Fannie Mae Pool #CB6491 6.50% 6/1/2053[4]		7,734	7,966
Fannie Mae Pool #CB6490 6.50% 6/1/2053[4]		2,697	2,764
Fannie Mae Pool #CB6468 6.50% 6/1/2053[4]		1,945	2,000
Fannie Mae Pool #MA5089 4.00% 7/1/2053[4]		242,841	229,675
Fannie Mae Pool #CB6719 4.50% 7/1/2053[4]		3,855	3,739
Fannie Mae Pool #MA5071 5.00% 7/1/2053[4]		48,677	48,168
Fannie Mae Pool #MA5072 5.50% 7/1/2053[4]		35,143	35,306
Fannie Mae Pool #MA5127 4.00% 8/1/2053[4]		258,300	244,296
Fannie Mae Pool #CB6853 4.50% 8/1/2053[4]		6,005	5,825
Fannie Mae Pool #MA5135 4.00% 9/1/2053[4]		2,913	2,755
Fannie Mae Pool #MA5136 4.50% 9/1/2053[4]		26,922	26,112
Fannie Mae Pool #MA5139 6.00% 9/1/2053[4]		36,179	36,743
Fannie Mae Pool #MA5163 4.50% 10/1/2053[4]		57,426	55,697
Fannie Mae Pool #MA5165 5.50% 10/1/2053[4]		6,044	6,070
Fannie Mae Pool #CB7344 6.00% 10/1/2053[4]		91,857	93,375
Fannie Mae Pool #MA5190 5.50% 11/1/2053[4]		82,732	83,086
Fannie Mae Pool #MA5191 6.00% 11/1/2053[4]		106,569	108,232
Fannie Mae Pool #MA5218 7.00% 12/1/2053[4]		11,522	11,892
Fannie Mae Pool #BF0174 3.00% 2/1/2057[4]		5,230	4,610
Fannie Mae Pool #BF0177 3.00% 2/1/2057[4]		4,946	4,379
Fannie Mae Pool #BF0145 3.50% 3/1/2057[4]		106,831	97,045
Fannie Mae Pool #BF0189 3.00% 6/1/2057[4]		7,892	6,957
Fannie Mae Pool #BF0219 3.50% 9/1/2057[4]		24,217	21,998
Fannie Mae Pool #BF0226 3.50% 1/1/2058[4]		33,599	31,076
Fannie Mae Pool #BF0262 3.00% 5/1/2058[4]		409	360
Fannie Mae Pool #BF0332 3.00% 1/1/2059[4]		61,375	54,098
Fannie Mae Pool #BM6736 4.50% 11/1/2059[4]		3,220	3,140
Fannie Mae Pool #BF0481 3.50% 6/1/2060[4]		80,391	73,037
Fannie Mae Pool #BF0497 3.00% 7/1/2060[4]		50,859	43,653
Fannie Mae Pool #BF0548 3.00% 7/1/2061[4]		53,826	47,127
Fannie Mae Pool #BF0547 3.00% 7/1/2061[4]		34,425	30,546
Fannie Mae Pool #BF0585 4.50% 12/1/2061[4]		55,392	53,881
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 1/25/2024[4,5]		572	570
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.584% 7/25/2024[4,5]		439	432
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 7/25/2024[4,5]		7,687	7,577
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.526% 11/25/2024[4,5]		347	341
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.465% 12/25/2026[4,5]		28,434	26,941
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[4,5]		2,135	2,047
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.06% 6/25/2027[4,5]		2,421	2,325
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[4]		265	226
Freddie Mac Pool #ZJ9097 5.00% 2/1/2024[4]		1	1
Freddie Mac Pool #ZA1894 5.00% 8/1/2025[4]		2	2
Freddie Mac Pool #ZA1914 5.00% 12/1/2025[4]		4	4
Freddie Mac Pool #ZA1927 5.00% 3/1/2026[4]		10	10

14	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #ZA1950 6.50% 8/1/2026[4]	USD	56	$56
Freddie Mac Pool #ZS8832 5.00% 3/1/2027[4]		2	2
Freddie Mac Pool #ZA1997 5.00% 4/1/2027[4]		20	20
Freddie Mac Pool #D97504 6.50% 12/1/2027[4]		48	49
Freddie Mac Pool #C91130 6.50% 12/1/2027[4]		40	41
Freddie Mac Pool #C91150 6.50% 1/1/2028[4]		46	47
Freddie Mac Pool #G16210 3.50% 6/1/2032[4]		28	28
Freddie Mac Pool #ZA2384 3.50% 6/1/2035[4]		179	172
Freddie Mac Pool #A56076 5.50% 1/1/2037[4]		9	9
Freddie Mac Pool #C91912 3.00% 2/1/2037[4]		14,624	13,641
Freddie Mac Pool #C91917 3.00% 2/1/2037[4]		6,528	6,089
Freddie Mac Pool #G06028 5.50% 7/1/2037[4]		133	137
Freddie Mac Pool #G08248 5.50% 2/1/2038[4]		38	40
Freddie Mac Pool #ZA2505 3.50% 5/1/2038[4]		69	65
Freddie Mac Pool #ZT1449 3.00% 6/1/2038[4]		6,743	6,283
Freddie Mac Pool #G04552 6.00% 9/1/2038[4]		318	333
Freddie Mac Pool #G05979 5.50% 10/1/2038[4]		18	19
Freddie Mac Pool #G05546 5.50% 7/1/2039[4]		76	78
Freddie Mac Pool #A90351 4.50% 1/1/2040[4]		103	102
Freddie Mac Pool #G05937 4.50% 8/1/2040[4]		2,128	2,129
Freddie Mac Pool #RB5071 2.00% 9/1/2040[4]		97,038	83,575
Freddie Mac Pool #A97543 4.50% 3/1/2041[4]		169	173
Freddie Mac Pool #A97669 4.50% 3/1/2041[4]		140	140
Freddie Mac Pool #Q01190 4.50% 6/1/2041[4]		79	79
Freddie Mac Pool #Q01160 5.00% 6/1/2041[4]		121	123
Freddie Mac Pool #SC0148 2.00% 7/1/2041[4]		2,385	2,046
Freddie Mac Pool #Q03821 4.50% 10/1/2041[4]		293	293
Freddie Mac Pool #Q03795 4.50% 10/1/2041[4]		23	23
Freddie Mac Pool #Q11220 3.50% 9/1/2042[4]		402	381
Freddie Mac Pool #V80026 3.00% 4/1/2043[4]		26	24
Freddie Mac Pool #G07921 3.50% 4/1/2043[4]		332	314
Freddie Mac Pool #Q23190 4.00% 11/1/2043[4]		210	204
Freddie Mac Pool #Q23185 4.00% 11/1/2043[4]		156	152
Freddie Mac Pool #Q26734 4.00% 6/1/2044[4]		1,635	1,586
Freddie Mac Pool #SD0480 3.50% 6/1/2045[4]		8,639	8,151
Freddie Mac Pool #760014 2.71% 8/1/2045[4,5]		647	626
Freddie Mac Pool #Q37988 4.00% 12/1/2045[4]		3,739	3,612
Freddie Mac Pool #G60344 4.00% 12/1/2045[4]		3,291	3,179
Freddie Mac Pool #Z40130 3.00% 1/1/2046[4]		13,121	12,083
Freddie Mac Pool #Q40476 4.00% 4/1/2046[4]		2,428	2,345
Freddie Mac Pool #Q40458 4.00% 4/1/2046[4]		536	518
Freddie Mac Pool #G60744 3.50% 7/1/2046[4]		1,606	1,502
Freddie Mac Pool #Q41909 4.50% 7/1/2046[4]		264	263
Freddie Mac Pool #V82628 4.00% 9/1/2046[4]		8,112	7,835
Freddie Mac Pool #760015 2.597% 1/1/2047[4,5]		4,556	4,333
Freddie Mac Pool #G60928 4.50% 4/1/2047[4]		2,021	2,007
Freddie Mac Pool #ZS4726 3.50% 7/1/2047[4]		22	21
Freddie Mac Pool #G08775 4.00% 8/1/2047[4]		10,279	9,847
Freddie Mac Pool #G61295 3.50% 9/1/2047[4]		5,290	4,945
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[4]		137	127
Freddie Mac Pool #V83507 4.00% 10/1/2047[4]		1,627	1,570
Freddie Mac Pool #G61733 3.00% 12/1/2047[4]		16,311	14,831
Freddie Mac Pool #ZS4747 3.50% 12/1/2047[4]		15,611	14,541
Freddie Mac Pool #G61662 3.50% 2/1/2048[4]		5,001	4,676
Freddie Mac Pool #Q54547 4.00% 3/1/2048[4]		7,085	6,827
Freddie Mac Pool #SI2002 4.00% 3/1/2048[4]		29	28
Freddie Mac Pool #G61628 3.50% 9/1/2048[4]		5,828	5,472
Freddie Mac Pool #ZA5889 4.00% 11/1/2048[4]		3,423	3,294
Freddie Mac Pool #V85664 3.50% 6/1/2049[4]		26,229	24,541
Freddie Mac Pool #SD7506 4.00% 9/1/2049[4]		42,392	40,915
Freddie Mac Pool #SD7508 3.50% 10/1/2049[4]		8,730	8,144
Freddie Mac Pool #RA1744 4.00% 11/1/2049[4]		628	603
Freddie Mac Pool #QA5118 3.50% 12/1/2049[4]		32,661	30,411
Freddie Mac Pool #RA3384 3.00% 8/1/2050[4]		2,148	1,919
Freddie Mac Pool #SI2074 2.00% 9/1/2050[4]		51,837	42,670
Freddie Mac Pool #SI2076 2.00% 9/1/2050[4]		33,844	27,859
Freddie Mac Pool #SI2077 2.00% 9/1/2050[4]		20,328	16,749

American Balanced Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SI2062 2.00% 9/1/2050[4]	USD	19,005	$15,614
Freddie Mac Pool #RA3506 3.00% 9/1/2050[4]		6,137	5,481
Freddie Mac Pool #SI2080 2.00% 10/1/2050[4]		19,816	16,307
Freddie Mac Pool #SD8106 2.00% 11/1/2050[4]		107,234	88,255
Freddie Mac Pool #SD7528 2.00% 11/1/2050[4]		96,900	80,703
Freddie Mac Pool #RA4070 2.50% 11/1/2050[4]		19,101	16,360
Freddie Mac Pool #RA3987 2.50% 11/1/2050[4]		18,381	15,744
Freddie Mac Pool #RA4352 2.00% 1/1/2051[4]		32,324	26,690
Freddie Mac Pool #QB8605 2.00% 2/1/2051[4]		30,187	25,111
Freddie Mac Pool #SD8128 2.00% 2/1/2051[4]		14,545	11,950
Freddie Mac Pool #SD1729 2.50% 2/1/2051[4]		47,940	41,063
Freddie Mac Pool #SD8134 2.00% 3/1/2051[4]		45,129	37,068
Freddie Mac Pool #RA5287 2.00% 5/1/2051[4]		58,964	48,434
Freddie Mac Pool #RA5288 2.00% 5/1/2051[4]		11,283	9,268
Freddie Mac Pool #RA5259 2.50% 5/1/2051[4]		210,394	180,212
Freddie Mac Pool #RA5219 2.50% 5/1/2051[4]		11,379	9,700
Freddie Mac Pool #RA5267 3.00% 5/1/2051[4]		3,938	3,504
Freddie Mac Pool #SD7544 3.00% 7/1/2051[4]		15,470	13,904
Freddie Mac Pool #QC4071 3.00% 7/1/2051[4]		793	703
Freddie Mac Pool #SD0665 3.00% 8/1/2051[4]		20,971	18,731
Freddie Mac Pool #QC5996 3.00% 8/1/2051[4]		2,132	1,888
Freddie Mac Pool #SD1129 4.00% 8/1/2051[4]		19,790	18,953
Freddie Mac Pool #SD7545 2.50% 9/1/2051[4]		68,228	58,909
Freddie Mac Pool #RA5836 2.50% 9/1/2051[4]		66,161	56,848
Freddie Mac Pool #RA5782 2.50% 9/1/2051[4]		17,698	15,246
Freddie Mac Pool #RA5971 3.00% 9/1/2051[4]		48,838	43,808
Freddie Mac Pool #RA5901 3.00% 9/1/2051[4]		3,942	3,518
Freddie Mac Pool #QC7504 3.00% 9/1/2051[4]		177	157
Freddie Mac Pool #SD8172 2.00% 10/1/2051[4]		9,617	7,877
Freddie Mac Pool #QC8489 2.50% 10/1/2051[4]		57,641	49,551
Freddie Mac Pool #SD2880 3.00% 10/1/2051[4]		55,142	49,198
Freddie Mac Pool #SD0734 3.00% 10/1/2051[4]		4,819	4,323
Freddie Mac Pool #RA6406 2.00% 11/1/2051[4]		5,767	4,731
Freddie Mac Pool #SD7548 2.50% 11/1/2051[4]		442,336	381,741
Freddie Mac Pool #RA6347 3.00% 11/1/2051[4]		4,584	4,091
Freddie Mac Pool #RA6483 2.50% 12/1/2051[4]		67,484	58,006
Freddie Mac Pool #RA6535 2.50% 12/1/2051[4]		33,611	28,621
Freddie Mac Pool #QD3310 3.00% 12/1/2051[4]		8,588	7,604
Freddie Mac Pool #SD0855 2.50% 1/1/2052[4]		32,675	27,825
Freddie Mac Pool #SD7552 2.50% 1/1/2052[4]		26,202	22,571
Freddie Mac Pool #SD0813 3.00% 1/1/2052[4]		10,266	9,207
Freddie Mac Pool #QD7397 2.50% 2/1/2052[4]		487	417
Freddie Mac Pool #RA6664 3.00% 2/1/2052[4]		104,617	93,141
Freddie Mac Pool #QD7089 3.50% 2/1/2052[4]		5,184	4,782
Freddie Mac Pool #QD8873 3.50% 2/1/2052[4]		12	11
Freddie Mac Pool #SD7553 3.00% 3/1/2052[4]		216,689	194,317
Freddie Mac Pool #SD7554 2.50% 4/1/2052[4]		37,032	31,935
Freddie Mac Pool #SD8205 2.50% 4/1/2052[4]		612	521
Freddie Mac Pool #QD9576 3.00% 4/1/2052[4]		9,673	8,562
Freddie Mac Pool #QD9278 3.50% 4/1/2052[4]		4,444	4,083
Freddie Mac Pool #SD8214 3.50% 5/1/2052[4]		12,014	11,028
Freddie Mac Pool #RA7326 3.50% 5/1/2052[4]		10	9
Freddie Mac Pool #RA7399 4.00% 5/1/2052[4]		37,367	35,504
Freddie Mac Pool #QE2335 4.00% 5/1/2052[4]		32,761	31,128
Freddie Mac Pool #QE3580 3.50% 6/1/2052[4]		14,672	13,467
Freddie Mac Pool #SD2088 3.50% 6/1/2052[4]		753	691
Freddie Mac Pool #SD3245 4.00% 6/1/2052[4]		43,851	42,027
Freddie Mac Pool #RA7468 4.00% 6/1/2052[4]		7,142	6,758
Freddie Mac Pool #QE4383 4.00% 6/1/2052[4]		852	806
Freddie Mac Pool #RA7502 5.00% 6/1/2052[4]		969	960
Freddie Mac Pool #RA7668 4.00% 7/1/2052[4]		13,905	13,158
Freddie Mac Pool #SD1502 4.00% 7/1/2052[4]		5,553	5,255
Freddie Mac Pool #SD7556 3.00% 8/1/2052[4]		24,523	21,955
Freddie Mac Pool #SD1766 4.00% 8/1/2052[4]		15,664	14,889
Freddie Mac Pool #QE7976 4.50% 8/1/2052[4]		42,605	41,329
Freddie Mac Pool #QE8579 4.50% 8/1/2052[4]		8,386	8,135
Freddie Mac Pool #SD8244 4.00% 9/1/2052[4]		100,031	94,652

16	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QF0323 4.00% 9/1/2052[4]	USD	989	$935
Freddie Mac Pool #QF0212 4.50% 9/1/2052[4]		38,335	37,186
Freddie Mac Pool #QE9497 4.50% 9/1/2052[4]		9,567	9,281
Freddie Mac Pool #SD1608 4.50% 9/1/2052[4]		5,686	5,516
Freddie Mac Pool #RA7938 5.00% 9/1/2052[4]		59,661	59,183
Freddie Mac Pool #QF2221 4.00% 10/1/2052[4]		975	922
Freddie Mac Pool #QF1489 4.00% 10/1/2052[4]		145	137
Freddie Mac Pool #SD8257 4.50% 10/1/2052[4]		69,764	67,674
Freddie Mac Pool #QF1236 4.50% 10/1/2052[4]		55,854	54,181
Freddie Mac Pool #SD2465 4.50% 10/1/2052[4]		3,779	3,666
Freddie Mac Pool #SD8264 3.50% 11/1/2052[4]		68,237	62,627
Freddie Mac Pool #SD8265 4.00% 11/1/2052[4]		403	381
Freddie Mac Pool #SD1897 4.50% 11/1/2052[4]		154,318	152,224
Freddie Mac Pool #SD1895 4.50% 11/1/2052[4]		31,537	31,182
Freddie Mac Pool #SD8276 5.00% 12/1/2052[4]		58,440	57,860
Freddie Mac Pool #QF5340 5.00% 12/1/2052[4]		27,038	26,794
Freddie Mac Pool #QF5830 5.00% 12/1/2052[4]		1,175	1,164
Freddie Mac Pool #SD1961 5.50% 12/1/2052[4]		5,666	5,696
Freddie Mac Pool #QF4136 5.50% 12/1/2052[4]		1,491	1,500
Freddie Mac Pool #QF5672 5.00% 1/1/2053[4]		138,637	137,334
Freddie Mac Pool #SD2571 5.00% 1/1/2053[4]		13,558	13,434
Freddie Mac Pool #QF5717 5.00% 1/1/2053[4]		1,237	1,225
Freddie Mac Pool #SD8288 5.00% 1/1/2053[4]		387	383
Freddie Mac Pool #QF5394 5.50% 1/1/2053[4]		1,530	1,540
Freddie Mac Pool #QF5680 5.50% 1/1/2053[4]		1,387	1,397
Freddie Mac Pool #QF5251 5.50% 1/1/2053[4]		697	702
Freddie Mac Pool #QF6796 5.50% 1/1/2053[4]		362	365
Freddie Mac Pool #RA8534 5.00% 2/1/2053[4]		171,971	170,376
Freddie Mac Pool #QF7774 5.50% 2/1/2053[4]		4,189	4,213
Freddie Mac Pool #QF8331 5.50% 2/1/2053[4]		3,110	3,131
Freddie Mac Pool #QF7048 5.50% 2/1/2053[4]		90	91
Freddie Mac Pool #QF8056 6.00% 2/1/2053[4]		26,683	27,153
Freddie Mac Pool #QF8050 6.00% 2/1/2053[4]		9,813	9,993
Freddie Mac Pool #SD2608 3.50% 3/1/2053[4]		16,023	14,705
Freddie Mac Pool #SD8305 4.00% 3/1/2053[4]		41,724	39,473
Freddie Mac Pool #SD8306 4.50% 3/1/2053[4]		63,450	61,549
Freddie Mac Pool #QF8926 4.50% 3/1/2053[4]		3,765	3,652
Freddie Mac Pool #QF8936 4.50% 3/1/2053[4]		169	164
Freddie Mac Pool #QF8462 5.50% 3/1/2053[4]		18,404	18,516
Freddie Mac Pool #QF8552 5.50% 3/1/2053[4]		537	540
Freddie Mac Pool #QF8554 5.50% 3/1/2053[4]		86	87
Freddie Mac Pool #QF9076 5.50% 3/1/2053[4]		77	78
Freddie Mac Pool #SD8313 4.00% 4/1/2053[4]		38,305	36,237
Freddie Mac Pool #SD8314 4.50% 4/1/2053[4]		193,812	188,007
Freddie Mac Pool #SD2716 5.00% 4/1/2053[4]		12,118	12,007
Freddie Mac Pool #SD8315 5.00% 4/1/2053[4]		1,083	1,072
Freddie Mac Pool #SD3314 5.50% 4/1/2053[4]		59,751	60,168
Freddie Mac Pool #QG1023 5.50% 4/1/2053[4]		8,431	8,483
Freddie Mac Pool #QG0979 5.50% 4/1/2053[4]		252	253
Freddie Mac Pool #QG1387 5.50% 4/1/2053[4]		56	56
Freddie Mac Pool #SD8322 4.50% 5/1/2053[4]		124,626	120,894
Freddie Mac Pool #RA8647 4.50% 5/1/2053[4]		3,876	3,760
Freddie Mac Pool #SD8323 5.00% 5/1/2053[4]		325,990	322,632
Freddie Mac Pool #SD8324 5.50% 5/1/2053[4]		227,155	228,162
Freddie Mac Pool #SD3369 5.50% 5/1/2053[4]		32,710	32,908
Freddie Mac Pool #SD8329 5.00% 6/1/2053[4]		5,558	5,500
Freddie Mac Pool #SD8331 5.50% 6/1/2053[4]		18,676	18,759
Freddie Mac Pool #QG4632 5.50% 6/1/2053[4]		15,948	16,024
Freddie Mac Pool #QG4732 5.50% 6/1/2053[4]		2,539	2,550
Freddie Mac Pool #RA9279 6.00% 6/1/2053[4]		16,002	16,319
Freddie Mac Pool #RA9283 6.00% 6/1/2053[4]		15,013	15,303
Freddie Mac Pool #RA9281 6.00% 6/1/2053[4]		9,856	10,016
Freddie Mac Pool #RA9284 6.00% 6/1/2053[4]		6,923	7,162
Freddie Mac Pool #RA9294 6.50% 6/1/2053[4]		3,605	3,708
Freddie Mac Pool #RA9292 6.50% 6/1/2053[4]		3,113	3,201
Freddie Mac Pool #RA9289 6.50% 6/1/2053[4]		2,925	3,030
Freddie Mac Pool #RA9288 6.50% 6/1/2053[4]		2,847	2,960

American Balanced Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9287 6.50% 6/1/2053[4]	USD	1,972	$2,055
Freddie Mac Pool #RA9290 6.50% 6/1/2053[4]		1,502	1,551
Freddie Mac Pool #RA9291 6.50% 6/1/2053[4]		1,100	1,128
Freddie Mac Pool #RA9295 6.50% 6/1/2053[4]		810	847
Freddie Mac Pool #SD8341 5.00% 7/1/2053[4]		70,343	69,608
Freddie Mac Pool #SD8342 5.50% 7/1/2053[4]		78,620	78,957
Freddie Mac Pool #SD3356 6.00% 7/1/2053[4]		559	568
Freddie Mac Pool #QG8374 5.50% 8/1/2053[4]		31,879	32,031
Freddie Mac Pool #SD8360 4.50% 9/1/2053[4]		44,721	43,375
Freddie Mac Pool #SD8362 5.50% 9/1/2053[4]		17,609	17,684
Freddie Mac Pool #SD3825 6.50% 9/1/2053[4]		234,889	240,787
Freddie Mac Pool #SD8365 4.50% 10/1/2053[4]		53,461	51,851
Freddie Mac Pool #SD8367 5.50% 10/1/2053[4]		167,925	168,673
Freddie Mac Pool #SD8370 4.50% 11/1/2053[4]		4,037	3,916
Freddie Mac Pool #SD8372 5.50% 11/1/2053[4]		77,834	78,167
Freddie Mac Pool #SD8381 4.50% 12/1/2053[4]		20,183	19,575
Freddie Mac Pool #SD8384 6.00% 12/1/2053[4]		114,140	115,921
Freddie Mac Pool #SD8386 7.00% 12/1/2053[4]		31,827	32,849
Freddie Mac Pool #SD8393 4.50% 1/1/2054[4]		23,896	23,177
Freddie Mac, Series T041, Class 3A, 4.357% 7/25/2032[4,5]		733	701
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[4]		36	36
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 1/25/2024[4]		20,363	20,284
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[4]		10,852	10,602
Freddie Mac, Series K045, Class A2, Multi Family, 3.023% 1/25/2025[4]		1,025	1,002
Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[4,5]		2,356	2,318
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[4]		1,089	1,065
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[4]		2,787	2,705
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[4]		1,499	1,473
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[4]		1,036	1,008
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 8/25/2025[4,5]		19,655	19,314
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[4]		27,390	26,642
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[4]		26,791	23,156
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[4]		11,551	9,918
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[4,5]		14,240	13,023
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[4]		4,841	4,441
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[4,5]		8,723	8,016
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[4]		32,468	29,869
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[4,5]		31,912	29,202
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[4,5]		6,835	6,025
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[4]		5,664	5,098
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[4]		20,578	19,445
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[4]		13,982	12,490
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[4]		53,766	50,698
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[4]		34,151	31,268
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[4]		6,803	6,488
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[4]		25,505	24,229
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[4]		24,325	22,567
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[4]		9,490	8,749
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[4]		4,599	4,089
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[4]		1,427	1,176

18	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[4]	USD	12,530	$11,853
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 3/25/2032[4]		49,523	42,741
Government National Mortgage Assn. 2.50% 1/1/2054[4,6]		36,900	32,285
Government National Mortgage Assn. 3.00% 1/1/2054[4,6]		110,762	100,300
Government National Mortgage Assn. 4.00% 1/1/2054[4,6]		363,130	346,733
Government National Mortgage Assn. 5.00% 1/1/2054[4,6]		39,474	39,203
Government National Mortgage Assn. 5.50% 1/1/2054[4,6]		172,918	174,189
Government National Mortgage Assn. 2.50% 2/1/2054[4,6]		73,800	64,732
Government National Mortgage Assn. 3.00% 2/1/2054[4,6]		42,500	38,555
Government National Mortgage Assn. 4.00% 2/1/2054[4,6]		100,900	96,633
Government National Mortgage Assn. Pool #004291 6.00% 11/20/2038[4]		1,130	1,194
Government National Mortgage Assn. Pool #783219 4.00% 1/15/2041[4]		3,026	2,954
Government National Mortgage Assn. Pool #MA1601 4.00% 1/20/2044[4]		35	34
Government National Mortgage Assn. Pool #MA3107 4.50% 9/20/2045[4]		62	62
Government National Mortgage Assn. Pool #MA3175 4.50% 10/20/2045[4]		2,675	2,668
Government National Mortgage Assn. Pool #MA3873 3.00% 8/20/2046[4]		20,399	18,752
Government National Mortgage Assn. Pool #MA4587 4.00% 7/20/2047[4]		9,693	9,347
Government National Mortgage Assn. Pool #MA4653 4.00% 8/20/2047[4]		1,720	1,663
Government National Mortgage Assn. Pool #MA4779 4.00% 10/20/2047[4]		2,019	1,947
Government National Mortgage Assn. Pool #MA4901 4.00% 12/20/2047[4]		16,509	15,915
Government National Mortgage Assn. Pool #MA5078 4.00% 3/20/2048[4]		18,092	17,485
Government National Mortgage Assn. Pool #MA5191 3.50% 5/20/2048[4]		19,659	18,517
Government National Mortgage Assn. Pool #MA5193 4.50% 5/20/2048[4]		3,266	3,229
Government National Mortgage Assn. Pool #MA5528 4.00% 10/20/2048[4]		420	404
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[4]		1,165	1,151
Government National Mortgage Assn. Pool #MA5816 3.50% 3/20/2049[4]		20,299	19,105
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049[4]		864	854
Government National Mortgage Assn. Pool #MA5987 4.50% 6/20/2049[4]		349	344
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[4]		485	479
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049[4]		4,064	4,000
Government National Mortgage Assn. Pool #MA6341 4.50% 12/20/2049[4]		339	335
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[4]		119,868	101,564
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[4]		225	196
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[4]		105,095	89,046
Government National Mortgage Assn. Pool #MA7140 4.50% 1/20/2051[4]		343	339
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[4]		7,547	7,461
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[4]		85,913	75,170
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[4]		20,856	17,980
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[4]		7,501	6,430
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[4]		2,344	2,061
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[4]		14,000	12,245
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[4]		1,985	1,730
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[4]		692	603
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[4]		457	393
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052[4]		391	342
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[4]		41,277	37,378
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[4]		501	467
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[4]		105,994	101,177
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[4]		19,000	17,690
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[4]		2,121	2,025
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052[4]		22,002	21,002
Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053[4]		827	822
Government National Mortgage Assn. Pool #MA8943 3.00% 6/20/2053[4]		764	693
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[4]		19,427	18,956
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[4]		43,000	42,694
Government National Mortgage Assn. Pool #MA9105 5.00% 8/20/2053[4]		31,000	30,779
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[4]		49,367	48,171
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[4]		150,657	149,585
Government National Mortgage Assn. Pool #710085 5.024% 9/20/2061[4]		3	3
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[4]		31,851	24,294
Uniform Mortgage-Backed Security 2.00% 1/1/2039[4,6]		77,228	69,252
Uniform Mortgage-Backed Security 2.50% 1/1/2039[4,6]		55,836	51,452
Uniform Mortgage-Backed Security 3.50% 1/1/2039[4,6]		40,000	38,511
Uniform Mortgage-Backed Security 2.00% 2/1/2039[4,6]		51,772	46,138
Uniform Mortgage-Backed Security 2.50% 2/1/2039[4,6]		45,523	41,970
Uniform Mortgage-Backed Security 4.00% 2/1/2039[4,6]		41,500	40,735

American Balanced Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 2.00% 1/1/2054[4,6]	USD	691,222	$565,074
Uniform Mortgage-Backed Security 2.50% 1/1/2054[4,6]		519,288	441,841
Uniform Mortgage-Backed Security 3.00% 1/1/2054[4,6]		372,193	329,289
Uniform Mortgage-Backed Security 3.50% 1/1/2054[4,6]		984,583	903,355
Uniform Mortgage-Backed Security 4.00% 1/1/2054[4,6]		164,597	155,692
Uniform Mortgage-Backed Security 4.50% 1/1/2054[4,6]		484,521	469,720
Uniform Mortgage-Backed Security 5.00% 1/1/2054[4,6]		183,054	181,124
Uniform Mortgage-Backed Security 5.50% 1/1/2054[4,6]		36,772	36,933
Uniform Mortgage-Backed Security 6.00% 1/1/2054[4,6]		182,242	185,061
Uniform Mortgage-Backed Security 6.50% 1/1/2054[4,6]		38,188	39,138
Uniform Mortgage-Backed Security 7.00% 1/1/2054[4,6]		134,530	138,781
Uniform Mortgage-Backed Security 2.50% 2/1/2054[4,6]		198,000	168,687
Uniform Mortgage-Backed Security 3.50% 2/1/2054[4,6]		1,014,028	931,322
Uniform Mortgage-Backed Security 4.00% 2/1/2054[4,6]		638,000	604,032
Uniform Mortgage-Backed Security 4.50% 2/1/2054[4,6]		956,974	928,302
Uniform Mortgage-Backed Security 5.00% 2/1/2054[4,6]		875,585	866,692
Uniform Mortgage-Backed Security 5.50% 2/1/2054[4,6]		70,873	71,195
Uniform Mortgage-Backed Security 6.00% 2/1/2054[4,6]		67,200	68,237
Uniform Mortgage-Backed Security 6.50% 2/1/2054[4,6]		360,066	368,969
Uniform Mortgage-Backed Security 6.00% 3/1/2054[4,6]		44,300	44,907
			23,354,823

Commercial mortgage-backed securities 0.70%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.29% 11/15/2055[4,5]		19,903	20,177
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[4,7]		21,941	20,684
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class ASB, 5.745% 3/15/2032[4,5]		5,000	5,260
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[4]		3,422	3,251
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[4]		405	380
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[4]		24,803	26,263
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[4,5]		6,605	7,033
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[4]		795	754
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[4]		501	471
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[4,5]		9,618	9,294
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[4]		5,772	5,058
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[4]		8,720	7,825
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[4]		17,962	15,315
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.393% 3/15/2064[4,5]		842	752
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[4]		11,250	10,557
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[4,5]		3,812	3,582
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[4]		9,988	9,440
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[4]		17,048	14,229
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[4,5]		3,073	2,956
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[4]		9,262	7,409
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053[4]		3,950	3,132
Benchmark Mortgage Trust, Series 2020-B22, Class AM, 2.163% 1/15/2054[4]		6,710	5,192
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[4]		2,138	1,728
Benchmark Mortgage Trust, Series 2021-B28, Class A5, 2.224% 8/15/2054[4]		4,870	3,994
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055[4]		9,970	8,166
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.444% 5/15/2055[4,5]		16,900	15,648
Benchmark Mortgage Trust, Series 2022-B37, Class A5, 5.751% 11/15/2055[4,5]		54,265	57,199
Benchmark Mortgage Trust, Series 2023-V3, Class A3, 6.363% 7/15/2056[4]		25,731	26,989
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[4]		8,000	7,162
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[4,5]		41,374	43,638
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.118% 8/15/2056[4,5]		25,283	26,600
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056[4,5]		26,680	28,277
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.131% 5/15/2039[4,5,7]		8,311	8,276
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 7.681% 5/15/2039[4,5,7]		5,710	5,678
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.26% 4/15/2037[4,5,7]		23,495	23,196
BX Commercial Mortgage Trust, Series 2019-XL, Class A, (1-month USD CME Term SOFR + 1.034%) 6.396% 10/15/2036[4,5,7]		941	939
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.065% 9/15/2034[4,5,7]		41,763	40,861
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.176% 9/15/2036[4,5,7]		43,661	42,586

20	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.426% 9/15/2036[4,5,7]	USD	1,123	$1,095
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.375% 10/15/2036[4,5,7]		73,046	71,482
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.773% 10/15/2036[4,5,7]		23,226	22,506
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.853% 4/15/2037[4,5,7]		23,179	23,034
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 8.201% 4/15/2037[4,5,7]		3,289	3,256
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.146% 6/15/2038[4,5,7]		50,684	49,916
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.326% 11/15/2038[4,5,7]		45,534	44,936
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.352% 2/15/2039[4,5,7]		14,501	14,245
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.813% 8/15/2039[4,5,7]		1,771	1,778
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.55% 3/15/2035[4,5,7]		11,185	11,003
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[4]		12,890	12,066
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[4,5,7]		55,899	56,679
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class B, 5.852% 6/10/2028[4,5,7]		9,877	9,887
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 5.852% 6/10/2028[4,5,7]		4,900	4,827
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[4,5,7]		20,000	20,584
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 4/10/2048[4]		533	527
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[4]		2,395	2,285
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[4]		800	748
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[4]		1,280	1,264
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[4]		15,135	14,718
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[4]		1,925	1,888
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[4,5]		1,000	899
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[4,7]		36,773	37,995
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[4,7]		7,074	7,281
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/10/2040[4,5,7]		12,887	12,476
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/10/2040[4,5,7]		5,439	5,589
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[4]		550	512
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.556% 7/15/2038[4,5,7]		17,585	17,436
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.856% 7/15/2038[4,5,7]		13,438	13,243
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.176% 7/15/2038[4,5,7]		10,226	10,073
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.726% 7/15/2038[4,5,7]		4,501	4,430
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[4,7]		12,117	12,606
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[4,7]		27,847	22,550
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.348%) 6.252% 12/15/2036[4,5,7]		2,434	2,426
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 11/10/2048[4]		2,215	2,164
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/15/2038[4,5,7]		5,265	5,128
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[4]		11,268	10,401
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[4]		405	382
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[4]		19,842	16,747
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[4]		9,914	7,885
Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 7.812% 8/15/2039[4,5]		4,325	4,347
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[4]		8,211	8,165

American Balanced Fund	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[4]	USD	2,520	$2,364
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[4]		930	863
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[4,7]		39,275	33,097
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[4,7]		13,012	10,329
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[4,5,7]		2,318	1,556
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[4,7]		12,316	9,925
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[4,5]		8,015	7,544
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.88% 10/15/2038[4,5,7]		5,303	5,274
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[4,7]		72,851	64,450
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.277% 4/15/2038[4,5,7]		14,878	14,733
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[4]		7,603	7,503
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[4]		1,230	1,208
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 4/15/2048[4]		670	661
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[4]		1,600	1,543
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[4]		972	924
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[4]		2,490	2,331
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 9.337% 11/25/2053[4,5,7]		16,556	16,804
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[4,7]		21,946	18,177
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.207% 11/15/2038[4,5,7]		24,843	24,454
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.362% 1/15/2039[4,5,7]		54,009	52,921
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[4]		9,337	9,051
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[4]		455	423
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[4]		10,015	9,598
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[4]		5,000	4,932
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[4]		4,008	3,602
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[4]		795	757
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.151% 11/15/2027[4,5,7]		65,442	65,595
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037[4,5,7]		8,656	8,607
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037[4,5,7]		3,712	3,674
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 7/5/2037[4,5,7]		5,353	5,314
			1,479,624

Collateralized mortgage-backed obligations (privately originated) 0.43%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[4,5,7]		5,289	4,343
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[4,7]		561	522
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[4,7,8]		16,067	14,896
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[4,5,7]		8,094	7,401
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[4,5,7]		3,163	2,866
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[4,5,7]		3,616	3,453
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[4,7]		11,175	10,135
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[4,7,8]		24,467	22,967

22	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[4,5,7]	USD	2,601	$2,519
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[4,5,7]		6,481	6,138
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[4,5,7]		2,377	2,311
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[4,5,7]		4,240	4,245
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 6.305% 12/25/2033[4,5]		242	223
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[4,5,7]		27,047	25,425
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[4,5,7]		763	696
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[4,5,7]		13,334	11,357
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 6.087% 10/25/2041[4,5,7]		162	162
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.737% 12/25/2042[4,5,7]		32,256	32,899
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.637% 1/25/2043[4,5,7]		22,939	23,499
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.887% 5/25/2043[4,5,7]		75,090	80,066
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.237% 6/25/2043[4,5,7]		16,265	16,390
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 8.437% 6/25/2043[4,5,7]		46,402	48,562
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.037% 7/25/2043[4,5,7]		18,439	18,527
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, (30-day Average USD-SOFR + 2.70%) 8.037% 7/25/2043[4,5,7]		34,732	35,477
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[4,7]		17,143	15,874
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[4]		67	67
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[4]		200	208
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[4]		677	659
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[4,7]		13,425	14,932
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[4,7]		57,448	64,030
Finance of America Structured Securities Trust, Series 2019-JR3, Class A 2.00% 9/25/2069[4,7]		1,847	1,995
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[4,7]		2,090	2,110
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[4,5,7]		17,164	14,138
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[4,5,7]		15,996	13,155
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[4,5,7]		16,603	13,696
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[4,5,7]		23,684	19,508
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[4,5,7]		18,382	15,118
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.752% 10/25/2027[4,5]		1,537	1,551
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.637% 2/25/2042[4,5,7]		6,690	6,693
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.337% 4/25/2042[4,5,7]		6,543	6,606
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 8.237% 4/25/2042[4,5,7]		4,587	4,719
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 8.687% 5/25/2042[4,5,7]		13,523	14,090
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 9.837% 6/25/2042[4,5,7]		7,690	8,296
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.487% 9/25/2042[4,5,7]		3,802	3,838
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[4,5,7]		32,409	28,183
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[4,7]		15,061	13,626
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[4,5,7]		3,636	2,995
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[4,7,8]		5,729	5,838
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[4,7,8]		9,351	9,337
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 11/25/2059[4,5,7]		12,195	12,204
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[4,5,7]		5,942	5,755

American Balanced Fund	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[4,7,8]	USD	11,635	$11,269
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.32% 11/25/2055[4,5,7]		32,320	32,205
Mill City Mortgage Trust, Series 15-1, Class M2, 3.72% 6/25/2056[4,5,7]		755	752
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[4,5,7]		4,697	4,516
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[4,5,7]		606	585
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[4,5,7]		21,291	17,510
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[4,7,8]		6,613	6,655
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[4,5,7]		36,079	30,246
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[4,7]		7,678	7,182
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[4,5,7]		5,513	5,452
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[4,5,7]		4,274	4,207
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[4,5,7]		8,460	8,098
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[4,5,7]		9,394	9,028
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[4,5,7]		2,224	2,152
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[4,7]		521	461
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[4,7]		18,412	17,488
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2028[4,7]		9,045	8,930
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[4,7]		2,170	1,981
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[4,7]		11,691	11,560
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[4,7]		7,964	7,763
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[4,7]		1,718	1,665
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[4,7,8]		9,851	9,850
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[4,7,8]		2,805	2,806
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[4,7,8]		28,650	28,947
			905,608

Total mortgage-backed obligations			25,740,055

Corporate bonds, notes & loans 7.77%
Financials 3.73%
AerCap Ireland Capital DAC 1.65% 10/29/2024		27,556	26,610
AerCap Ireland Capital DAC 6.50% 7/15/2025		7,190	7,284
AerCap Ireland Capital DAC 1.75% 1/30/2026		10,369	9,635
AerCap Ireland Capital DAC 2.45% 10/29/2026		43,519	40,314
AerCap Ireland Capital DAC 6.45% 4/15/2027[7]		34,647	35,897
AerCap Ireland Capital DAC 5.75% 6/6/2028		23,037	23,599
AerCap Ireland Capital DAC 3.00% 10/29/2028		44,776	40,902
AerCap Ireland Capital DAC 3.30% 1/30/2032		19,414	16,903
AerCap Ireland Capital DAC 3.40% 10/29/2033		6,179	5,310
AerCap Ireland Capital DAC 3.85% 10/29/2041		4,661	3,759
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[7,8]		41,000	42,326
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[7,8]		23,775	25,073
Ally Financial, Inc. 8.00% 11/1/2031		3,187	3,480
Ally Financial, Inc. 8.00% 11/1/2031		2,250	2,467
American Express Co. 2.25% 3/4/2025		20,000	19,362
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[8]		18,805	19,183
American Express Co. 2.55% 3/4/2027		13,925	13,051
American Express Co. 5.85% 11/5/2027		3,900	4,069
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[8]		10,421	11,307
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[8]		15,687	15,109
American International Group, Inc. 5.125% 3/27/2033		14,135	14,354
American International Group, Inc. 4.375% 6/30/2050		3,180	2,845
Arthur J. Gallagher & Co. 3.50% 5/20/2051		280	208
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032[7]		4,676	5,004
Banco Santander, SA 2.746% 5/28/2025		9,400	9,078
Banco Santander, SA 5.147% 8/18/2025		9,200	9,150
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[8]		20,600	18,643
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]		15,845	14,096

24	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[8]	USD	10,000	$9,962
Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025)[8]		2,713	2,521
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[8]		47,185	47,101
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[8]		22,625	22,125
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[8]		69,306	69,328
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[8]		30,998	32,355
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[8]		36,133	34,060
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[8]		50,405	50,749
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[8]		69,705	61,470
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[8]		34,621	35,760
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[8]		15,100	13,021
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[8]		8,285	6,782
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[8]		33,831	27,483
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031)[8]		5,600	4,731
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[8]		20,878	17,056
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[8]		27,269	26,988
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[8]		117,608	117,942
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[8]		29,710	31,118
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[7,8]		5,000	5,059
Bank of Montreal 5.203% 2/1/2028		5,000	5,097
Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026)[8]		15,000	15,011
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[8]		18,829	19,533
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2029)[8]		21,000	20,857
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033)[8]		26,526	25,958
Bank of Nova Scotia (The) 5.25% 6/12/2028		20,000	20,317
Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[8]		25,000	25,232
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028)[8]		40,000	41,684
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[7]		7,000	7,267
BNP Paribas SA 4.375% 9/28/2025[7]		5,700	5,579
BNP Paribas SA 4.375% 5/12/2026[7]		6,350	6,189
BNP Paribas SA 1.323% 1/13/2027 (USD-SOFR + 1.004% on 1/13/2026)[7,8]		13,580	12,531
BNP Paribas SA 1.675% 6/30/2027 (USD-SOFR + 0.912% on 6/30/2026)[7,8]		2,000	1,833
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[7,8]		115,017	106,472
BNP Paribas SA 1.904% 9/30/2028 (USD-SOFR + 1.609% on 9/30/2027)[7,8]		5,200	4,624
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[7,8]		32,660	28,438
BNP Paribas SA 3.052% 1/13/2031 (USD-SOFR + 1.507% on 1/13/2030)[7,8]		487	428
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[7,8]		27,750	23,494
BPCE SA 4.625% 7/11/2024[7]		33,950	33,592
BPCE SA 5.15% 7/21/2024[7]		39,440	39,110
BPCE SA 1.625% 1/14/2025[7]		17,828	17,183
BPCE SA 1.00% 1/20/2026[7]		25,000	23,021
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[7,8]		12,975	12,085
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[7,8]		42,500	42,857
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[7,8]		15,000	15,810
BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[7,8]		661	530
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[7,8]		1,750	1,759
CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[7,8]		35,000	35,903
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[7,8]		11,675	11,919
Canadian Imperial Bank of Commerce 5.144% 4/28/2025		10,000	10,008
Canadian Imperial Bank of Commerce 5.986% 10/3/2028		15,000	15,703
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[8]		22,000	21,757
Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[8]		21,500	21,143
Charles Schwab Corp. (The) 3.45% 2/13/2026		1,616	1,566
Charles Schwab Corp. (The) 2.45% 3/3/2027		1,420	1,323
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[8]		12,000	12,316
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[8]		20,000	20,985
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[8]		15,000	15,817
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031		10,606	8,605
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[8]		813	782
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[8]		3,456	3,361
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[8]		48,294	48,682
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[8]		19,351	17,716

American Balanced Fund	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Citigroup, Inc. 3.887% 1/10/2028 (3-month USD CME Term SOFR + 1.825% on 1/10/2027)[8]	USD	10,649	$10,303
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[8]		41,075	38,722
Citigroup, Inc. 4.075% 4/23/2029 (3-month USD CME Term SOFR + 1.454% on 4/23/2028)[8]		37,756	36,371
Citigroup, Inc. 3.98% 3/20/2030 (3-month USD CME Term SOFR + 1.597% on 3/20/2029)[8]		19,741	18,751
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[8]		37,862	33,741
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030)[8]		21,069	18,286
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[8]		89,736	76,700
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[8]		4,382	3,614
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[8]		58,282	62,390
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[8]		6,900	7,143
CME Group, Inc. 3.75% 6/15/2028		2,230	2,183
Corebridge Financial, Inc. 3.50% 4/4/2025		7,305	7,127
Corebridge Financial, Inc. 3.65% 4/5/2027		43,861	42,218
Corebridge Financial, Inc. 3.85% 4/5/2029		29,794	28,104
Corebridge Financial, Inc. 3.90% 4/5/2032		1,707	1,544
Corebridge Financial, Inc. 4.35% 4/5/2042		1,622	1,378
Corebridge Financial, Inc. 4.40% 4/5/2052		2,907	2,443
Corebridge Global Funding 5.75% 7/2/2026[7]		49,150	49,824
Crédit Agricole SA 4.375% 3/17/2025[7]		5,460	5,375
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[7,8]		17,106	16,238
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[7,8]		13,656	12,580
Credit Suisse AG 3.625% 9/9/2024		7,250	7,151
Credit Suisse AG 7.95% 1/9/2025		41,500	42,445
Credit Suisse AG 7.50% 2/15/2028		20,000	21,916
Danske Bank AS 3.773% 3/28/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[7,8]		20,000	19,899
Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[7,8]		7,000	7,053
Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025)[7,8]		30,000	30,536
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[7,8]		37,800	34,126
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[7,8]		14,225	13,796
Deutsche Bank AG 0.898% 5/28/2024		19,230	18,891
Deutsche Bank AG 3.70% 5/30/2024		36,145	35,754
Deutsche Bank AG 3.70% 5/30/2024		28,800	28,509
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[8]		16,750	16,479
Deutsche Bank AG 4.10% 1/13/2026		21,547	20,961
Deutsche Bank AG 4.10% 1/13/2026		5,139	5,043
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[8]		52,502	49,244
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[8]		17,696	18,378
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[8]		87,343	79,913
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[8]		110,369	101,373
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[8]		81,530	85,427
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[8]		16,500	17,382
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[8]		38,037	33,403
Deutsche Bank AG 3.035% 5/28/2032 (USD-SOFR + 1.718% on 5/28/2031)[8]		6,100	5,099
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[8]		7,267	7,477
Discover Financial Services 6.70% 11/29/2032		2,747	2,880
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[7,8]		41,250	41,668
Fidelity National Information Services, Inc. 3.10% 3/1/2041		2,590	1,923
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[8]		4,290	4,468
Fiserv, Inc. 3.50% 7/1/2029		2,440	2,297
Five Corners Funding Trust III 5.791% 2/15/2033[7]		7,000	7,440
Five Corners Funding Trust IV 5.997% 2/15/2053[7]		384	416
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[8]		15,000	13,835
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[8]		44,600	40,471
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[8]		121,291	110,997
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[8]		69,541	64,494
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[8]		65,638	62,977
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[8]		42,542	41,810
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[8]		7,250	7,698
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[8]		14,541	11,755

26	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[8]	USD	7,555	$6,298
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[8]		155,950	133,916
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[8]		2,350	2,292
HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026)[8]		3,250	3,296
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[8]		5,850	5,768
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[8]		13,250	14,206
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[8]		2,689	2,778
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[8]		23,355	20,403
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD CME Term SOFR + 1.872% on 5/22/2029)[8]		5,940	5,553
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[8]		6,224	5,199
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[8]		2,200	1,829
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[8]		34,992	37,210
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027		4,410	4,140
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027		48,946	44,747
Huarong Finance 2019 Co., Ltd. 4.50% 5/29/2029		10,965	9,725
Huarong Finance II Co., Ltd. 5.50% 1/16/2025		44,000	43,615
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[8]		45,000	45,953
Intesa Sanpaolo SpA 3.25% 9/23/2024[7]		4,040	3,968
Intesa Sanpaolo SpA 7.00% 11/21/2025[7]		2,550	2,614
Intesa Sanpaolo SpA 3.875% 7/14/2027[7]		70,094	65,316
Intesa Sanpaolo SpA 3.875% 1/12/2028[7]		43,573	40,473
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[7,8]		24,225	26,308
Intesa Sanpaolo SpA 7.20% 11/28/2033[7]		11,600	12,374
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[7,8]		31,555	32,575
JPMorgan Chase & Co. 3.22% 3/1/2025 (3-month USD CME Term SOFR + 1.417% on 3/1/2024)[8]		1,451	1,445
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[8]		51,447	49,548
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[8]		10,067	10,077
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[8]		4,349	4,280
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[8]		14,417	13,256
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[8]		11,637	10,743
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[8]		57,885	52,468
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[8]		20,000	20,582
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[8]		47,568	44,775
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[8]		18,068	17,808
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[8]		49,881	49,920
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD CME Term SOFR + 1.207% on 1/23/2028)[8]		47,211	44,769
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[8]		26,893	23,858
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[8]		30,714	32,309
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[8]		102	88
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[8]		26,232	21,331
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[8]		4,284	4,237
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[8]		55,970	56,800
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[8]		20,682	22,431
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[7,8]		7,675	7,811
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[7,8]		20,000	21,151
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[8]		5,000	4,954
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[8]		22,400	21,623
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[8]		3,100	2,843
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[8]		35,000	35,637
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[8]		37,368	35,788
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[8]		7,500	7,689
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[8]		21,560	21,014
Macquarie Bank, Ltd. 5.208% 6/15/2026[7]		10,000	10,057

American Balanced Fund	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Macquarie Bank, Ltd. 5.391% 12/7/2026[7]	USD	20,000	$20,276
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024		2,500	2,490
Marsh & McLennan Companies, Inc. 4.375% 3/15/2029		3,750	3,735
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030		7,010	6,039
Mastercard, Inc. 4.875% 3/9/2028		15,808	16,306
Mastercard, Inc. 4.85% 3/9/2033		32,688	33,780
Metropolitan Life Global Funding I 5.05% 1/6/2028[7]		7,000	7,078
Metropolitan Life Global Funding I 5.40% 9/12/2028[7]		35,000	35,963
Metropolitan Life Global Funding I 2.95% 4/9/2030[7]		10,000	8,890
Metropolitan Life Global Funding I 5.15% 3/28/2033[7]		7,668	7,808
Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[8]		46,000	44,360
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[8]		65,500	59,877
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[8]		34,600	31,518
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[8]		24,000	22,220
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[8]		23,000	22,377
Mitsubishi UFJ Financial Group, Inc. 3.195% 7/18/2029		960	883
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[8]		34,000	31,084
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[8]		20,740	21,427
Moody’s Corp. 4.25% 8/8/2032		265	258
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[8]		9,785	9,697
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[8]		2,053	2,056
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[8]		10,000	9,218
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[8]		79,887	73,005
Morgan Stanley 2.475% 1/21/2028 (USD-SOFR + 1.00% on 1/21/2027)[8]		553	514
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[8]		4,653	4,550
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[8]		30,880	32,365
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[8]		73,344	73,719
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[8]		61,464	61,852
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[8]		30,579	31,177
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028)[8]		41,458	43,965
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[8]		2,608	2,281
Morgan Stanley 3.622% 4/1/2031 (USD-SOFR + 3.12% on 4/1/2030)[8]		3,574	3,294
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[8]		33,434	26,713
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[8]		51,540	42,089
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[8]		5,080	4,208
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[8]		277	236
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[8]		11,200	10,926
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[8]		46,700	46,717
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[8]		2,782	2,825
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[8]		42,399	46,965
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[8]		420	409
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[8]		1,854	1,427
Morgan Stanley Bank, N.A. 5.479% 7/16/2025		14,900	15,043
MSCI, Inc. 3.25% 8/15/2033[7]		26,400	22,097
Nasdaq, Inc. 5.35% 6/28/2028		13,015	13,414
Nasdaq, Inc. 5.55% 2/15/2034		23,601	24,533
Nasdaq, Inc. 5.95% 8/15/2053		29,189	31,408
Nasdaq, Inc. 6.10% 6/28/2063		2,113	2,287
National Australia Bank, Ltd. 1.887% 1/12/2027[7]		3,750	3,460
National Australia Bank, Ltd. 4.90% 6/13/2028		12,000	12,150
National Australia Bank, Ltd. 6.429% 1/12/2033[7]		650	689
National Securities Clearing Corp. 5.10% 11/21/2027[7]		6,000	6,128
NatWest Group PLC 7.472% 11/10/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.85% on 11/10/2025)[8]		5,000	5,179
NatWest Group PLC 5.808% 9/13/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.95% on 9/13/2028)[8]		25,000	25,657
New York Life Global Funding 2.35% 7/14/2026[7]		2,970	2,801
New York Life Global Funding 4.90% 6/13/2028[7]		20,000	20,205
New York Life Global Funding 4.55% 1/28/2033[7]		5,893	5,813
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[7]		20,000	20,101

28	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[8]	USD	15,000	$15,184
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[8]		54,411	55,609
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[8]		24,882	26,010
Power Finance Corp., Ltd. 5.25% 8/10/2028		1,957	1,964
Power Finance Corp., Ltd. 6.15% 12/6/2028		1,760	1,838
Power Finance Corp., Ltd. 4.50% 6/18/2029		3,334	3,233
Power Finance Corp., Ltd. 3.95% 4/23/2030		6,907	6,395
Prudential Financial, Inc. 4.35% 2/25/2050		7,760	6,891
Prudential Financial, Inc. 3.70% 3/13/2051		945	748
Royal Bank of Canada 4.95% 4/25/2025		10,000	10,010
Royal Bank of Canada 1.15% 6/10/2025		4,420	4,192
Royal Bank of Canada 4.90% 1/12/2028		5,000	5,058
Royal Bank of Canada 5.20% 8/1/2028		30,000	30,602
Santander Holdings USA, Inc. 3.50% 6/7/2024		41,605	41,174
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[8]		13,975	12,805
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[8]		30,754	31,802
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[8]		3,523	3,638
SMBC Aviation Capital Finance DAC 5.70% 7/25/2033[7]		26,118	26,422
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[8]		990	1,028
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[8]		14,240	13,430
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[8]		18,277	17,993
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[8]		47,307	47,676
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/2026		10,000	9,112
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027		8,800	8,139
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028		52,000	53,865
Sumitomo Mitsui Financial Group, Inc. 5.852% 7/13/2030		30,200	31,615
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[7]		35,000	36,026
Svenska Handelsbanken AB 5.50% 6/15/2028[7]		10,000	10,189
Swedbank AB 6.136% 9/12/2026[7]		51,564	52,621
Synchrony Bank 5.40% 8/22/2025		21,000	20,697
Synchrony Bank 5.625% 8/23/2027		21,000	20,658
Synchrony Financial 4.375% 3/19/2024[2]		11,550	11,510
Synchrony Financial 4.25% 8/15/2024[2]		12,369	12,238
Toronto-Dominion Bank (The) 2.65% 6/12/2024		7,113	7,026
Toronto-Dominion Bank (The) 1.25% 9/10/2026		19,849	18,142
Toronto-Dominion Bank (The) 1.95% 1/12/2027		10,000	9,243
Toronto-Dominion Bank (The) 5.156% 1/10/2028		4,872	4,949
Toronto-Dominion Bank (The) 5.523% 7/17/2028		15,000	15,454
Toronto-Dominion Bank (The) 2.45% 1/12/2032		2,032	1,704
Travelers Companies, Inc. 4.00% 5/30/2047		2,253	1,946
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[8]		21,000	20,703
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[8]		13,112	14,171
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[8]		22,775	22,070
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[8]		18,994	19,389
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[8]		21,000	20,700
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[8]		7,500	7,386
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[8]		54,500	56,029
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[8]		25,094	24,048
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[8]		13,493	13,924
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[7,8]		5,000	4,964
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[7,8]		12,081	11,822
UBS Group AG 4.125% 9/24/2025[7]		4,030	3,945
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[7,8]		42,692	40,624
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026)[7,8]		5,000	5,030
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[7,8]		26,350	24,173
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[7,8]		53,787	49,362
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[7,8]		39,750	35,935
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[7,8]		30,872	30,419
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[7,8]		20,202	20,993

American Balanced Fund	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,8,9]	USD	11,299	$10,662
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[7,8]		16,000	16,703
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[7,8,9]		10,200	9,110
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[7,8]		66,282	61,774
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[7,8]		11,792	9,412
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[7,8]		159,099	135,578
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[7,8]		27,844	22,856
UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[7,8]		6,000	6,407
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[7,8]		38,636	47,523
UniCredit SpA 4.625% 4/12/2027[7]		5,540	5,417
UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[7,8]		29,627	29,018
Unum Group 3.875% 11/5/2025		5,045	4,901
Vigorous Champion International, Ltd. 4.25% 5/28/2029		3,162	2,913
Visa, Inc. 3.15% 12/14/2025		6,000	5,857
Visa, Inc. 2.05% 4/15/2030		7,390	6,499
Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[8]		5,001	4,866
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[8]		624	612
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[8]		111,670	106,588
Wells Fargo & Co. 3.584% 5/22/2028 (3-month USD CME Term SOFR + 1.31% on 5/22/2027)[8]		3,828	3,649
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[8]		20,345	18,643
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[8]		19,467	19,334
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[8]		60,679	61,993
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[8]		95,192	100,384
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[8]		191,027	191,968
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[8]		10,000	10,186
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[8]		39,525	43,022
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[8]		11,704	10,536
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[8]		3,750	3,614
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[8]		3,750	3,434
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[8]		28,300	23,047
Westpac Banking Corp. 2.963% 11/16/2040		9,686	6,723
			7,884,267

Consumer discretionary 0.82%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031		6,132	5,085
Alibaba Group Holding, Ltd. 4.50% 11/28/2034		9,049	8,513
Alibaba Group Holding, Ltd. 4.00% 12/6/2037		8,521	7,329
Alibaba Group Holding, Ltd. 2.70% 2/9/2041		14,036	9,614
Alibaba Group Holding, Ltd. 3.15% 2/9/2051		11,021	7,236
Amazon.com, Inc. 1.20% 6/3/2027		4,437	4,005
Amazon.com, Inc. 2.70% 6/3/2060		1,676	1,110
American Honda Finance Corp. 3.50% 2/15/2028		2,500	2,403
Board of Trustees of The Leland Stanford Junior University 1.289% 6/1/2027		4,000	3,620
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[7]		714	688
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[7]		12,792	12,794
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[7]		8,050	7,879
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[7]		9,360	9,390
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[7]		22,985	21,156
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[7]		15,255	14,710
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[7]		2,169	2,183
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[7]		10,881	9,700
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[7]		15,758	13,084
Ford Motor Co. 4.75% 1/15/2043		29,113	24,067
Ford Motor Co. 5.291% 12/8/2046		19,812	17,478
Ford Motor Credit Co., LLC 3.375% 11/13/2025		5,023	4,809
Ford Motor Credit Co., LLC 6.95% 3/6/2026		25,894	26,537
Ford Motor Credit Co., LLC 6.95% 6/10/2026		18,065	18,543
Ford Motor Credit Co., LLC 2.70% 8/10/2026		3,120	2,891
Ford Motor Credit Co., LLC 4.271% 1/9/2027		3,095	2,970

30	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 4.95% 5/28/2027	USD	42,525	$41,519
Ford Motor Credit Co., LLC 4.125% 8/17/2027		13,715	12,996
Ford Motor Credit Co., LLC 3.815% 11/2/2027		6,334	5,918
Ford Motor Credit Co., LLC 7.35% 11/4/2027		25,901	27,332
Ford Motor Credit Co., LLC 2.90% 2/16/2028		4,470	4,017
Ford Motor Credit Co., LLC 6.80% 5/12/2028		39,860	41,661
Ford Motor Credit Co., LLC 6.798% 11/7/2028		37,714	39,486
Ford Motor Credit Co., LLC 2.90% 2/10/2029		12,290	10,773
Ford Motor Credit Co., LLC 5.113% 5/3/2029		127,908	124,499
Ford Motor Credit Co., LLC 7.35% 3/6/2030		17,485	18,798
Ford Motor Credit Co., LLC 7.20% 6/10/2030		67,429	71,889
Ford Motor Credit Co., LLC 4.00% 11/13/2030		71,923	64,589
Ford Motor Credit Co., LLC 3.625% 6/17/2031		10,260	8,853
Ford Motor Credit Co., LLC 7.122% 11/7/2033		5,665	6,107
General Motors Co. 6.125% 10/1/2025		4,830	4,896
General Motors Co. 6.80% 10/1/2027		24,419	25,902
General Motors Co. 5.40% 10/15/2029		17,039	17,355
General Motors Financial Co., Inc. 3.80% 4/7/2025		6,908	6,767
General Motors Financial Co., Inc. 2.75% 6/20/2025		7,796	7,500
General Motors Financial Co., Inc. 1.25% 1/8/2026		387	358
General Motors Financial Co., Inc. 5.40% 4/6/2026		4,275	4,304
General Motors Financial Co., Inc. 4.00% 10/6/2026		242	236
General Motors Financial Co., Inc. 2.70% 8/20/2027		46,765	43,168
General Motors Financial Co., Inc. 2.40% 4/10/2028		22,789	20,462
General Motors Financial Co., Inc. 5.80% 6/23/2028		19,000	19,538
General Motors Financial Co., Inc. 2.40% 10/15/2028		48,645	43,224
General Motors Financial Co., Inc. 5.80% 1/7/2029		55,653	56,990
General Motors Financial Co., Inc. 4.30% 4/6/2029		15,525	14,966
General Motors Financial Co., Inc. 3.60% 6/21/2030		5,785	5,253
General Motors Financial Co., Inc. 2.35% 1/8/2031		26,205	21,676
General Motors Financial Co., Inc. 2.70% 6/10/2031		22,390	18,785
General Motors Financial Co., Inc. 6.40% 1/9/2033		75,643	80,551
Home Depot, Inc. 1.50% 9/15/2028		8,750	7,764
Home Depot, Inc. 2.95% 6/15/2029		2,390	2,248
Home Depot, Inc. 1.875% 9/15/2031		10,000	8,372
Hyundai Capital America 0.875% 6/14/2024[7]		4,614	4,510
Hyundai Capital America 3.40% 6/20/2024[7]		7,723	7,632
Hyundai Capital America 1.00% 9/17/2024[7]		57,990	56,157
Hyundai Capital America 2.65% 2/10/2025[7]		33,718	32,735
Hyundai Capital America 5.875% 4/7/2025[7]		9,000	9,050
Hyundai Capital America 1.80% 10/15/2025[7]		3,275	3,079
Hyundai Capital America 1.30% 1/8/2026[7]		23,790	21,973
Hyundai Capital America 1.50% 6/15/2026[7]		28,381	25,929
Hyundai Capital America 1.65% 9/17/2026[7]		55,945	50,869
Hyundai Capital America 3.00% 2/10/2027[7]		33,995	31,786
Hyundai Capital America 2.375% 10/15/2027[7]		21,667	19,528
Hyundai Capital America 1.80% 1/10/2028[7]		16,556	14,527
Hyundai Capital America 2.00% 6/15/2028[7]		16,090	14,065
Hyundai Capital America 5.68% 6/26/2028[7]		16,847	17,184
Hyundai Capital America 2.10% 9/15/2028[7]		20,485	17,922
Hyundai Capital America 6.10% 9/21/2028[7]		16,000	16,636
Hyundai Capital America 6.50% 1/16/2029[7]		18,193	19,221
Hyundai Capital America 5.80% 4/1/2030[7]		16,319	16,824
Hyundai Capital America 5.70% 6/26/2030[7]		10,104	10,353
Hyundai Capital America 6.20% 9/21/2030[7]		16,000	16,861
Hyundai Capital Services, Inc. 2.125% 4/24/2025[7]		6,975	6,693
Hyundai Capital Services, Inc. 1.25% 2/8/2026[7]		9,245	8,499
Marriott International, Inc. 4.90% 4/15/2029		5,784	5,825
Marriott International, Inc. 2.75% 10/15/2033		8,028	6,629
McDonald’s Corp. 4.60% 9/9/2032		716	723
McDonald’s Corp. 4.95% 8/14/2033		559	575
Mercedes-Benz Finance North America, LLC 3.65% 2/22/2024[7]		796	794
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[7]		5,887	5,949
Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026[7]		3,880	4,010
Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028[7]		19,400	20,488
Sands China, Ltd. 2.55% 3/8/2027		8,630	7,851
Stellantis Finance US, Inc. 1.711% 1/29/2027[7]		37,275	33,869

American Balanced Fund	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Stellantis Finance US, Inc. 5.625% 1/12/2028[7]	USD	7,500	$7,769
Stellantis Finance US, Inc. 2.691% 9/15/2031[7]		23,849	19,967
Stellantis Finance US, Inc. 6.375% 9/12/2032[7]		23,486	25,327
Toyota Motor Credit Corp. 0.80% 1/9/2026		11,861	11,008
Toyota Motor Credit Corp. 1.90% 1/13/2027		7,500	6,980
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[7]		490	481
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[7]		1,648	1,606
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[7]		2,830	2,799
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[7]		6,265	5,821
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[7]		11,640	12,401
			1,729,451

Utilities 0.64%
AEP Transmission Co., LLC 3.65% 4/1/2050		2,925	2,308
American Electric Power Co., Inc. 1.00% 11/1/2025		2,200	2,043
Baltimore Gas and Electric Co. 4.55% 6/1/2052		4,325	3,970
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[7]		4,363	4,090
Comision Federal de Electricidad 4.688% 5/15/2029[7]		38,215	36,005
Consumers Energy Co. 3.10% 8/15/2050		5,325	3,925
Duke Energy Corp. 0.90% 9/15/2025		4,575	4,271
Duke Energy Corp. 2.55% 6/15/2031		375	320
Duke Energy Corp. 5.75% 9/15/2033		4,645	4,918
Duke Energy Corp. 3.50% 6/15/2051		399	294
Duke Energy Progress, LLC 3.70% 10/15/2046		2,250	1,757
Duke Energy Progress, LLC 2.50% 8/15/2050		1,026	646
Duke Energy Progress, LLC 2.90% 8/15/2051		449	304
Edison International 3.55% 11/15/2024		34,501	33,885
Edison International 4.95% 4/15/2025		750	745
Edison International 5.75% 6/15/2027		14,328	14,641
Edison International 4.125% 3/15/2028		21,895	21,167
Edison International 5.25% 11/15/2028		15,800	15,912
Edison International 6.95% 11/15/2029		3,650	3,965
Electricité de France SA 5.70% 5/23/2028[7]		2,350	2,433
Electricité de France SA 6.25% 5/23/2033[7]		6,800	7,365
Electricité de France SA 4.75% 10/13/2035[7]		2,979	2,830
Electricité de France SA 4.875% 9/21/2038[7]		6,325	5,860
Electricité de France SA 5.60% 1/27/2040		1,325	1,325
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[7,8]		8,950	10,014
Emera US Finance, LP 0.833% 6/15/2024		4,800	4,680
Emera US Finance, LP 3.55% 6/15/2026		4,430	4,271
Emera US Finance, LP 2.639% 6/15/2031		6,400	5,259
Enel Américas SA 4.00% 10/25/2026		4,330	4,217
Entergy Corp. 3.75% 6/15/2050		4,387	3,318
Eversource Energy 3.15% 1/15/2025		4,580	4,464
FirstEnergy Transmission, LLC 2.866% 9/15/2028[7]		21,285	19,320
Florida Power & Light Co. 5.05% 4/1/2028		14,277	14,605
Florida Power & Light Co. 5.10% 4/1/2033		4,202	4,340
Georgia Power Co. 4.65% 5/16/2028		32,500	32,773
Georgia Power Co. 4.95% 5/17/2033		22,981	23,183
Georgia Power Co. 3.70% 1/30/2050		48	38
Jersey Central Power & Light Co. 4.30% 1/15/2026[7]		1,458	1,427
Jersey Central Power & Light Co. 2.75% 3/1/2032[7]		3,000	2,535
MidAmerican Energy Co. 5.35% 1/15/2034		3,075	3,243
MidAmerican Energy Co. 5.85% 9/15/2054		3,325	3,688
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[7]		3,900	3,769
Monongahela Power Co. 3.55% 5/15/2027[7]		6,225	5,965
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025		4,150	4,190
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027		2,563	2,359
NSTAR Electric Co. 2.70% 6/1/2026		4,085	3,888
Oncor Electric Delivery Co., LLC 5.65% 11/15/2033[7]		19,400	20,680
Pacific Gas and Electric Co. 3.15% 1/1/2026		154,125	147,895
Pacific Gas and Electric Co. 2.95% 3/1/2026		41,014	38,875
Pacific Gas and Electric Co. 3.30% 3/15/2027		5,041	4,717
Pacific Gas and Electric Co. 2.10% 8/1/2027		4,717	4,255
Pacific Gas and Electric Co. 3.30% 12/1/2027		67,641	63,192
Pacific Gas and Electric Co. 3.00% 6/15/2028		25,047	22,846

32	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Pacific Gas and Electric Co. 3.75% 7/1/2028	USD	31,447	$29,481
Pacific Gas and Electric Co. 4.65% 8/1/2028		10,474	10,066
Pacific Gas and Electric Co. 6.10% 1/15/2029		20,771	21,513
Pacific Gas and Electric Co. 4.55% 7/1/2030		128,392	122,398
Pacific Gas and Electric Co. 2.50% 2/1/2031		79,943	66,022
Pacific Gas and Electric Co. 3.25% 6/1/2031		15,858	13,748
Pacific Gas and Electric Co. 5.90% 6/15/2032		750	764
Pacific Gas and Electric Co. 6.15% 1/15/2033		15,243	15,817
Pacific Gas and Electric Co. 6.40% 6/15/2033		27,026	28,464
Pacific Gas and Electric Co. 6.95% 3/15/2034		10,835	11,915
Pacific Gas and Electric Co. 3.30% 8/1/2040		13,756	10,090
Pacific Gas and Electric Co. 3.75% 8/15/2042		37,848	28,037
Pacific Gas and Electric Co. 3.50% 8/1/2050		15,312	10,604
Pacific Gas and Electric Co. 6.75% 1/15/2053		5,325	5,807
PacifiCorp 2.90% 6/15/2052		3,048	1,964
PacifiCorp 5.35% 12/1/2053		1,075	1,036
PacifiCorp 5.50% 5/15/2054		6,830	6,717
Pennsylvania Electric Co. 3.25% 3/15/2028[7]		3,000	2,799
Public Service Company of Colorado 5.25% 4/1/2053		3,434	3,427
Public Service Electric and Gas Co. 3.05% 11/15/2024		3,360	3,289
Public Service Electric and Gas Co. 3.60% 12/1/2047		6,175	4,980
Public Service Electric and Gas Co. 3.85% 5/1/2049		4,290	3,576
Public Service Electric and Gas Co. 2.05% 8/1/2050		5,049	2,936
Public Service Enterprise Group, Inc. 5.85% 11/15/2027		3,000	3,125
San Diego Gas & Electric Co. 1.70% 10/1/2030		9,175	7,584
Southern California Edison Co. 0.975% 8/1/2024		139	135
Southern California Edison Co. 4.70% 6/1/2027		5,177	5,211
Southern California Edison Co. 5.85% 11/1/2027		5,106	5,335
Southern California Edison Co. 3.65% 3/1/2028		535	513
Southern California Edison Co. 5.30% 3/1/2028		2,874	2,952
Southern California Edison Co. 4.20% 3/1/2029		34,158	33,521
Southern California Edison Co. 2.85% 8/1/2029		9,209	8,401
Southern California Edison Co. 2.25% 6/1/2030		600	515
Southern California Edison Co. 2.75% 2/1/2032		29,525	25,425
Southern California Edison Co. 6.00% 1/15/2034		1,726	1,895
Southern California Edison Co. 5.75% 4/1/2035		10,554	11,012
Southern California Edison Co. 5.35% 7/15/2035		26,304	27,292
Southern California Edison Co. 5.625% 2/1/2036		22,665	23,139
Southern California Edison Co. 5.55% 1/15/2037		11,694	11,736
Southern California Edison Co. 5.95% 2/1/2038		11,219	11,783
Southern California Edison Co. 4.50% 9/1/2040		47,813	43,054
Southern California Edison Co. 3.60% 2/1/2045		7,297	5,682
Southern California Edison Co. 4.00% 4/1/2047		12,011	9,817
Southern California Edison Co. 4.125% 3/1/2048		1,752	1,475
Southern California Edison Co. 3.65% 2/1/2050		753	584
Southern California Edison Co. 3.65% 6/1/2051		459	347
Southern California Edison Co. 3.45% 2/1/2052		187	137
Southwestern Electric Power Co. 1.65% 3/15/2026		13,055	12,162
Southwestern Electric Power Co. 3.25% 11/1/2051		390	264
Virginia Electric & Power 2.40% 3/30/2032		5,700	4,801
Virginia Electric & Power 2.45% 12/15/2050		4,256	2,618
WEC Energy Group, Inc. 5.60% 9/12/2026		11,125	11,327
WEC Energy Group, Inc. 4.75% 1/15/2028		5,000	5,003
WEC Energy Group, Inc. 2.20% 12/15/2028		7,200	6,411
Xcel Energy, Inc. 3.35% 12/1/2026		2,560	2,465
Xcel Energy, Inc. 1.75% 3/15/2027		1,355	1,237
Xcel Energy, Inc. 2.35% 11/15/2031		19,400	16,046
			1,347,439

Industrials 0.55%
Air Lease Corp. 0.80% 8/18/2024		38,325	37,163
Air Lease Corp. 2.875% 1/15/2026		37,797	36,026
Air Lease Corp. 2.20% 1/15/2027		28,758	26,352
Air Lease Corp. 5.30% 2/1/2028		24,441	24,730
Air Lease Corp. 2.10% 9/1/2028		27,525	24,115
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[7]		43,930	43,355
Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[7]		24,203	22,442

American Balanced Fund	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[7]	USD	6,892	$6,661
Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[7]		7,377	7,144
Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[7]		14,622	13,535
Avolon Holdings Funding, Ltd. 2.75% 2/21/2028[7]		16,723	14,874
Boeing Co. 1.95% 2/1/2024		1,457	1,452
Boeing Co. 4.875% 5/1/2025		86,987	86,624
Boeing Co. 2.75% 2/1/2026		94,938	90,903
Boeing Co. 2.196% 2/4/2026		92,859	87,757
Boeing Co. 3.10% 5/1/2026		4,822	4,636
Boeing Co. 5.04% 5/1/2027		58,867	59,412
Boeing Co. 3.25% 2/1/2028		76,378	72,511
Boeing Co. 3.25% 3/1/2028		22,113	20,783
Boeing Co. 5.15% 5/1/2030		40,263	41,011
Boeing Co. 3.625% 2/1/2031		21,222	19,721
Boeing Co. 3.60% 5/1/2034		3,180	2,812
Boeing Co. 3.25% 2/1/2035		133	112
Boeing Co. 3.50% 3/1/2039		116	92
Boeing Co. 5.705% 5/1/2040		22,660	23,452
Boeing Co. 3.90% 5/1/2049		7,056	5,597
Boeing Co. 3.75% 2/1/2050		229	178
Boeing Co. 5.805% 5/1/2050		26,283	27,236
Canadian Pacific Railway Co. 1.75% 12/2/2026		4,071	3,757
Canadian Pacific Railway Co. 3.10% 12/2/2051		4,483	3,243
Carrier Global Corp. 2.242% 2/15/2025		694	673
Carrier Global Corp. 2.493% 2/15/2027		555	522
Carrier Global Corp. 3.377% 4/5/2040		2,500	2,013
Carrier Global Corp. 6.20% 3/15/2054[7]		1,259	1,457
CSX Corp. 3.80% 3/1/2028		3,590	3,530
CSX Corp. 4.25% 3/15/2029		3,650	3,650
Emerson Electric Co. 1.80% 10/15/2027		1,480	1,352
Honeywell International, Inc. 2.30% 8/15/2024		6,660	6,543
L3Harris Technologies, Inc. 5.40% 7/31/2033		17,732	18,445
L3Harris Technologies, Inc. 5.60% 7/31/2053		15,438	16,453
Lockheed Martin Corp. 4.45% 5/15/2028		14,154	14,239
Lockheed Martin Corp. 5.25% 1/15/2033		22,000	23,347
Lockheed Martin Corp. 4.75% 2/15/2034		37,750	38,441
Masco Corp. 1.50% 2/15/2028		6,884	6,029
Masco Corp. 2.00% 2/15/2031		6,626	5,450
Masco Corp. 3.125% 2/15/2051		2,059	1,442
Mexico City Airport Trust 3.875% 4/30/2028[7]		920	865
Mexico City Airport Trust 5.50% 10/31/2046		1,290	1,114
Mexico City Airport Trust 5.50% 7/31/2047		17,195	14,862
Mexico City Airport Trust 5.50% 7/31/2047[7]		5,367	4,639
Norfolk Southern Corp. 4.45% 3/1/2033		3,271	3,231
Norfolk Southern Corp. 3.05% 5/15/2050		4,487	3,196
Norfolk Southern Corp. 4.55% 6/1/2053		1,966	1,798
Norfolk Southern Corp. 5.35% 8/1/2054		16,224	16,885
Northrop Grumman Corp. 2.93% 1/15/2025		7,120	6,961
RTX Corp. 5.00% 2/27/2026		207	208
RTX Corp. 4.125% 11/16/2028		30	29
RTX Corp. 1.90% 9/1/2031		2,015	1,639
RTX Corp. 5.15% 2/27/2033		13,347	13,609
RTX Corp. 5.375% 2/27/2053		5,079	5,165
RTX Corp. 6.40% 3/15/2054		33,896	39,269
Siemens Financieringsmaatschappij NV 1.20% 3/11/2026[7]		10,165	9,453
Siemens Financieringsmaatschappij NV 1.70% 3/11/2028[7]		9,060	8,140
Triton Container International, Ltd. 1.15% 6/7/2024[7]		10,482	10,230
Triton Container International, Ltd. 3.15% 6/15/2031[7]		19,690	15,686
Union Pacific Corp. 3.75% 7/15/2025		3,080	3,035
Union Pacific Corp. 2.891% 4/6/2036		7,377	6,231
Union Pacific Corp. 3.839% 3/20/2060		2,376	1,942
Union Pacific Corp. 3.799% 4/6/2071		2,376	1,879
Veralto Corp. 5.35% 9/18/2028[7]		35,000	35,845
			1,157,183

34	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy 0.52%
Baker Hughes Holdings, LLC 4.486% 5/1/2030	USD	6,120	$6,123
Canadian Natural Resources, Ltd. 3.80% 4/15/2024		24	24
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		4,810	4,585
Canadian Natural Resources, Ltd. 3.85% 6/1/2027		35,021	34,028
Canadian Natural Resources, Ltd. 4.95% 6/1/2047		971	879
Cenovus Energy, Inc. 5.375% 7/15/2025		18,304	18,343
Cenovus Energy, Inc. 4.25% 4/15/2027		55,736	54,517
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[7]		16,970	18,714
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[7]		27,000	27,939
Columbia Pipelines Operating Co., LLC 6.036% 11/15/2033[7]		14,130	14,805
ConocoPhillips Co. 3.80% 3/15/2052		10,000	8,089
ConocoPhillips Co. 5.30% 5/15/2053		5,072	5,217
ConocoPhillips Co. 5.55% 3/15/2054		7,658	8,138
Diamondback Energy, Inc. 4.25% 3/15/2052		7,466	6,040
Diamondback Energy, Inc. 6.25% 3/15/2053		11,570	12,358
Enbridge Energy Partners, LP 7.375% 10/15/2045		6,203	7,309
Enbridge, Inc. 6.20% 11/15/2030		20,000	21,410
Enbridge, Inc. 6.70% 11/15/2053		23,733	27,634
Energy Transfer, LP 4.50% 4/15/2024		4,198	4,183
Energy Transfer, LP 6.40% 12/1/2030		11,468	12,275
Energy Transfer, LP 6.55% 12/1/2033		6,097	6,625
Energy Transfer, LP 5.00% 5/15/2050		1,895	1,692
Enterprise Products Operating, LLC 3.90% 2/15/2024		4,140	4,131
Enterprise Products Operating, LLC 5.05% 1/10/2026		14,075	14,210
Enterprise Products Operating, LLC 5.35% 1/31/2033		11,332	11,866
Equinor ASA 3.25% 11/10/2024		1,690	1,663
Equinor ASA 1.75% 1/22/2026		9,289	8,787
Equinor ASA 3.625% 9/10/2028		13,155	12,831
Equinor ASA 4.25% 11/23/2041		5,400	4,989
Exxon Mobil Corp. 2.019% 8/16/2024		7,090	6,955
Exxon Mobil Corp. 3.452% 4/15/2051		5,325	4,183
Halliburton Co. 3.80% 11/15/2025		107	105
Kinder Morgan, Inc. 5.20% 6/1/2033		54,369	54,071
Kinder Morgan, Inc. 5.45% 8/1/2052		6,191	5,933
MPLX, LP 4.875% 6/1/2025		5,000	4,972
MPLX, LP 4.125% 3/1/2027		4,175	4,090
MPLX, LP 4.50% 4/15/2038		2,017	1,798
MPLX, LP 4.70% 4/15/2048		6,122	5,290
Occidental Petroleum Corp. 6.60% 3/15/2046		20,811	22,561
ONEOK, Inc. 5.85% 1/15/2026		1,262	1,281
ONEOK, Inc. 5.55% 11/1/2026		8,443	8,594
ONEOK, Inc. 5.65% 11/1/2028		30,454	31,549
ONEOK, Inc. 5.80% 11/1/2030		3,868	4,024
ONEOK, Inc. 6.05% 9/1/2033		32,556	34,509
ONEOK, Inc. 6.625% 9/1/2053		22,863	25,616
Petroleos Mexicanos 4.875% 1/18/2024		815	814
Petroleos Mexicanos 6.875% 10/16/2025		31,230	30,747
Petroleos Mexicanos 6.875% 8/4/2026		154,248	149,887
Petroleos Mexicanos 6.49% 1/23/2027		23,253	21,835
Petroleos Mexicanos 6.50% 3/13/2027		135,034	125,965
Petroleos Mexicanos 5.35% 2/12/2028		22,305	19,365
Petroleos Mexicanos 6.50% 1/23/2029		2,738	2,417
Petroleos Mexicanos 8.75% 6/2/2029		61,921	60,240
Petroleos Mexicanos 5.95% 1/28/2031		8,460	6,766
Petroleos Mexicanos 6.70% 2/16/2032		64,852	53,889
Petroleos Mexicanos 6.75% 9/21/2047		213	140
Pioneer Natural Resources Co. 2.15% 1/15/2031		14,392	12,234
Plains All American Pipeline, LP 3.80% 9/15/2030		3,403	3,133
Qatar Energy 2.25% 7/12/2031[7]		8,700	7,417
Qatar Energy 3.125% 7/12/2041[7]		13,781	10,623
Qatar Energy 3.30% 7/12/2051[7]		6,796	4,979
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024		5,896	5,894
TotalEnergies Capital International SA 3.127% 5/29/2050		7,101	5,212
TransCanada Pipelines, Ltd. 4.875% 5/15/2048		1,500	1,378

American Balanced Fund	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
TransCanada Trust, junior subordinated, 5.625% 5/20/2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[8,9]	USD	6,410	$6,060
Williams Companies, Inc. 6.30% 4/15/2040		2,669	2,853
Woodside Finance, Ltd. 3.65% 3/5/2025[7]		3,100	3,035
			1,109,818

Health care 0.45%
AbbVie, Inc. 2.95% 11/21/2026		2,310	2,216
Amgen, Inc. 5.507% 3/2/2026		418	418
Amgen, Inc. 5.15% 3/2/2028		3,249	3,328
Amgen, Inc. 3.00% 2/22/2029		400	376
Amgen, Inc. 4.05% 8/18/2029		10,450	10,237
Amgen, Inc. 5.25% 3/2/2030		4,985	5,127
Amgen, Inc. 4.20% 3/1/2033		10,415	9,913
Amgen, Inc. 5.25% 3/2/2033		15,632	16,032
Amgen, Inc. 5.60% 3/2/2043		7,101	7,342
Amgen, Inc. 4.875% 3/1/2053		7,808	7,304
Amgen, Inc. 5.65% 3/2/2053		4,153	4,373
Amgen, Inc. 4.40% 2/22/2062		4,544	3,841
Amgen, Inc. 5.75% 3/2/2063		2,631	2,764
AstraZeneca Finance, LLC 1.20% 5/28/2026		3,628	3,358
AstraZeneca Finance, LLC 4.875% 3/3/2028		40,000	40,801
AstraZeneca Finance, LLC 1.75% 5/28/2028		7,483	6,699
AstraZeneca Finance, LLC 2.25% 5/28/2031		3,337	2,879
AstraZeneca PLC 3.375% 11/16/2025		5,000	4,892
Banner Health 1.897% 1/1/2031		5,000	4,147
Banner Health 2.913% 1/1/2051		6,005	4,117
Baxter International, Inc. 1.322% 11/29/2024		34,825	33,553
Baxter International, Inc. 1.915% 2/1/2027		23,217	21,282
Baxter International, Inc. 2.272% 12/1/2028		10,377	9,295
Bayer US Finance II, LLC 4.25% 12/15/2025[7]		3,251	3,169
Bayer US Finance, LLC 6.125% 11/21/2026[7]		23,901	24,309
Bayer US Finance, LLC 6.25% 1/21/2029[7]		41,350	42,301
Bayer US Finance, LLC 6.375% 11/21/2030[7]		32,000	32,947
Baylor Scott & White Holdings 0.827% 11/15/2025		5,462	5,027
Baylor Scott & White Holdings 1.777% 11/15/2030		21,418	17,849
Becton, Dickinson and Co. 3.363% 6/6/2024		3,047	3,018
Boston Scientific Corp. 3.45% 3/1/2024		1,304	1,299
Centene Corp. 4.25% 12/15/2027		59,715	57,584
Centene Corp. 2.45% 7/15/2028		46,285	41,256
Centene Corp. 4.625% 12/15/2029		58,254	55,923
Centene Corp. 3.375% 2/15/2030		39,311	35,320
Centene Corp. 3.00% 10/15/2030		455	395
Centene Corp. 2.50% 3/1/2031		25,292	21,107
Centene Corp. 2.625% 8/1/2031		11,180	9,289
Cigna Group (The) 1.25% 3/15/2026		22,607	20,957
CVS Health Corp. 5.00% 1/30/2029		18,658	19,011
CVS Health Corp. 5.25% 1/30/2031		10,000	10,262
CVS Health Corp. 5.30% 6/1/2033		19,565	20,086
CVS Health Corp. 5.875% 6/1/2053		6,252	6,584
Elevance Health, Inc. 4.90% 2/8/2026		6,375	6,364
Elevance Health, Inc. 4.75% 2/15/2033		3,648	3,651
Elevance Health, Inc. 5.125% 2/15/2053		1,718	1,722
Eli Lilly and Co. 3.375% 3/15/2029		1,450	1,395
Eli Lilly and Co. 4.70% 2/27/2033		15,582	15,985
Eli Lilly and Co. 4.875% 2/27/2053		6,426	6,652
Eli Lilly and Co. 4.95% 2/27/2063		330	342
GE HealthCare Technologies, Inc. 5.65% 11/15/2027		5,000	5,178
Gilead Sciences, Inc. 1.65% 10/1/2030		5,826	4,884
Gilead Sciences, Inc. 5.25% 10/15/2033		23,622	24,632
Gilead Sciences, Inc. 5.55% 10/15/2053		20,337	22,054
HCA, Inc. 3.375% 3/15/2029		3,216	2,969
HCA, Inc. 3.625% 3/15/2032		5,000	4,473
HCA, Inc. 4.375% 3/15/2042		7,500	6,345
HCA, Inc. 4.625% 3/15/2052		7,121	6,066
Humana, Inc. 3.70% 3/23/2029		5,412	5,202
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028		10,604	10,564

36	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	USD	19,250	$19,265
Merck & Co., Inc. 2.90% 3/7/2024		6,040	6,012
Merck & Co., Inc. 1.90% 12/10/2028		3,400	3,062
Merck & Co., Inc. 2.75% 12/10/2051		3,915	2,693
Novant Health, Inc. 3.168% 11/1/2051		25,939	18,177
Novartis Capital Corp. 1.75% 2/14/2025		5,160	4,999
Novartis Capital Corp. 2.00% 2/14/2027		5,544	5,195
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028		24,321	24,318
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030		9,250	9,319
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		26,131	26,199
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043		6,750	6,730
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		8,935	9,128
Pfizer, Inc. 2.95% 3/15/2024		52	52
Sharp HealthCare 2.68% 8/1/2050		15,620	10,400
Summa Health 3.511% 11/15/2051		17,193	12,351
Sutter Health 1.321% 8/15/2025		6,000	5,625
Sutter Health 5.164% 8/15/2033		9,905	10,042
Trinity Health Corp. 2.632% 12/1/2040		4,500	3,260
UnitedHealth Group, Inc. 1.15% 5/15/2026		1,959	1,814
UnitedHealth Group, Inc. 5.30% 2/15/2030		2,899	3,035
UnitedHealth Group, Inc. 2.00% 5/15/2030		1,081	935
UnitedHealth Group, Inc. 4.20% 5/15/2032		1,110	1,087
Viatris, Inc. 1.65% 6/22/2025		4,735	4,486
West Virginia United Health System Obligated Group 3.129% 6/1/2050		4,165	2,761
			951,410

Communication services 0.40%
AT&T, Inc. 2.30% 6/1/2027		3,530	3,278
AT&T, Inc. 4.35% 3/1/2029		5,000	4,937
AT&T, Inc. 2.25% 2/1/2032		4,055	3,355
AT&T, Inc. 5.40% 2/15/2034		3,954	4,079
AT&T, Inc. 3.50% 9/15/2053		10,178	7,395
Charter Communications Operating, LLC 4.908% 7/23/2025		2,500	2,478
Charter Communications Operating, LLC 2.25% 1/15/2029		2,417	2,099
Charter Communications Operating, LLC 4.40% 4/1/2033		1,945	1,797
Charter Communications Operating, LLC 3.90% 6/1/2052		3,750	2,526
Charter Communications Operating, LLC 5.25% 4/1/2053		18,500	15,519
Comcast Corp. 1.95% 1/15/2031		10,000	8,444
Comcast Corp. 4.80% 5/15/2033		10,000	10,129
Comcast Corp. 2.887% 11/1/2051		7,101	4,808
Comcast Corp. 5.35% 5/15/2053		6,821	7,062
Comcast Corp. 2.937% 11/1/2056		2,267	1,492
Meta Platforms, Inc. 3.85% 8/15/2032		4,562	4,341
Netflix, Inc. 3.625% 6/15/2025[7]		3,564	3,501
Netflix, Inc. 4.875% 4/15/2028		50,989	51,703
Netflix, Inc. 5.875% 11/15/2028		66,681	70,367
Netflix, Inc. 6.375% 5/15/2029		17,502	19,047
Netflix, Inc. 5.375% 11/15/2029[7]		87,145	90,122
Netflix, Inc. 4.875% 6/15/2030[7]		62,714	63,565
SBA Tower Trust 1.631% 11/15/2026[7]		99,657	89,082
Take-Two Interactive Software, Inc. 3.30% 3/28/2024		822	817
Take-Two Interactive Software, Inc. 4.00% 4/14/2032		8,925	8,480
Tencent Holdings, Ltd. 2.39% 6/3/2030		29,420	25,086
Tencent Holdings, Ltd. 3.68% 4/22/2041		7,143	5,623
Tencent Holdings, Ltd. 3.84% 4/22/2051		26,193	19,596
T-Mobile USA, Inc. 3.50% 4/15/2025		4,090	4,006
T-Mobile USA, Inc. 1.50% 2/15/2026		3,750	3,493
T-Mobile USA, Inc. 2.25% 2/15/2026		17,459	16,556
T-Mobile USA, Inc. 2.625% 4/15/2026		25,503	24,273
T-Mobile USA, Inc. 3.75% 4/15/2027		5,000	4,851
T-Mobile USA, Inc. 2.05% 2/15/2028		2,390	2,158
T-Mobile USA, Inc. 4.95% 3/15/2028		9,232	9,361
T-Mobile USA, Inc. 4.80% 7/15/2028		19,250	19,423
T-Mobile USA, Inc. 2.625% 2/15/2029		14,761	13,304
T-Mobile USA, Inc. 2.40% 3/15/2029		7,206	6,471
T-Mobile USA, Inc. 2.55% 2/15/2031		244	210
T-Mobile USA, Inc. 2.875% 2/15/2031		14,655	12,929

American Balanced Fund	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
T-Mobile USA, Inc. 2.70% 3/15/2032	USD	2,990	$2,550
T-Mobile USA, Inc. 5.05% 7/15/2033		2,124	2,141
T-Mobile USA, Inc. 3.40% 10/15/2052		1,653	1,205
T-Mobile USA, Inc. 5.75% 1/15/2054		9,500	10,061
T-Mobile USA, Inc. 6.00% 6/15/2054		18,288	20,076
Verizon Communications, Inc. 2.55% 3/21/2031		1,933	1,667
Verizon Communications, Inc. 2.355% 3/15/2032		13,908	11,572
Verizon Communications, Inc. 5.05% 5/9/2033		17,462	17,823
Verizon Communications, Inc. 2.875% 11/20/2050		7,917	5,389
WarnerMedia Holdings, Inc. 3.428% 3/15/2024		11,749	11,688
WarnerMedia Holdings, Inc. 3.638% 3/15/2025		16,901	16,543
WarnerMedia Holdings, Inc. 3.755% 3/15/2027		49,351	47,305
WarnerMedia Holdings, Inc. 4.054% 3/15/2029		26,864	25,502
WarnerMedia Holdings, Inc. 4.279% 3/15/2032		4,384	4,014
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		23,715	20,370
			845,669

Consumer staples 0.33%
7-Eleven, Inc. 1.30% 2/10/2028[7]		10,295	9,014
Altria Group, Inc. 2.35% 5/6/2025		7,671	7,405
Altria Group, Inc. 3.70% 2/4/2051		11,468	8,085
Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040		15,000	14,028
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048		1,450	1,374
BAT Capital Corp. 4.70% 4/2/2027		5,241	5,191
BAT Capital Corp. 3.557% 8/15/2027		7,291	6,963
BAT Capital Corp. 2.259% 3/25/2028		17,837	15,973
BAT Capital Corp. 3.462% 9/6/2029		2,500	2,305
BAT Capital Corp. 4.906% 4/2/2030		130	128
BAT Capital Corp. 6.343% 8/2/2030		31,185	32,768
BAT Capital Corp. 2.726% 3/25/2031		4,625	3,882
BAT Capital Corp. 4.742% 3/16/2032		21,886	21,014
BAT Capital Corp. 6.421% 8/2/2033		17,316	18,133
BAT Capital Corp. 4.39% 8/15/2037		27,670	23,208
BAT Capital Corp. 7.079% 8/2/2043		42,300	44,964
BAT Capital Corp. 4.54% 8/15/2047		31,475	24,218
BAT Capital Corp. 4.758% 9/6/2049		1,263	1,003
BAT Capital Corp. 3.984% 9/25/2050		10,460	7,376
BAT Capital Corp. 5.65% 3/16/2052		8,087	7,312
BAT Capital Corp. 7.081% 8/2/2053		46,236	49,476
BAT International Finance PLC 3.95% 6/15/2025[7]		103	101
BAT International Finance PLC 1.668% 3/25/2026		20,205	18,775
BAT International Finance PLC 4.448% 3/16/2028		38,911	38,298
BAT International Finance PLC 5.931% 2/2/2029		21,090	21,927
Coca-Cola Co. 1.00% 3/15/2028		6,090	5,373
Conagra Brands, Inc. 1.375% 11/1/2027		6,375	5,599
Conagra Brands, Inc. 5.30% 11/1/2038		1,050	1,030
Constellation Brands, Inc. 3.60% 2/15/2028		2,500	2,401
Constellation Brands, Inc. 2.25% 8/1/2031		4,462	3,752
Costco Wholesale Corp. 1.375% 6/20/2027		6,670	6,057
J. M. Smucker Co. (The) 5.90% 11/15/2028		8,870	9,334
J. M. Smucker Co. (The) 6.20% 11/15/2033		6,195	6,760
J. M. Smucker Co. (The) 6.50% 11/15/2043		958	1,068
J. M. Smucker Co. (The) 6.50% 11/15/2053		3,599	4,156
JBS USA Lux SA 2.50% 1/15/2027		34,174	31,470
JBS USA Lux SA 3.00% 2/2/2029		25,462	22,419
JBS USA Lux SA 5.50% 1/15/2030		3,220	3,168
JBS USA Lux SA 3.625% 1/15/2032		12,323	10,576
JBS USA Lux SA 3.00% 5/15/2032		15,681	12,781
JBS USA Lux SA 5.75% 4/1/2033		3,513	3,484
Keurig Dr Pepper, Inc. 4.417% 5/25/2025		1,194	1,182
Keurig Dr Pepper, Inc. 3.20% 5/1/2030		2,510	2,309
Nestlé Holdings, Inc. 4.85% 3/14/2033[7]		3,129	3,214
PepsiCo, Inc. 2.625% 10/21/2041		15,000	11,312
PepsiCo, Inc. 3.625% 3/19/2050		2,109	1,771
PepsiCo, Inc. 2.75% 10/21/2051		5,168	3,676
Philip Morris International, Inc. 2.875% 5/1/2024		5,270	5,222
Philip Morris International, Inc. 1.50% 5/1/2025		6,434	6,152

38	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Philip Morris International, Inc. 4.875% 2/13/2026	USD	3,717	$3,731
Philip Morris International, Inc. 0.875% 5/1/2026		8,311	7,618
Philip Morris International, Inc. 5.125% 11/17/2027		26,447	26,936
Philip Morris International, Inc. 4.875% 2/15/2028		28,500	28,821
Philip Morris International, Inc. 5.625% 11/17/2029		16,943	17,778
Philip Morris International, Inc. 5.125% 2/15/2030		19,786	20,122
Philip Morris International, Inc. 5.50% 9/7/2030		6,000	6,223
Philip Morris International, Inc. 1.75% 11/1/2030		7,178	5,921
Philip Morris International, Inc. 5.75% 11/17/2032		8,756	9,193
Reynolds American, Inc. 5.85% 8/15/2045		7,860	7,372
Sysco Corp. 3.15% 12/14/2051		535	384
Target Corp. 4.50% 9/15/2032		11,053	11,170
			692,456

Real estate 0.15%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028		2,720	2,613
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031		3,540	3,192
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049		2,040	1,800
Alexandria Real Estate Equities, Inc. 4.00% 2/1/2050		3,907	3,095
American Tower Corp. 1.45% 9/15/2026		10,457	9,533
American Tower Corp. 3.60% 1/15/2028		3,750	3,576
American Tower Corp. 2.30% 9/15/2031		732	606
American Tower Corp. 2.95% 1/15/2051		3,750	2,504
Boston Properties, LP 2.90% 3/15/2030		5,006	4,290
Boston Properties, LP 3.25% 1/30/2031		2,429	2,086
Boston Properties, LP 2.55% 4/1/2032		9,767	7,785
Boston Properties, LP 2.45% 10/1/2033		3,929	2,994
Boston Properties, LP 6.50% 1/15/2034		86,724	91,580
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[7]		7,150	6,148
Corporate Office Properties, LP 2.00% 1/15/2029		6,210	5,179
Corporate Office Properties, LP 2.75% 4/15/2031		10,184	8,245
Corporate Office Properties, LP 2.90% 12/1/2033		31,245	24,426
Crown Castle, Inc. 5.00% 1/11/2028		1,652	1,647
Digital Realty Trust, LP 5.55% 1/15/2028		5,000	5,098
Essex Portfolio, LP 3.875% 5/1/2024		7,220	7,179
Essex Portfolio, LP 3.50% 4/1/2025		7,445	7,277
Essex Portfolio, LP 3.375% 4/15/2026		2,395	2,313
Extra Space Storage, LP 2.35% 3/15/2032		8,596	7,013
GLP Capital, LP 3.35% 9/1/2024		2,400	2,370
GLP Capital, LP 4.00% 1/15/2030		5,000	4,568
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		10,194	8,119
Prologis, LP 4.875% 6/15/2028		11,469	11,626
Prologis, LP 4.75% 6/15/2033		19,679	19,958
Prologis, LP 5.125% 1/15/2034		9,000	9,296
Prologis, LP 5.25% 6/15/2053		5,119	5,352
Public Storage Operating Co. 1.85% 5/1/2028		8,830	7,937
Public Storage Operating Co. 1.95% 11/9/2028		6,081	5,426
Public Storage Operating Co. 5.125% 1/15/2029		13,000	13,428
Public Storage Operating Co. 2.30% 5/1/2031		2,959	2,545
Scentre Group Trust 1 3.25% 10/28/2025[7]		1,780	1,717
Scentre Group Trust 1 3.75% 3/23/2027[7]		7,630	7,323
Sun Communities Operating, LP 2.30% 11/1/2028		6,430	5,631
Sun Communities Operating, LP 2.70% 7/15/2031		1,753	1,462
			316,937

Materials 0.10%
Air Products and Chemicals, Inc. 1.50% 10/15/2025		2,610	2,470
Air Products and Chemicals, Inc. 1.85% 5/15/2027		7,229	6,667
Air Products and Chemicals, Inc. 2.05% 5/15/2030		3,140	2,746
Anglo American Capital PLC 5.375% 4/1/2025[7]		5,000	4,978
Anglo American Capital PLC 2.25% 3/17/2028[7]		4,194	3,742
Anglo American Capital PLC 3.95% 9/10/2050[7]		3,750	2,857
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026		7,000	7,160
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030		8,500	8,811
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		5,538	5,666
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033		11,011	11,424
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053		8,500	9,283

American Balanced Fund	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Celanese US Holdings, LLC 6.165% 7/15/2027	USD	31,000	$31,804
Celanese US Holdings, LLC 6.55% 11/15/2030		16,835	17,818
Celanese US Holdings, LLC 6.379% 7/15/2032		2,094	2,215
Celanese US Holdings, LLC 6.70% 11/15/2033		9,224	10,010
Corporacion Nacional del Cobre de Chile 5.125% 2/2/2033[7]		299	290
Dow Chemical Co. (The) 4.80% 5/15/2049		2,200	2,020
Dow Chemical Co. (The) 3.60% 11/15/2050		8,509	6,586
Eastman Chemical Co. 3.80% 3/15/2025		7,405	7,281
EIDP, Inc. 4.80% 5/15/2033		1,086	1,098
Glencore Funding, LLC 4.125% 3/12/2024[7]		4,130	4,116
LYB International Finance III, LLC 1.25% 10/1/2025		14,881	13,906
LYB International Finance III, LLC 2.25% 10/1/2030		9,848	8,441
LYB International Finance III, LLC 4.20% 5/1/2050		7,402	5,913
LYB International Finance III, LLC 3.625% 4/1/2051		7,054	5,144
Mosaic Co. 4.05% 11/15/2027		4,490	4,383
Nutrien, Ltd. 5.95% 11/7/2025		2,985	3,039
OCI NV 6.70% 3/16/2033[7]		2,531	2,587
Sherwin-Williams Co. 3.125% 6/1/2024		4,260	4,216
Sherwin-Williams Co. 2.20% 3/15/2032		3,123	2,599
Sherwin-Williams Co. 3.80% 8/15/2049		1,500	1,206
Sherwin-Williams Co. 3.30% 5/15/2050		1,500	1,103
South32 Treasury, Ltd. 4.35% 4/14/2032[7]		7,161	6,460
Westlake Corp. 4.375% 11/15/2047		1,500	1,253
			209,292

Information technology 0.08%
Analog Devices, Inc. 1.70% 10/1/2028		8,576	7,611
Analog Devices, Inc. 2.10% 10/1/2031		7,571	6,447
Analog Devices, Inc. 2.80% 10/1/2041		7,596	5,673
Analog Devices, Inc. 2.95% 10/1/2051		4,625	3,311
Apple, Inc. 3.00% 2/9/2024		1,000	997
Booz Allen Hamilton, Inc. 5.95% 8/4/2033		6,135	6,489
Broadcom Corp. 3.875% 1/15/2027		12	12
Broadcom, Inc. 4.00% 4/15/2029[7]		219	211
Broadcom, Inc. 4.15% 4/15/2032[7]		2,471	2,331
Broadcom, Inc. 3.469% 4/15/2034[7]		1,838	1,600
Broadcom, Inc. 3.187% 11/15/2036[7]		588	477
Broadcom, Inc. 4.926% 5/15/2037[7]		18,074	17,503
Hewlett Packard Enterprise Co. 5.90% 10/1/2024		10,000	10,028
Intel Corp. 5.20% 2/10/2033		21,813	22,798
Intel Corp. 5.70% 2/10/2053		15,250	16,503
Intuit, Inc. 0.95% 7/15/2025		3,170	2,988
Intuit, Inc. 1.35% 7/15/2027		2,890	2,607
Microsoft Corp. 2.921% 3/17/2052		4,792	3,541
Oracle Corp. 3.60% 4/1/2050		8,311	6,163
Oracle Corp. 5.55% 2/6/2053		52,474	52,550
TSMC Global, Ltd. 4.375% 7/22/2027[7]		332	330
			170,170

Other 0.00%
Rockefeller Foundation (The) 2.492% 10/1/2050		15,170	10,000

Total corporate bonds, notes & loans			16,424,092

U.S. Treasury bonds & notes 5.71%
U.S. Treasury 4.65%
U.S. Treasury 2.25% 1/31/2024		43,824	43,723
U.S. Treasury 2.50% 1/31/2024		56,248	56,125
U.S. Treasury 0.25% 3/15/2024		69,228	68,559
U.S. Treasury 3.00% 6/30/2024		72,001	71,256
U.S. Treasury 3.25% 8/31/2024		13,147	12,993
U.S. Treasury 0.375% 9/15/2024		62,080	60,129
U.S. Treasury 2.25% 11/15/2024		74,340	72,683
U.S. Treasury 4.25% 12/31/2024		49,100	48,854
U.S. Treasury 2.00% 2/15/2025		29,740	28,871
U.S. Treasury 2.125% 5/15/2025		24,780	23,995
U.S. Treasury 3.00% 7/15/2025		9,772	9,562
U.S. Treasury 4.75% 7/31/2025		134,671	135,303

40	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 5.00% 8/31/2025	USD	24,960	$25,195
U.S. Treasury 3.00% 10/31/2025		148,012	144,630
U.S. Treasury 5.00% 10/31/2025		111,764	113,055
U.S. Treasury 0.375% 11/30/2025		20,000	18,578
U.S. Treasury 3.875% 1/15/2026		5,143	5,105
U.S. Treasury 4.00% 2/15/2026		70,932	70,630
U.S. Treasury 2.25% 3/31/2026		52,663	50,540
U.S. Treasury 3.625% 5/15/2026		7,018	6,939
U.S. Treasury 4.375% 8/15/2026		76,272	76,811
U.S. Treasury 0.75% 8/31/2026		37	34
U.S. Treasury 4.625% 9/15/2026		13,790	13,983
U.S. Treasury 0.875% 9/30/2026		2,380	2,187
U.S. Treasury 1.125% 10/31/2026		79,610	73,481
U.S. Treasury 2.00% 11/15/2026		47,200	44,643
U.S. Treasury 4.625% 11/15/2026		19,809	20,126
U.S. Treasury 6.50% 11/15/2026		39,650	42,286
U.S. Treasury 2.25% 2/15/2027		11,150	10,589
U.S. Treasury 1.125% 2/28/2027		930	852
U.S. Treasury 2.375% 5/15/2027		4,310	4,095
U.S. Treasury 3.25% 6/30/2027		242,903	237,447
U.S. Treasury 6.375% 8/15/2027		35,690	38,561
U.S. Treasury 0.625% 12/31/2027		84,540	74,362
U.S. Treasury 2.75% 2/15/2028		10,125	9,680
U.S. Treasury 4.00% 2/29/2028		171,747	172,364
U.S. Treasury 3.625% 3/31/2028		52,103	51,548
U.S. Treasury 2.875% 5/15/2028		46,997	45,084
U.S. Treasury 3.625% 5/31/2028		160,636	158,986
U.S. Treasury 1.25% 6/30/2028		142,130	126,795
U.S. Treasury 4.00% 6/30/2028		339,556	341,227
U.S. Treasury 1.00% 7/31/2028		58,400	51,378
U.S. Treasury 4.125% 7/31/2028		445,000	449,659
U.S. Treasury 1.375% 10/31/2028		60,100	53,508
U.S. Treasury 3.125% 11/15/2028		41,549	40,155
U.S. Treasury 1.50% 11/30/2028		46,700	41,762
U.S. Treasury 4.375% 11/30/2028		497,425	509,141
U.S. Treasury 5.25% 2/15/2029		35,690	37,919
U.S. Treasury 3.25% 6/30/2029		58,480	56,646
U.S. Treasury 1.625% 8/15/2029		24,780	22,064
U.S. Treasury 3.50% 1/31/2030		67,000	65,571
U.S. Treasury 4.00% 2/28/2030		236,283	237,575
U.S. Treasury 3.625% 3/31/2030		23,000	22,657
U.S. Treasury 0.625% 5/15/2030		22,310	18,241
U.S. Treasury 3.75% 6/30/2030		4,675	4,636
U.S. Treasury 0.625% 8/15/2030		114,675	93,076
U.S. Treasury 4.625% 9/30/2030		105,199	109,711
U.S. Treasury 4.875% 10/31/2030		62,722	66,382
U.S. Treasury 1.25% 8/15/2031		38,263	31,690
U.S. Treasury 2.875% 5/15/2032		241,866	224,274
U.S. Treasury 4.125% 11/15/2032		20,061	20,404
U.S. Treasury 3.50% 2/15/2033		538,533	522,546
U.S. Treasury 3.375% 5/15/2033		48,871	46,935
U.S. Treasury 3.875% 8/15/2033		421,127	420,864
U.S. Treasury 4.50% 11/15/2033		113,612	119,337
U.S. Treasury 4.25% 5/15/2039		84,397	87,069
U.S. Treasury 1.125% 5/15/2040		39,649	25,622
U.S. Treasury 1.875% 2/15/2041[10]		150,000	108,070
U.S. Treasury 2.25% 5/15/2041		140,792	107,497
U.S. Treasury 2.00% 11/15/2041		6,986	5,067
U.S. Treasury 2.375% 2/15/2042		29,288	22,524
U.S. Treasury 3.00% 5/15/2042		259,311	219,827
U.S. Treasury 3.25% 5/15/2042[10]		424,061	372,809
U.S. Treasury 2.75% 8/15/2042		32,660	26,541
U.S. Treasury 3.375% 8/15/2042[10]		152,000	135,853
U.S. Treasury 3.125% 2/15/2043		47,605	40,793
U.S. Treasury 2.875% 5/15/2043		36,090	29,701
U.S. Treasury 3.875% 5/15/2043		34,310	32,786
U.S. Treasury 4.75% 11/15/2043[10]		251,169	269,909

American Balanced Fund	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.625% 2/15/2044	USD	24,780	$22,749
U.S. Treasury 3.125% 8/15/2044		39,447	33,464
U.S. Treasury 2.50% 2/15/2045		51,860	39,345
U.S. Treasury 3.00% 5/15/2045		24,780	20,482
U.S. Treasury 3.00% 11/15/2045		23,145	19,085
U.S. Treasury 3.00% 5/15/2047		55,603	45,534
U.S. Treasury 2.75% 8/15/2047		92,746	72,414
U.S. Treasury 3.00% 2/15/2048		3,743	3,057
U.S. Treasury 2.00% 2/15/2050[10]		65,583	43,272
U.S. Treasury 2.375% 5/15/2051		84,719	60,647
U.S. Treasury 2.00% 8/15/2051		571	374
U.S. Treasury 1.875% 11/15/2051		25,500	16,170
U.S. Treasury 2.25% 2/15/2052		166,265	115,565
U.S. Treasury 3.00% 8/15/2052[10]		1,380,642	1,131,922
U.S. Treasury 4.00% 11/15/2052		114,075	112,836
U.S. Treasury 3.625% 2/15/2053		147,618	136,673
U.S. Treasury 3.625% 5/15/2053		138,815	128,697
U.S. Treasury 4.125% 8/15/2053		237,748	240,968
U.S. Treasury 4.75% 11/15/2053		190,000	213,661
			9,818,980

U.S. Treasury inflation-protected securities 1.06%
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2024[11]		39,955	39,849
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[11]		62,517	61,753
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[11]		268,274	263,785
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[11]		55,871	54,666
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[11]		106,966	103,856
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2025[11]		80,895	80,300
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[11]		76,591	73,890
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[11]		16,940	16,418
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[11]		109,944	105,745
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[11]		473,518	450,788
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[11]		202,377	192,243
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027[11]		278,164	264,498
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[11]		155,809	146,472
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[11]		5,756	5,222
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[11]		90,931	81,245
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[11]		23,498	18,425
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044[11]		49,730	44,574
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046[11]		19,928	16,358
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2050[11]		2,560	1,679
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[10,11]		217,288	135,379
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[11]		102,757	93,566
			2,250,711

Total U.S. Treasury bonds & notes			12,069,691

Asset-backed obligations 2.76%
ACHV ABS Trust, Series 2023-3PL, Class A, 6.60% 8/19/2030[4,7]		562	562
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[4,7]		7,457	7,259
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[4,7]		3,998	4,011
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.732% 4/21/2031[4,5,7]		19,432	19,428
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.378% 7/25/2036[4,5,7]		58,804	59,210
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD CME Term SOFR + 1.212%) 6.605% 1/15/2030[4,5,7]		17,192	17,181
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD CME Term SOFR + 1.212%) 6.605% 10/16/2030[4,5,7]		20,525	20,512
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[4,7]		790	790
American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.89% 10/13/2026[4,7]		6,116	6,117
American Credit Acceptance Receivables Trust, Series 2023-3, Class A, 6.00% 3/12/2027[4,7]		5,375	5,380
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[4,7]		153	153

42	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[4,7]	USD	3,117	$3,063
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[4,7]		3,959	3,935
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[4,7]		7,031	6,801
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[4]		59,641	58,655
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.741% 5/26/2031[4,5,7]		4,363	4,363
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[4]		12,184	12,187
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[4]		1,645	1,589
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[4]		1,830	1,715
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[4]		20,192	18,659
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028[4]		34,592	35,025
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD CME Term SOFR + 1.182%) 6.597% 1/22/2028[4,5,7]		16,370	16,360
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[4,7]		7,230	7,212
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[4,7]		49,440	48,852
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[4,7]		28,830	27,952
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[4,7]		50,171	47,997
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[4,7]		54,855	51,225
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[4,7]		3,873	3,668
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[4,7]		75,784	69,017
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[4,7]		4,460	4,031
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[4,7]		1,542	1,381
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,7]		8,650	8,671
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027[4,7]		3,228	3,251
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[4,7]		2,750	2,777
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[4,7]		15,110	15,316
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[4,7]		19,885	19,815
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class B, 6.08% 4/20/2029[4,7]		9,510	9,618
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[4,7]		12,400	12,515
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,7]		28,032	28,685
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[4,7]		7,175	7,405
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[4]		39,628	39,887
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.262%) 6.629% 11/20/2030[4,5,7]		35,872	35,862
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[4,7]		257	255
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[4,7]		3,066	2,892
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[4,7]		1,715	1,541
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[4,7]		1,671	1,619
Benefit Street Partners CLO, Ltd., Series 2015-8, Class A1AR, (3-month USD CME Term SOFR + 1.362%) 6.777% 1/20/2031[4,5,7]		676	676

American Balanced Fund	43

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Benefit Street Partners CLO, Ltd., Series 2018-14, Class A1, (3-month USD CME Term SOFR + 1.262%) 6.677% 4/20/2031[4,5,7]	USD	224	$224
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.489% 7/20/2035[4,5,7]		39,490	39,649
Black Diamond CLO, Ltd., Series 2017-1, Class A1AR, (3-month USD CME Term SOFR + 1.312%) 6.71% 4/24/2029[4,5,7]		1,483	1,483
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[4,7]		18,788	16,234
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[4,7]		2,868	2,387
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[4]		12,565	12,718
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[4]		4,513	4,528
Carlyle Global Market Strategies, CLO, Series 2017-C, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 6.682% 4/30/2031[4,5,7]		487	487
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[4]		824	823
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[4]		8,536	8,528
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[4]		811	764
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[4]		794	748
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[4,7]		6,867	6,901
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[4,7]		4,797	4,860
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[4]		876	826
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[4]		5,195	4,906
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029[4,7]		5,408	5,458
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[4,7]		44,386	38,530
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[4,7]		17,978	15,059
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[4,7]		6,341	5,762
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.619% 7/27/2030[4,5,7]		37,770	37,746
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[4,7]		96,667	89,418
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[4,7]		19,961	17,048
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[4,7]		15,185	13,915
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[4,7]		1,579	1,293
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[4,7]		43,915	39,305
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[4,7]		7,528	6,403
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[4,7]		53,198	52,412
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[4,7]		43,496	42,595
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[4,7]		6,631	6,703
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD CME Term SOFR + 0.734%) 6.091% 4/22/2026[4,5]		29,758	29,794
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[4]		18,209	18,357
Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/2026[4,7]		5,604	5,621
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[4,7]		22,863	23,201
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[4,7]		21,593	19,344
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[4,7]		20,300	18,162
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[4,7]		28,633	25,724
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[4,7]		25,066	22,144
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[4,7]		1,795	1,569
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[4,7]		1,078	1,076
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[4,7]		1,801	1,792
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[4,7]		13,690	13,715
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[4,7]		1,857	1,815
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[4,7]		8,317	8,323
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[4,7]		9,072	8,954
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[4,7]		12,021	11,776
CPS Auto Trust, Series 2023-D, Class A, 6.40% 6/15/2027[4,7]		9,580	9,614
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[4,7]		7,777	7,892
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[4]		720	718
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[4]		751	747
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[4]		10,060	9,653
DriveTime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 3/16/2026[4,7]		1,250	1,243
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[4,7]		1,041	1,030
DriveTime Auto Owner Trust, Series 2020-3A, Class D, 1.84% 6/15/2026[4,7]		1,100	1,061
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[4,7]		1,366	1,349
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[4,7]		17,451	17,459
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[4,7]		1,738	1,663
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[4,7]		3,253	3,207

44	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[4,7]	USD	3,049	$2,908
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[4,7]		2,229	2,225
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[4,7]		16,427	16,436
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027[4,7]		7,009	7,040
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.635% 4/15/2028[4,5,7]		44,752	44,747
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.755% 1/15/2031[4,5,7]		6,292	6,292
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 6.625% 4/15/2031[4,5,7]		4,698	4,690
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[4,7]		6,376	5,641
Elmwood CLO 18, Ltd., Series 2022-5, Class AR, (3-month USD CME Term SOFR + 1.65%) 7.053% 7/17/2033[4,5,7]		40,000	40,045
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[4,7]		17,294	17,012
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[4,7]		7,766	7,621
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[4,7]		18,516	18,318
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[4,7]		29,178	29,277
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[4,7]		2,277	2,275
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[4,7]		5,681	5,645
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[4]		132	132
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[4,7]		1,447	1,428
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[4]		1,153	1,138
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[4]		1,781	1,760
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[4]		3,315	3,319
Exeter Automobile Receivables Trust, Series 2022-6, Class A3, 5.70% 8/17/2026[4]		5,000	4,997
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[4]		10,612	10,559
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[4]		4,970	5,015
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[4]		20,431	19,298
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[4]		2,138	2,158
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[4]		5,159	5,007
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[4]		8,517	8,414
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[4]		3,884	3,925
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028[4,7]		23,528	23,777
FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.339% 9/17/2025[4,7]		21,115	19,689
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[4,7]		42,260	39,190
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[4,7]		17,235	15,675
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[4,7]		24,273	23,324
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[4,7]		13,943	13,957
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[4,7]		5,639	5,656
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[4,7]		1,955	1,964
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[4,7]		990	987
Flatiron CLO, Ltd., Series 2018-1, Class A, (3-month USD CME Term SOFR + 1.212%) 6.614% 4/17/2031[4,5,7]		2,133	2,134
Ford Credit Auto Lease Trust, Series 2023-A, Class A3, 4.94% 3/15/2026[4]		2,488	2,481
Ford Credit Auto Owner Trust, Series 2019-2, Class A, 3.06% 4/15/2026[4]		15,000	14,885
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[4,7]		61,698	61,644
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[4,7]		80,360	78,727
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[4,7]		86,525	83,639
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29% 8/15/2031[4,7]		2,574	2,476
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[4,7]		26,615	27,223
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[4,7]		15,877	14,388
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[4,7]		2,187	1,982
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[4,7]		3,457	3,043
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[4,7]		10,464	9,921
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[4,7]		50,940	46,927
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[4,7]		1,331	1,233
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[4,7]		72,210	66,308
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[4,7]		72,176	64,433
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[4,7]		65,212	58,560
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[4,7]		5,343	4,720
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[4,7]		9,899	9,935
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[4,7]		6,068	6,059
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[4,7]		2,414	2,438
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[4,7]		2,182	2,192
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028[4,7]		14,460	14,591
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[4]		15,007	15,116

American Balanced Fund	45

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[4,7]	USD	22,705	$23,649
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[4,7]		38,047	39,709
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[4,7]		17,626	17,861
GoldenTree Loan Opportunities X, Ltd., Series 2015-10, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.797% 7/20/2031[4,5,7]		30,635	30,658
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.727% 1/18/2031[4,5,7]		17,237	17,239
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.752% 7/28/2031[4,5,7]		9,024	9,026
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD CME Term SOFR + 2.122%) 7.537% 7/20/2031[4,5,7]		28,135	28,141
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[4,7,12]		60,174	60,174
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[4,7]		69,743	67,351
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[4,7]		29,667	28,590
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[4,7]		7,331	7,059
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[4,7]		32,246	30,832
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[4,7]		5,327	5,060
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[4,7]		3,260	3,092
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[4,7]		42,910	41,816
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[4,7]		74,445	67,521
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[4,7]		14,511	13,127
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[4,7]		7,776	6,979
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[4,7]		49,550	45,130
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 6/26/2028[4,7]		8,792	7,964
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[4,7]		5,075	4,541
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[4,7]		22,138	21,130
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029[4,7]		12,400	12,554
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[4,7]		25,791	26,792
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[4]		4,486	4,479
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[4]		25,832	25,914
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[4]		5,418	5,427
Jamestown CLO, Ltd., Series 2018-6RA, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.79% 4/25/2030[4,5,7]		3,808	3,808
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.266% 7/20/2035[4,5,7]		14,946	14,993
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 6.835% 1/15/2031[4,5,7]		2,673	2,676
KKR Financial CLO, Ltd., Series 38, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.714% 4/15/2033[4,5,7]		16,000	15,912
KKR Static CLO I, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.60%) 8.016% 7/20/2031[4,5,7]		9,270	9,270
LAD Auto Receivables Trust, Series 2023-3, Class A2, 6.09% 6/15/2026[4,7]		6,605	6,613
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[4,7]		873	872
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[4,7]		2,326	2,315
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[4,7]		23,622	23,643
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[4,7]		16,590	16,771
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[4,7]		14,930	14,939
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 6.735% 7/16/2031[4,5,7]		31,804	31,803
Madison Park Funding, Ltd., Series 2016-22, Class A1R, (3-month USD CME Term SOFR + 1.522%) 6.915% 1/15/2033[4,5,7]		6,400	6,400
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.674% 7/21/2030[4,5,7]		72,143	72,160
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD CME Term SOFR + 1.232%) 6.619% 7/27/2031[4,5,7]		1,456	1,455
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD CME Term SOFR + 1.412%) 6.805% 4/15/2029[4,5,7]		10,215	10,215
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[4,7]		19,972	20,190
MidOcean Credit CLO, Series 2017-7, Class A2R, (3-month USD CME Term SOFR + 1.712%) 7.105% 7/15/2029[4,5,7]		13,608	13,577
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[4,7]		36,163	35,969
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[4,7]		15,637	15,661
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[4,12,13]		24,983	25,053
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[4,12,13]		4,065	4,076
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[4,7]		25,607	22,220
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[4,7]		25,259	21,927

46	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[4,7]	USD	62,629	$54,780
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[4,7]		54,063	48,558
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[4,7]		30,887	27,986
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[4,7]		52,390	47,616
Neuberger Berman CLO, Ltd., Series 2017-26, Class AR, (3-month USD CME Term SOFR + 1.182%) 6.577% 10/18/2030[4,5,7]		6,011	5,999
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[4,7]		225,061	197,311
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.61% 7/25/2030[4,5,7]		21,395	21,370
Nissan Auto Lease Trust, Series 2023-B, Class A2A, 5.74% 8/15/2025[4]		7,194	7,201
Nissan Auto Lease Trust, Series 2023-A, Class A3, 4.91% 1/15/2026[4]		2,148	2,141
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[4]		8,539	8,751
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.777% 7/20/2031[4,5,7]		15,889	15,886
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 6.615% 4/16/2031[4,5,13]		3,300	3,302
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[4,7]		6,822	6,887
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD CME Term SOFR + 1.262%) 6.641% 11/25/2028[4,5,7]		7,437	7,447
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.577% 4/20/2029[4,5,7]		2,587	2,586
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.477% 7/20/2029[4,5,7]		3,057	3,050
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.455% 10/15/2029[4,5,7]		70,708	70,542
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 7.055% 10/15/2029[4,5,7]		44,195	43,943
Palmer Square Loan Funding, CLO, Series 2018-2, Class A1A, (3-month USD CME Term SOFR + 1.362%) 6.755% 7/16/2031[4,5,7]		29,397	29,420
Palmer Square Loan Funding, CLO, Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.70%) 6.812% 7/20/2031[4,5,7]		15,000	15,020
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.148% 7/24/2031[4,5,7]		11,763	11,784
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[4,7]		2,116	2,080
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[4,7]		1,294	1,269
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.488% 8/16/2027[4,5,7]		11,885	11,895
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[4,7]		36,810	37,014
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[4,7]		16,371	16,575
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[4]		13,836	13,132
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[4,7]		734	732
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[4,7]		2,863	2,862
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.595% 10/15/2030[4,5,7]		55,255	55,152
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[4,7]		8,652	8,567
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[4,7]		7,592	7,490
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 12/15/2025[4]		437	437
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[4]		6,923	6,923
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[4]		11,148	11,150
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[4]		1,056	1,055
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[4]		622	620
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[4]		12,145	12,089
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[4]		989	972
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[4]		12,712	12,749
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[4]		5,894	5,826
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[4]		6,686	6,689
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[4]		9,980	9,614
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[4]		5,092	5,047
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[4]		9,476	9,056
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[4]		14,893	14,962
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[4]		2,751	2,765
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[4]		13,726	13,873
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[4]		7,026	7,149
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028[4]		14,146	14,361

American Balanced Fund	47

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[4]	USD	5,506	$5,425
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[4]		20,096	20,389
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[4]		10,034	10,172
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[4,7]		6,998	7,012
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[4,7]		19,239	19,448
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[4,7]		2,222	2,241
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[4,7]		3,535	3,554
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[4,7]		19,401	16,805
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[4,7]		3,571	3,008
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[4,7]		7,658	7,705
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 6.206% 1/15/2053[4,5,7]		15,335	15,063
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[4,7]		34,207	29,563
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.735% 4/15/2030[4,5,7]		2,761	2,761
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.657% 10/20/2030[4,5,7]		10,499	10,488
South Carolina Student Loan Corp., Series 2014-1, Class A2, (30-day Average USD-SOFR + 1.114%) 6.445% 1/3/2033[4,5]		5,671	5,672
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[4,7]		37,406	34,336
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[4,7]		39,923	34,007
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[4,7]		17,303	15,916
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[4,7]		11,615	10,599
Stratus Static CLO, Ltd., Series 2021-2, Class A, (3-month USD CME Term SOFR + 1.162%) 6.577% 12/28/2029[4,5,7]		7,665	7,648
Stratus Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.062%) 6.477% 12/29/2029[4,5,7]		402	401
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 7.566% 10/20/2031[4,5,7]		69,103	69,114
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 8.466% 10/20/2031[4,5,7]		12,681	12,707
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[4,7]		20,365	18,966
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.616% 4/20/2035[4,5,7]		10,000	10,009
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 6.47% 10/25/2029[4,5,7]		2,828	2,816
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[4]		33,163	33,804
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[4,7]		38,196	34,715
Teachers Insurance and Annuity Association of AME, CLO, Series 2016-1, Class AR, (3-month USD CME Term SOFR + 1.462%) 6.877% 7/20/2031[4,5,7]		2,866	2,870
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[4,7]		14,451	13,502
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[4,7]		24,831	22,503
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[4,7]		2,543	2,315
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[4,7]		29,161	25,606
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/2046[4,7]		1,255	1,093
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[4,7]		59,664	53,339
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[4,7]		15,575	14,001
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[4,7]		12,863	11,066
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[4,7]		467	399
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[4,7]		34,690	34,258
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[4,7]		38,148	36,226
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[4]		20,414	20,572
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[4]		7,901	7,973
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[4,7]		17,817	17,793
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 7.08% 1/25/2036[4,5,7]		16,000	15,997
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[4,7]		114,704	102,103
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[4,7]		2,994	2,716
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[4,7]		33,324	29,084
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[4,7]		1,247	1,074
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 7.046% 10/20/2034[4,5,7]		80,000	80,027
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 6.631% 9/7/2030[4,5,7]		4,908	4,898

48	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 6.727% 7/18/2031[4,5,7]	USD	20,599	$20,582
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[4]		41,651	41,542
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[4,8]		77,422	77,083
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[4,7]		44,216	44,588
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.814% 1/17/2031[4,5,7]		4,410	4,409
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[4,7]		5,255	5,251
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[4,7]		153	153
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[4,7]		11,486	11,305
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[4,7]		6,686	6,678
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 7/15/2026[4,7]		29	29
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[4,7]		16,856	16,560
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[4,7]		17,574	17,579
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[4,7]		11,177	10,635
Westlake Automobile Receivables Trust, Series 2023-4, Class A2, 6.23% 1/15/2027[4,7]		8,284	8,331
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[4,7]		17,287	17,346
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[4,7]		7,472	7,208
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[4,7]		42,000	42,229
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,7]		4,136	4,126
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[4,7]		2,834	2,822
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[4,7]		5,491	5,474
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[4,7]		10,243	10,298
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[4,7]		9,545	9,584
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[4,7]		5,314	5,321
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[4]		39,226	39,292
			5,836,589

Bonds & notes of governments & government agencies outside the U.S. 0.38%
British Columbia (Province of) 4.20% 7/6/2033		2,030	2,005
Caisse d’Amortissement de la Dette Sociale 3.375% 3/20/2024[7]		44,610	44,401
Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025[7]		18,000	16,776
Chile (Republic of) 3.10% 1/22/2061		15,816	10,663
CPPIB Capital, Inc. 0.50% 9/16/2024[7]		22,500	21,791
CPPIB Capital, Inc. 0.875% 9/9/2026[7]		17,827	16,300
CPPIB Capital, Inc. 2.75% 11/2/2027[7]		23,770	22,531
Development Bank of Japan, Inc. 1.25% 10/20/2026[7]		18,000	16,500
Development Bank of Japan, Inc. 1.75% 10/20/2031[7]		12,582	10,450
European Investment Bank 0.75% 10/26/2026		37,160	33,886
European Investment Bank 0.625% 10/21/2027		7,655	6,749
European Stability Mechanism 0.375% 9/10/2025[7]		23,570	22,013
Hungary (Republic of) 2.125% 9/22/2031[7]		14,164	11,454
Hungary (Republic of) 3.125% 9/21/2051[7]		17,678	12,039
Hydro-Quebec 9.50% 11/15/2030		22,230	28,464
Indonesia Asahan Aluminium (Persero) PT 6.53% 11/15/2028		17,050	17,900
Indonesia Asahan Aluminium (Persero) PT 6.53% 11/15/2028[7]		2,950	3,097
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050[7]		3,850	3,745
International Bank for Reconstruction and Development 0.75% 11/24/2027		9,000	7,942
International Development Assn. 0.375% 9/23/2025[7]		19,410	18,105
Japan Bank for International Cooperation 1.25% 1/21/2031		32,068	26,064
KfW 0.375% 7/18/2025		7,671	7,202
KfW 5.125% 9/29/2025		40,003	40,453
Landwirtschaftliche Rentenbank 0.875% 9/3/2030		13,390	10,912
Manitoba (Province of) 3.05% 5/14/2024		12,040	11,942
OMERS Finance Trust 1.10% 3/26/2026[7]		26,770	24,794
OMERS Finance Trust 3.50% 4/19/2032[7]		33,621	31,016
OMERS Finance Trust 4.00% 4/19/2052[7]		33,621	27,674
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[7]		18,000	17,255
Panama (Republic of) 3.298% 1/19/2033		17,869	14,159
Panama (Republic of) 4.50% 1/19/2063		3,874	2,544
Peru (Republic of) 2.392% 1/23/2026		2,730	2,602
Peru (Republic of) 1.862% 12/1/2032		40,334	31,685
Peru (Republic of) 2.78% 12/1/2060		40,618	25,418
Philippines (Republic of) 1.648% 6/10/2031		12,449	10,263

American Balanced Fund	49

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Philippines (Republic of) 6.375% 10/23/2034	USD	22,310	$25,335
Philippines (Republic of) 2.65% 12/10/2045		7,151	5,102
Qatar (State of) 3.375% 3/14/2024[7]		24,780	24,673
Qatar (State of) 4.00% 3/14/2029[7]		7,500	7,451
Qatar (State of) 4.817% 3/14/2049[7]		7,500	7,318
Quebec Canada (Province of) 2.75% 4/12/2027		23,200	22,292
Saskatchewan (Province of) 3.25% 6/8/2027		19,319	18,716
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[7]		4,883	4,939
Saudi Arabia (Kingdom of) 4.875% 7/18/2033[7]		310	317
Swedish Export Credit Corp. 3.625% 9/3/2024		36,618	36,213
United Mexican States 2.659% 5/24/2031		23,299	19,754
United Mexican States 4.875% 5/19/2033		9,165	8,851
United Mexican States 6.338% 5/4/2053		8,605	8,782
United Mexican States 3.771% 5/24/2061		13,292	9,053
			809,590

Municipals 0.29%
California 0.06%
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.719% 11/1/2052		7,980	5,551
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.939% 11/1/2052		11,515	8,209
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026		5,955	5,558
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027		8,260	7,576
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 2.746% 6/1/2034		4,330	3,653
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036		5,365	4,376
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A, 3.115% 6/1/2038		25,195	20,507
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041		8,055	6,157
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 3.293% 6/1/2042		7,670	6,003
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 3.00% 6/1/2046		7,280	6,630
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025		5,000	4,745
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027		5,400	4,893
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030		6,450	5,459
Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033		13,795	14,312
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 2.847% 5/15/2041		2,690	2,004
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 3.146% 5/15/2051		11,320	8,577
			114,210

Florida 0.04%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025		10,760	10,212
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027		44,105	39,960
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030		43,308	36,985
			87,157

Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036		960	780
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043		1,260	974
			1,754

50	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Illinois 0.10%
G.O. Bonds, Series 2019-A, 4.20% 4/1/2024	USD	1,855	$1,848
G.O. Bonds, Series 2019-A, 4.50% 4/1/2025		325	322
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		182,650	180,898
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 6/1/2033		30,532	30,210
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035		5,732	6,010
			219,288

Michigan 0.01%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2020-II, 2.705% 10/15/2040		6,555	5,002
Board of Trustees of Michigan State University, Rev. Bonds, Series 2022-A, 4.165% 8/15/2122		10,670	8,670
Regents of the University of Michigan, General Rev. Bonds, Series 2022-A, 3.504% 4/1/2052		6,660	5,506
			19,178

New York 0.02%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)		17,250	16,102
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028		19,440	17,547
			33,649

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		51,280	44,953

South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045		445	444

Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		94,755	89,774

Total municipals			610,407

Federal agency bonds & notes 0.05%
Fannie Mae 0.375% 8/25/2025		16,060	15,020
Fannie Mae 0.75% 10/8/2027		11,330	10,069
Fannie Mae 0.875% 8/5/2030		17,097	13,948
Federal Farm Credit Banks 1.75% 2/14/2025		13,983	13,543
Federal Home Loan Bank 5.50% 7/15/2036		600	674
Korea Housing Finance Corp. 4.625% 2/24/2028[7]		19,870	19,846
Private Export Funding Corp. 3.55% 1/15/2024		25,667	25,645
			98,745

Total bonds, notes & other debt instruments (cost: $63,029,129,000)			61,589,169

Investment funds 3.19%	Shares
Capital Group Central Corporate Bond Fund[2]		794,173,577	6,734,592

Total Investment funds (cost: $7,771,843,000)			6,734,592

Short-term securities 8.70%
Money market investments 8.33%
Capital Group Central Cash Fund 5.44%[2,14]		176,083,441	17,606,583

American Balanced Fund	51

Short-term securities (continued)		Shares		Value (000)
Money market investments purchased with collateral from securities on loan 0.29%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32%[14,15]			96,600,000	$96,600
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.25%[14,15]			84,500,000	84,500
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.27%[14,15]			78,680,664	78,680
Fidelity Investments Money Market Government Portfolio, Class I 5.25%[14,15]			78,500,000	78,500
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.27%[14,15]			78,500,000	78,500
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.26%[14,15]			66,400,000	66,400
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.23%[14,15]			60,400,000	60,400
Capital Group Central Cash Fund 5.44%[2,14,15]			423,600	42,356
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.23%[14,15]			18,100,000	18,100
				604,036

	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury bills 0.08%
U.S. Treasury 2/22/2024	4.415%	USD	159,150	157,968
U.S. Treasury 4/18/2024	4.565		18,000	17,723
				175,691

Total short-term securities (cost: $18,385,199,000)				18,386,310
Total investment securities 103.79% (cost: $163,298,470,000)				219,343,831
Other assets less liabilities (3.79)%				(8,017,487)

Net assets 100.00%				$211,326,344

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2023 (000)
30 Day Federal Funds Futures	Short	26,231	2/1/2024	USD	(10,348,138)	$(7,567)
3 Month SOFR Futures	Short	55,783	3/20/2024		(13,198,606)	386,366
3 Month SOFR Futures	Short	9,943	3/19/2025		(2,393,032)	69,898
2 Year U.S. Treasury Note Futures	Long	88,828	4/3/2024		18,290,934	174,203
5 Year U.S. Treasury Note Futures	Long	96,974	4/3/2024		10,548,196	162,470
10 Year French Government Bond Futures	Long	2,882	3/11/2024		418,410	14,607
10 Year Euro-Bund Futures	Short	2,743	3/11/2024		(415,521)	(12,294)
10 Year Japanese Government Bond Futures	Short	571	3/20/2024		(594,124)	(2,073)
10 Year U.S. Treasury Note Futures	Long	6,248	3/28/2024		705,341	2,550
10 Year Ultra U.S. Treasury Note Futures	Short	42,888	3/28/2024		(5,061,454)	(121,633)
20 Year U.S. Treasury Bond Futures	Long	2,647	3/28/2024		330,710	25,145
30 Year Ultra U.S. Treasury Bond Futures	Long	11,747	3/28/2024		1,569,326	103,323
						$794,995

52	American Balanced Fund

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
							premium	appreciation
Receive		Pay			Notional	Value at	paid	(depreciation)
	Payment		Payment	Expiration	amount	12/31/2023	(received)	at 12/31/2023
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)
0.207%	Annual	U.S. EFFR	Annual	2/26/2024	USD1,341,000	$(10,946)	$—	$(10,946)
0.3325%	Annual	U.S. EFFR	Annual	4/2/2024	735,000	(9,410)	—	(9,410)
U.S. EFFR	Annual	0.10625%	Annual	7/8/2025	301,000	18,526	—	18,526
4.27%	Annual	SOFR	Annual	2/16/2026	479,019	2,344	—	2,344
4.265%	Annual	SOFR	Annual	2/16/2026	237,726	1,139	—	1,139
4.3035%	Annual	SOFR	Annual	2/17/2026	142,700	794	—	794
4.2675%	Annual	SOFR	Annual	2/17/2026	137,752	666	—	666
4.2515%	Annual	SOFR	Annual	2/17/2026	141,314	637	—	637
4.3005%	Annual	SOFR	Annual	2/17/2026	98,960	544	—	544
4.288%	Annual	SOFR	Annual	2/17/2026	100,530	528	—	528
3.16%	Annual	SOFR	Annual	6/20/2028	161,300	(2,750)	—	(2,750)
3.18%	Annual	SOFR	Annual	4/17/2030	124,700	(2,247)	—	(2,247)
3.275%	Annual	SOFR	Annual	4/18/2030	124,700	(1,583)	—	(1,583)
3.353%	Annual	SOFR	Annual	4/19/2030	124,700	(1,039)	—	(1,039)
3.342%	Annual	SOFR	Annual	4/19/2030	124,700	(1,116)	—	(1,116)
3.344%	Annual	SOFR	Annual	4/20/2030	124,600	(1,102)	—	(1,102)
3.128%	Annual	SOFR	Annual	4/28/2030	124,700	(2,618)	—	(2,618)
3.285%	Annual	SOFR	Annual	5/1/2030	124,700	(1,518)	—	(1,518)
3.259%	Annual	SOFR	Annual	5/1/2030	124,700	(1,700)	—	(1,700)
3.186%	Annual	SOFR	Annual	5/9/2030	124,700	(2,216)	—	(2,216)
3.215%	Annual	SOFR	Annual	5/10/2030	124,600	(2,011)	—	(2,011)
3.29%	Annual	SOFR	Annual	5/19/2030	149,400	(1,782)	—	(1,782)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	78,700	13,223	—	13,223
SOFR	Annual	3.2015%	Annual	1/19/2033	112,387	2,401	—	2,401
SOFR	Annual	3.1205%	Annual	1/20/2033	247,490	6,838	—	6,838
SOFR	Annual	3.16653%	Annual	1/24/2033	255,784	6,167	—	6,167
SOFR	Annual	3.18606%	Annual	1/24/2033	236,491	5,345	—	5,345
SOFR	Annual	3.10%	Annual	6/20/2033	86,900	2,659	—	2,659
SOFR	Annual	3.01413%	Annual	1/12/2053	70,055	4,151	—	4,151
SOFR	Annual	3.02%	Annual	1/12/2053	70,100	4,078	—	4,078
SOFR	Annual	2.974%	Annual	4/17/2053	39,200	2,598	—	2,598
SOFR	Annual	3.044%	Annual	4/18/2053	39,500	2,109	—	2,109
SOFR	Annual	3.0875%	Annual	4/19/2053	39,600	1,797	—	1,797
SOFR	Annual	3.1035%	Annual	4/19/2053	39,500	1,676	—	1,676
SOFR	Annual	3.0895%	Annual	4/20/2053	39,600	1,783	—	1,783
SOFR	Annual	2.9405%	Annual	4/28/2053	39,400	2,853	—	2,853
SOFR	Annual	3.0535%	Annual	5/1/2053	79,000	4,075	—	4,075
SOFR	Annual	3.085%	Annual	5/9/2053	39,700	1,816	—	1,816
SOFR	Annual	3.1135%	Annual	5/10/2053	39,800	1,611	—	1,611
SOFR	Annual	3.1605%	Annual	5/19/2053	47,600	1,512	—	1,512
						$49,832	$—	$49,832

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2023 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2023 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD4,639,370	$(90,157)	$(69,263)	$(20,894)

American Balanced Fund	53

Investments in affiliates2

	Value at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Common stocks 0.87%
Financials 0.40%
Synchrony Financial	$727,693	$—	$—	$—	$118,034	$845,727	$21,259
Consumer discretionary 0.23%
Aramark	354,202	172,389	—	—	(51,336)	475,255	6,909
Materials 0.24%
Royal Gold, Inc.	406,919	73,819	—	—	35,725	516,463	5,693
Total common stocks						1,837,445
Bonds, notes & other debt instruments 0.01%
Financials 0.01%
Synchrony Financial 4.375% 3/19/2024	11,348	—	—	—	162	11,510	511
Synchrony Financial 4.25% 8/15/2024	12,093	—	—	—	145	12,238	507
						23,748
Investment funds 3.19%
Capital Group Central Corporate Bond Fund	8,696,558	1,187,395	3,434,696	(620,423)	905,758	6,734,592	294,111
Short-term securities 8.35%
Money market investments 8.33%
Capital Group Central Cash Fund 5.44%[14]	14,969,241	31,484,814	28,847,289	821	(1,004)	17,606,583	969,971

Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.44%[14,15]	60,701		18,34516			42,356	—	[17]
Total short-term securities						17,648,939
Total 12.42%				$(619,602)	$1,007,484	$26,244,724	$1,298,961

Restricted securities13

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[4,12]	12/6/2022	$24,981	$25,053	.01%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[4,12]	12/6/2022	4,065	4,076	.01
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 6.615% 4/16/2031[4,5]	10/28/2022	3,236	3,302	.00 [18]
Total		$32,282	$32,431	.02%

54	American Balanced Fund

[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $656,009,000, which represented .31% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Purchased on a TBA basis.
[7]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,591,495,000, which represented 5.01% of the net assets of the fund.
[8]	Step bond; coupon rate may change at a later date.
[9]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $362,511,000, which represented .17% of the net assets of the fund.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Value determined using significant unobservable inputs.
[13]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $32,431,000, which represented .02% of the net assets of the fund.
[14]	Rate represents the seven-day yield at 12/31/2023.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	Represents net activity. Refer to Note 5 for more information on securities lending.
[17]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[18]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
EFFR = Effective Federal Funds Rate
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars

Refer to the notes to financial statements.

American Balanced Fund	55

Financial statements

Statement of assets and liabilities
at December 31, 2023	(dollars in thousands)

Assets:
Investment securities, at value (includes $656,009 of investment securities on loan):
Unaffiliated issuers (cost: $136,466,953)	$193,099,107
Affiliated issuers (cost: $26,831,517)	26,244,724	$219,343,831
Cash		3,266
Cash denominated in currencies other than U.S. dollars (cost: $1,103)		1,103
Receivables for:
Sales of investments	7,686,479
Sales of fund’s shares	199,424
Dividends and interest	712,574
Securities lending income	304
Variation margin on futures contracts	29,410
Variation margin on centrally cleared swap contracts	9,122
Other	2,030	8,639,343
		227,987,543
Liabilities:
Collateral for securities on loan		604,036
Payables for:
Purchases of investments	15,692,347
Repurchases of fund’s shares	232,598
Investment advisory services	37,740
Services provided by related parties	43,337
Trustees’ deferred compensation	5,040
Variation margin on futures contracts	14,223
Variation margin on centrally cleared swap contracts	3,764
Other	28,114	16,057,163
Net assets at December 31, 2023		$211,326,344

Net assets consist of:
Capital paid in on shares of beneficial interest		$154,357,787
Total distributable earnings (accumulated loss)		56,968,557
Net assets at December 31, 2023		$211,326,344

Refer to the notes to financial statements.

56	American Balanced Fund

Financial statements (continued)

Statement of assets and liabilities
at December 31, 2023 (continued)
(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (6,610,015 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$98,984,780	3,094,240		$31.99
Class C	8,391,350	264,344		31.74
Class T	12	—	*	31.99
Class F-1	3,967,145	124,132		31.96
Class F-2	25,297,738	791,534		31.96
Class F-3	10,713,382	335,092		31.97
Class 529-A	5,322,685	166,739		31.92
Class 529-C	265,186	8,295		31.97
Class 529-E	171,283	5,368		31.91
Class 529-T	17	—	*	31.99
Class 529-F-1	12	—	*	31.88
Class 529-F-2	466,956	14,599		31.99
Class 529-F-3	921	29		31.98
Class R-1	189,890	5,989		31.71
Class R-2	1,105,647	34,833		31.74
Class R-2E	143,648	4,513		31.83
Class R-3	2,351,531	73,960		31.79
Class R-4	4,094,641	128,238		31.93
Class R-5E	647,755	20,270		31.96
Class R-5	988,864	30,871		32.03
Class R-6	48,222,901	1,506,969		32.00

*	Amount less than one thousand.

Refer to the notes to financial statements.

American Balanced Fund	57

Financial statements (continued)

Statement of operations
for the year ended December 31, 2023
(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $30,817; also includes $1,297,943 from affiliates)	$3,825,535
Interest (includes $1,018 from affiliates)	2,046,386
Securities lending income (net of fees)	3,093	$5,875,014
Fees and expenses*:
Investment advisory services	426,579
Distribution services	375,622
Transfer agent services	119,557
Administrative services	59,575
529 plan services	3,529
Reports to shareholders	3,375
Registration statement and prospectus	1,926
Trustees’ compensation	1,290
Auditing and legal	319
Custodian	1,675
Other	270	993,717
Net investment income		4,881,297

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	3,369,888
Affiliated issuers	(619,602)
Futures contracts	(1,642,631)
Swap contracts	(226,363)
Currency transactions	2,010	883,302
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $19,304):
Unaffiliated issuers	18,828,094
Affiliated issuers	1,007,484
Futures contracts	676,515
Swap contracts	137,487
Currency translations	1,208	20,650,788
Net realized gain (loss) and unrealized appreciation (depreciation)		21,534,090

Net increase (decrease) in net assets resulting from operations		$26,415,387

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

58	American Balanced Fund

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Year ended December 31,
	2023	2022
Operations:
Net investment income	$4,881,297	$4,408,134
Net realized gain (loss)	883,302	(2,645,987)
Net unrealized appreciation (depreciation)	20,650,788	(28,988,224)
Net increase (decrease) in net assets resulting from operations	26,415,387	(27,226,077)

Distributions paid to shareholders	(5,098,208)	(4,557,897)

Net capital share transactions	(1,895,047)	(979,233)

Total increase (decrease) in net assets	19,422,132	(32,763,207)

Net assets:
Beginning of year	191,904,212	224,667,419
End of year	$211,326,344	$191,904,212

Refer to the notes to financial statements.

American Balanced Fund	59

Notes to financial statements

1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of capital and income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

60	American Balanced Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

American Balanced Fund	61

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of December 31, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$29,197,118	$681,206	$—	$29,878,324
Health care	18,078,161	1,358,861	—	19,437,022
Financials	14,720,688	689,315	—	15,410,003
Industrials	14,180,870	329,865	—	14,510,735
Communication services	12,220,114	18,958	—	12,239,072
Consumer staples	10,520,760	1,358,958	—	11,879,718
Consumer discretionary	9,533,648	673,869	—	10,207,517
Energy	8,493,478	—	—	8,493,478
Materials	4,459,358	585,594	—	5,044,952
Utilities	3,198,965	—	—	3,198,965
Real estate	2,333,974	—	—	2,333,974
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	25,740,055	—	25,740,055
Corporate bonds, notes & loans	—	16,424,092	—	16,424,092
U.S. Treasury bonds & notes	—	12,069,691	—	12,069,691
Asset-backed obligations	—	5,747,286	89,303	5,836,589
Bonds & notes of governments & government agencies outside the U.S.	—	809,590	—	809,590
Municipals	—	610,407	—	610,407
Federal agency bonds & notes	—	98,745	—	98,745
Investment funds	6,734,592	—	—	6,734,592
Short-term securities	18,210,619	175,691	—	18,386,310
Total	$151,882,345	$67,372,183	$89,303	$219,343,831

62	American Balanced Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$938,562	$—	$—	$938,562
Unrealized appreciation on centrally cleared interest rate swaps	—	91,870	—	91,870
Liabilities:
Unrealized depreciation on futures contracts	(143,567)	—	—	(143,567)
Unrealized depreciation on centrally cleared interest rate swaps	—	(42,038)	—	(42,038)
Unrealized depreciation on centrally cleared credit default swaps	—	(20,894)	—	(20,894)
Total	$794,995	$28,938	$—	$823,933

*	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

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Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

64	American Balanced Fund

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of December 31, 2023, the total value of securities on loan was $656,009,000, and the total value of collateral received was $686,063,000. Collateral received includes cash of $604,036,000 and U.S. government securities of $82,027,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $75,935,371,000.

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Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $9,102,371,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have

66	American Balanced Fund

investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $3,372,602,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$938,562	Unrealized depreciation*	$143,567
Swap (centrally cleared)	Interest	Unrealized appreciation*	91,870	Unrealized depreciation*	42,038
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	20,894
			$1,030,432		$206,499

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,642,631)	Net unrealized appreciation on futures contracts	$676,515
Swap	Interest	Net realized loss on swap contracts	(155,751)	Net unrealized appreciation on swap contracts	142,844
Swap	Credit	Net realized loss on swap contracts	(70,612)	Net unrealized depreciation on swap contracts	(5,357)
			$(1,868,994)		$814,002

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

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Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended December 31, 2023, the fund recognized $833,000 in reclaims (net of $16,000 in fees and the effect of realized gain or loss from currency translations) and $43,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2023, the fund reclassified $136,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of December 31, 2023, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$1,780,374
Capital loss carryforward*	(818,978)
Gross unrealized appreciation on investments	61,151,140
Gross unrealized depreciation on investments	(5,090,513)
Net unrealized appreciation (depreciation) on investments	56,060,627
Cost of investments	164,176,400

*	Reflects the utilization of capital loss carryforward of $1,934,672,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended December 31, 2023					Year ended December 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$2,326,432		$—	$2,326,432		$1,534,834		$563,404		$2,098,238
Class C	142,546		—	142,546		82,906		58,334		141,240
Class T	—	†	—	—	†	—	†	—	†	—	†
Class F-1	93,914		—	93,914		67,186		25,958		93,144
Class F-2	640,170		—	640,170		427,534		140,382		567,916
Class F-3	281,147		—	281,147		189,276		57,986		247,262
Class 529-A	124,256		—	124,256		83,139		31,487		114,626
Class 529-C	4,290		—	4,290		2,488		1,936		4,424
Class 529-E	3,661		—	3,661		2,405		1,082		3,487
Class 529-T	—	†	—	—	†	—	†	—	†	—	†
Class 529-F-1	—	†	—	—	†	—	†	—	†	—	†
Class 529-F-2	11,807		—	11,807		7,556		2,425		9,981
Class 529-F-3	24		—	24		17		5		22
Class R-1	3,168		—	3,168		1,516		1,020		2,536
Class R-2	18,455		—	18,455		9,503		6,829		16,332
Class R-2E	2,714		—	2,714		1,497		811		2,308
Class R-3	49,189		—	49,189		32,264		15,193		47,457
Class R-4	97,213		—	97,213		70,832		27,438		98,270
Class R-5E	17,226		—	17,226		11,965		4,012		15,977
Class R-5	26,282		—	26,282		20,691		6,749		27,440
Class R-6	1,255,714		—	1,255,714		817,370		249,867		1,067,237
Total	$5,098,208		$—	$5,098,208		$3,362,979		$1,194,918		$4,557,897

†	Amount less than one thousand.

68	American Balanced Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.199% on such assets in excess of $233 billion. For the year ended December 31, 2023, the investment advisory services fees were $426,579,000, which were equivalent to an annualized rate of 0.215% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2023, unreimbursed expenses subject to reimbursement totaled $14,160,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

American Balanced Fund	69

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2023, the 529 plan services fees were $3,529,000, which were equivalent to 0.059% of the average daily net assets of each 529 share class.

For the year ended December 31, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$233,467	$66,504		$28,016		Not applicable
Class C	84,899	6,075		2,547		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	9,699	4,950		1,185		Not applicable
Class F-2	Not applicable	24,802		7,032		Not applicable
Class F-3	Not applicable	119		2,972		Not applicable
Class 529-A	11,876	3,260		1,523		$3,015
Class 529-C	2,703	176		81		161
Class 529-E	832	58		50		100
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	122		128		253
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	1,761	147		53		Not applicable
Class R-2	8,006	3,542		320		Not applicable
Class R-2E	792	262		40		Not applicable
Class R-3	11,527	3,416		692		Not applicable
Class R-4	10,060	4,069		1,208		Not applicable
Class R-5E	Not applicable	1,030		203		Not applicable
Class R-5	Not applicable	494		293		Not applicable
Class R-6	Not applicable	531		13,232		Not applicable
Total class-specific expenses	$375,622	$119,557		$59,575		$3,529

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,290,000 in the fund’s statement of operations reflects $899,000 in current fees (either paid in cash or deferred) and a net increase of $391,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

70	American Balanced Fund

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2023, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,070,182,000 and $671,315,000, respectively, which generated $18,563,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2023.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*				Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2023

Class A	$6,591,076		219,438		$2,289,688		75,128		$(10,785,868)	(359,360)	$(1,905,104)	(64,794)
Class C	788,275		26,467		141,525		4,652		(2,257,374)	(75,936)	(1,327,574)	(44,817)
Class T	—		—		—		—		—	—	—	—
Class F-1	227,612		7,566		93,152		3,062		(779,899)	(25,970)	(459,135)	(15,342)
Class F-2	4,572,860		152,375		616,757		20,275		(4,787,081)	(159,761)	402,536	12,889
Class F-3	1,808,309		60,361		278,907		9,170		(1,946,407)	(64,956)	140,809	4,575
Class 529-A	553,605		18,450		124,206		4,083		(879,561)	(29,200)	(201,750)	(6,667)
Class 529-C	60,577		2,017		4,284		140		(114,131)	(3,798)	(49,270)	(1,641)
Class 529-E	16,426		546		3,660		120		(33,850)	(1,123)	(13,764)	(457)
Class 529-T	—		—		—	†	—	†	—	—	— †	— †
Class 529-F-1	—		—		—	†	—	†	—	—	— †	— †
Class 529-F-2	91,388		3,036		11,801		388		(83,253)	(2,749)	19,936	675
Class 529-F-3	—	†	—	†	24		1		(86)	(3)	(62)	(2)
Class R-1	38,167		1,277		3,164		104		(38,722)	(1,294)	2,609	87
Class R-2	166,244		5,585		18,439		606		(262,649)	(8,832)	(77,966)	(2,641)
Class R-2E	33,308		1,110		2,714		89		(32,584)	(1,091)	3,438	108
Class R-3	329,990		11,083		49,141		1,619		(631,937)	(21,251)	(252,806)	(8,549)
Class R-4	368,650		12,321		97,183		3,196		(943,134)	(31,619)	(477,301)	(16,102)
Class R-5E	123,238		4,113		17,224		568		(231,945)	(7,792)	(91,483)	(3,111)
Class R-5	111,171		3,709		26,153		859		(249,976)	(8,308)	(112,652)	(3,740)
Class R-6	5,871,855		195,996		1,254,780		41,212		(4,622,143)	(154,112)	2,504,492	83,096
Total net increase (decrease)	$21,752,751		725,450		$5,032,802		165,272		$(28,680,600)	(957,155)	$(1,895,047)	(66,433)

Refer to the end of the table for footnotes.

American Balanced Fund	71

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2022

Class A	$8,801,744	290,903	$2,068,339		70,750		$(10,816,395)	(363,078)	$53,688	(1,425)
Class C	1,087,840	36,123	140,196		4,855		(2,228,175)	(74,994)	(1,000,139)	(34,016)
Class T	—	—	—		—		—	—	—	—
Class F-1	372,743	12,282	92,402		3,164		(804,668)	(26,931)	(339,523)	(11,485)
Class F-2	5,303,604	176,224	548,685		18,774		(5,630,806)	(190,034)	221,483	4,964
Class F-3	2,286,077	76,013	245,307		8,387		(2,104,017)	(70,615)	427,367	13,785
Class 529-A	562,369	18,654	114,588		3,929		(798,311)	(26,666)	(121,354)	(4,083)
Class 529-C	67,239	2,234	4,421		152		(123,649)	(4,109)	(51,989)	(1,723)
Class 529-E	21,087	696	3,483		120		(35,887)	(1,197)	(11,317)	(381)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	80,060	2,672	9,980		340		(69,906)	(2,349)	20,134	663
Class 529-F-3	—	—	22		1		—	—	22	1
Class R-1	39,343	1,316	2,532		88		(26,202)	(898)	15,673	506
Class R-2	193,579	6,476	16,317		565		(285,917)	(9,527)	(76,021)	(2,486)
Class R-2E	33,706	1,100	2,308		80		(44,409)	(1,468)	(8,395)	(288)
Class R-3	410,524	13,670	47,406		1,634		(638,677)	(21,350)	(180,747)	(6,046)
Class R-4	506,443	16,740	98,247		3,368		(1,134,538)	(37,935)	(529,848)	(17,827)
Class R-5E	204,646	6,746	15,971		547		(128,127)	(4,300)	92,490	2,993
Class R-5	147,226	4,876	27,324		933		(328,306)	(10,997)	(153,756)	(5,188)
Class R-6	4,330,032	144,195	1,066,576		36,431		(4,733,609)	(158,855)	662,999	21,771
Total net increase (decrease)	$24,448,262	810,920	$4,504,104		154,118		$(29,931,599)	(1,005,303)	$(979,233)	(40,265)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $299,959,561,000 and $302,367,403,000, respectively, during the year ended December 31, 2023.

72	American Balanced Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class A:
12/31/2023	$28.76	$.72	$3.27	$3.99	$(.76)	$—	$(.76)	$31.99	14.01%	$98,985		.57%		2.39%
12/31/2022	33.47	.64	(4.68)	(4.04)	(.49)	(.18)	(.67)	28.76	(12.11)	90,861		.56		2.13
12/31/2021	30.20	.49	4.22	4.71	(.40)	(1.04)	(1.44)	33.47	15.77	105,787		.56		1.50
12/31/2020	28.50	.48	2.53	3.01	(.40)	(.91)	(1.31)	30.20	10.85	88,070		.58		1.68
12/31/2019	24.90	.54	4.21	4.75	(.55)	(.60)	(1.15)	28.50	19.20	77,537		.58		1.98
Class C:
12/31/2023	28.55	.48	3.24	3.72	(.53)	—	(.53)	31.74	13.12	8,391		1.32		1.63
12/31/2022	33.22	.41	(4.64)	(4.23)	(.26)	(.18)	(.44)	28.55	(12.75)	8,825		1.31		1.37
12/31/2021	29.99	.24	4.19	4.43	(.16)	(1.04)	(1.20)	33.22	14.88	11,401		1.31		.75
12/31/2020	28.30	.27	2.52	2.79	(.19)	(.91)	(1.10)	29.99	10.05	10,254		1.32		.95
12/31/2019	24.74	.33	4.17	4.50	(.34)	(.60)	(.94)	28.30	18.27	10,372		1.34		1.22
Class T:
12/31/2023	28.76	.80	3.27	4.07	(.84)	—	(.84)	31.99	14.33 [4]	—	[5]	.29	[4]	2.66	[4]
12/31/2022	33.48	.71	(4.69)	(3.98)	(.56)	(.18)	(.74)	28.76	(11.91)[4]	—	[5]	.31	[4]	2.38	[4]
12/31/2021	30.20	.56	4.24	4.80	(.48)	(1.04)	(1.52)	33.48	16.08 [4]	—	[5]	.32	[4]	1.74	[4]
12/31/2020	28.50	.55	2.53	3.08	(.47)	(.91)	(1.38)	30.20	11.15 [4]	—	[5]	.33	[4]	1.94	[4]
12/31/2019	24.90	.60	4.21	4.81	(.61)	(.60)	(1.21)	28.50	19.48 [4]	—	[5]	.33	[4]	2.22	[4]
Class F-1:
12/31/2023	28.73	.70	3.27	3.97	(.74)	—	(.74)	31.96	13.97	3,967		.62		2.33
12/31/2022	33.44	.62	(4.68)	(4.06)	(.47)	(.18)	(.65)	28.73	(12.18)	4,008		.62		2.07
12/31/2021	30.17	.46	4.23	4.69	(.38)	(1.04)	(1.42)	33.44	15.71	5,048		.62		1.43
12/31/2020	28.47	.47	2.53	3.00	(.39)	(.91)	(1.30)	30.17	10.82	5,468		.62		1.65
12/31/2019	24.88	.52	4.20	4.72	(.53)	(.60)	(1.13)	28.47	19.10	5,496		.64		1.92
Class F-2:
12/31/2023	28.74	.78	3.26	4.04	(.82)	—	(.82)	31.96	14.23	25,298		.36		2.60
12/31/2022	33.44	.70	(4.67)	(3.97)	(.55)	(.18)	(.73)	28.74	(11.91)	22,376		.36		2.33
12/31/2021	30.17	.55	4.23	4.78	(.47)	(1.04)	(1.51)	33.44	16.01	25,875		.36		1.71
12/31/2020	28.48	.54	2.52	3.06	(.46)	(.91)	(1.37)	30.17	11.07	19,917		.36		1.89
12/31/2019	24.88	.59	4.21	4.80	(.60)	(.60)	(1.20)	28.48	19.45	16,065		.38		2.18
Class F-3:
12/31/2023	28.75	.81	3.26	4.07	(.85)	—	(.85)	31.97	14.34	10,713		.25		2.71
12/31/2022	33.45	.73	(4.67)	(3.94)	(.58)	(.18)	(.76)	28.75	(11.81)	9,501		.25		2.45
12/31/2021	30.18	.59	4.22	4.81	(.50)	(1.04)	(1.54)	33.45	16.13	10,596		.25		1.82
12/31/2020	28.49	.57	2.52	3.09	(.49)	(.91)	(1.40)	30.18	11.19	7,602		.26		1.99
12/31/2019	24.89	.62	4.21	4.83	(.63)	(.60)	(1.23)	28.49	19.56	5,606		.27		2.29
Class 529-A:
12/31/2023	28.70	.70	3.26	3.96	(.74)	—	(.74)	31.92	13.95	5,323		.61		2.35
12/31/2022	33.40	.63	(4.68)	(4.05)	(.47)	(.18)	(.65)	28.70	(12.13)	4,977		.60		2.09
12/31/2021	30.14	.47	4.22	4.69	(.39)	(1.04)	(1.43)	33.40	15.72	5,929		.60		1.46
12/31/2020	28.45	.46	2.53	2.99	(.39)	(.91)	(1.30)	30.14	10.79	5,163		.62		1.64
12/31/2019	24.86	.52	4.20	4.72	(.53)	(.60)	(1.13)	28.45	19.11	4,444		.64		1.92

Refer to the end of the table for footnotes.

American Balanced Fund	73

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class 529-C:
12/31/2023	$28.74	$.47	$3.27	$3.74	$(.51)	$—	$(.51)	$31.97	13.10%		$265		1.37%		1.58%
12/31/2022	33.44	.39	(4.67)	(4.28)	(.24)	(.18)	(.42)	28.74	(12.82)		286		1.36		1.31
12/31/2021	30.17	.23	4.22	4.45	(.14)	(1.04)	(1.18)	33.44	14.86		390		1.35		.70
12/31/2020	28.46	.27	2.52	2.79	(.17)	(.91)	(1.08)	30.17	9.98		405		1.36		.97
12/31/2019	24.86	.32	4.20	4.52	(.32)	(.60)	(.92)	28.46	18.27		755		1.38		1.17
Class 529-E:
12/31/2023	28.69	.63	3.26	3.89	(.67)	—	(.67)	31.91	13.70		171		.84		2.12
12/31/2022	33.39	.55	(4.67)	(4.12)	(.40)	(.18)	(.58)	28.69	(12.35)		167		.84		1.85
12/31/2021	30.13	.39	4.22	4.61	(.31)	(1.04)	(1.35)	33.39	15.46		207		.83		1.22
12/31/2020	28.43	.40	2.53	2.93	(.32)	(.91)	(1.23)	30.13	10.58		195		.84		1.42
12/31/2019	24.84	.46	4.20	4.66	(.47)	(.60)	(1.07)	28.43	18.86		186		.86		1.69
Class 529-T:
12/31/2023	28.76	.78	3.27	4.05	(.82)	—	(.82)	31.99	14.25	[4]	—	[5]	.36	[4]	2.60	[4]
12/31/2022	33.47	.70	(4.68)	(3.98)	(.55)	(.18)	(.73)	28.76	(11.91)[4]		—	[5]	.35	[4]	2.35	[4]
12/31/2021	30.20	.55	4.22	4.77	(.46)	(1.04)	(1.50)	33.47	15.97	[4]	—	[5]	.38	[4]	1.69	[4]
12/31/2020	28.50	.54	2.53	3.07	(.46)	(.91)	(1.37)	30.20	11.10	[4]	—	[5]	.37	[4]	1.89	[4]
12/31/2019	24.90	.59	4.20	4.79	(.59)	(.60)	(1.19)	28.50	19.41	[4]	—	[5]	.39	[4]	2.16	[4]
Class 529-F-1:
12/31/2023	28.67	.75	3.26	4.01	(.80)	—	(.80)	31.88	14.15	[4]	—	[5]	.44	[4]	2.51	[4]
12/31/2022	33.37	.68	(4.68)	(4.00)	(.52)	(.18)	(.70)	28.67	(12.01)[4]		—	[5]	.43	[4]	2.27	[4]
12/31/2021	30.11	.53	4.21	4.74	(.44)	(1.04)	(1.48)	33.37	15.93	[4]	—	[5]	.43	[4]	1.63	[4]
12/31/2020	28.42	.52	2.53	3.05	(.45)	(.91)	(1.36)	30.11	11.07	[4]	—	[5]	.38	[4]	1.88	[4]
12/31/2019	24.84	.59	4.18	4.77	(.59)	(.60)	(1.19)	28.42	19.38		286		.40		2.16
Class 529-F-2:
12/31/2023	28.76	.79	3.27	4.06	(.83)	—	(.83)	31.99	14.24		467		.34		2.62
12/31/2022	33.47	.71	(4.69)	(3.98)	(.55)	(.18)	(.73)	28.76	(11.91)		400		.35		2.35
12/31/2021	30.20	.55	4.22	4.77	(.46)	(1.04)	(1.50)	33.47	15.99		444		.36		1.70
12/31/2020[6,7]	28.35	.09	2.65	2.74	(.12)	(.77)	(.89)	30.20	9.67	[8]	336		.06	[8]	.32	[8]
Class 529-F-3:
12/31/2023	28.75	.79	3.27	4.06	(.83)	—	(.83)	31.98	14.31		1		.31		2.65
12/31/2022	33.46	.72	(4.69)	(3.97)	(.56)	(.18)	(.74)	28.75	(11.89)		1		.31		2.39
12/31/2021	30.19	.57	4.22	4.79	(.48)	(1.04)	(1.52)	33.46	16.06		1		.31		1.75
12/31/2020[6,7]	28.35	.10	2.63	2.73	(.12)	(.77)	(.89)	30.19	9.66	[8]	1		.05	[8]	.35	[8]
Class R-1:
12/31/2023	28.52	.48	3.24	3.72	(.53)	—	(.53)	31.71	13.13		190		1.33		1.63
12/31/2022	33.19	.41	(4.64)	(4.23)	(.26)	(.18)	(.44)	28.52	(12.76)		168		1.33		1.38
12/31/2021	29.96	.24	4.19	4.43	(.16)	(1.04)	(1.20)	33.19	14.89		179		1.32		.74
12/31/2020	28.28	.26	2.52	2.78	(.19)	(.91)	(1.10)	29.96	10.03		157		1.33		.93
12/31/2019	24.72	.32	4.17	4.49	(.33)	(.60)	(.93)	28.28	18.26		126		1.36		1.20

Refer to the end of the table for footnotes.

74	American Balanced Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income to average net assets
Class R-2:
12/31/2023	$28.55	$.48	$3.24	$3.72	$(.53)	$—	$(.53)	$31.74	13.11%	$1,106	1.33%	1.63%
12/31/2022	33.22	.40	(4.64)	(4.24)	(.25)	(.18)	(.43)	28.55	(12.78)	1,070	1.34	1.34
12/31/2021	29.99	.23	4.19	4.42	(.15)	(1.04)	(1.19)	33.22	14.86	1,327	1.33	.73
12/31/2020	28.30	.26	2.53	2.79	(.19)	(.91)	(1.10)	29.99	10.03	1,201	1.34	.93
12/31/2019	24.73	.32	4.18	4.50	(.33)	(.60)	(.93)	28.30	18.25	1,220	1.36	1.20
Class R-2E:
12/31/2023	28.63	.57	3.24	3.81	(.61)	—	(.61)	31.83	13.43	144	1.05	1.91
12/31/2022	33.31	.49	(4.66)	(4.17)	(.33)	(.18)	(.51)	28.63	(12.53)	126	1.06	1.63
12/31/2021	30.06	.33	4.20	4.53	(.24)	(1.04)	(1.28)	33.31	15.21	156	1.05	1.01
12/31/2020	28.37	.34	2.53	2.87	(.27)	(.91)	(1.18)	30.06	10.34	136	1.05	1.21
12/31/2019	24.80	.40	4.19	4.59	(.42)	(.60)	(1.02)	28.37	18.60	119	1.07	1.49
Class R-3:
12/31/2023	28.59	.61	3.25	3.86	(.66)	—	(.66)	31.79	13.61	2,351	.90	2.06
12/31/2022	33.28	.53	(4.66)	(4.13)	(.38)	(.18)	(.56)	28.59	(12.40)	2,359	.90	1.78
12/31/2021	30.03	.37	4.21	4.58	(.29)	(1.04)	(1.33)	33.28	15.36	2,947	.90	1.16
12/31/2020	28.34	.38	2.53	2.91	(.31)	(.91)	(1.22)	30.03	10.51	2,910	.90	1.36
12/31/2019	24.77	.44	4.18	4.62	(.45)	(.60)	(1.05)	28.34	18.77	3,021	.92	1.64
Class R-4:
12/31/2023	28.71	.70	3.27	3.97	(.75)	—	(.75)	31.93	13.96	4,094	.60	2.35
12/31/2022	33.41	.62	(4.67)	(4.05)	(.47)	(.18)	(.65)	28.71	(12.14)	4,144	.60	2.08
12/31/2021	30.14	.46	4.23	4.69	(.38)	(1.04)	(1.42)	33.41	15.72	5,418	.60	1.43
12/31/2020	28.44	.47	2.53	3.00	(.39)	(.91)	(1.30)	30.14	10.85	6,666	.60	1.66
12/31/2019	24.85	.53	4.19	4.72	(.53)	(.60)	(1.13)	28.44	19.15	6,398	.62	1.94
Class R-5E:
12/31/2023	28.73	.77	3.27	4.04	(.81)	—	(.81)	31.96	14.21	648	.40	2.55
12/31/2022	33.44	.69	(4.69)	(4.00)	(.53)	(.18)	(.71)	28.73	(11.98)	672	.41	2.30
12/31/2021	30.17	.54	4.22	4.76	(.45)	(1.04)	(1.49)	33.44	15.97	682	.40	1.67
12/31/2020	28.47	.53	2.53	3.06	(.45)	(.91)	(1.36)	30.17	11.08	583	.40	1.86
12/31/2019	24.88	.58	4.20	4.78	(.59)	(.60)	(1.19)	28.47	19.36	460	.42	2.13
Class R-5:
12/31/2023	28.80	.80	3.27	4.07	(.84)	—	(.84)	32.03	14.29	989	.30	2.65
12/31/2022	33.51	.72	(4.69)	(3.97)	(.56)	(.18)	(.74)	28.80	(11.86)	997	.30	2.38
12/31/2021	30.23	.57	4.23	4.80	(.48)	(1.04)	(1.52)	33.51	16.08	1,334	.30	1.75
12/31/2020	28.53	.56	2.53	3.09	(.48)	(.91)	(1.39)	30.23	11.15	1,623	.30	1.96
12/31/2019	24.93	.61	4.20	4.81	(.61)	(.60)	(1.21)	28.53	19.48	1,646	.32	2.24
Class R-6:
12/31/2023	28.77	.81	3.27	4.08	(.85)	—	(.85)	32.00	14.36	48,223	.25	2.71
12/31/2022	33.48	.73	(4.68)	(3.95)	(.58)	(.18)	(.76)	28.77	(11.83)	40,966	.25	2.44
12/31/2021	30.21	.59	4.22	4.81	(.50)	(1.04)	(1.54)	33.48	16.12	46,946	.25	1.82
12/31/2020	28.51	.57	2.53	3.10	(.49)	(.91)	(1.40)	30.21	11.22	32,488	.26	2.00
12/31/2019	24.91	.62	4.21	4.83	(.63)	(.60)	(1.23)	28.51	19.55	26,991	.27	2.29

Refer to the end of the table for footnotes.

American Balanced Fund	75

Financial highlights (continued)

	Year ended December 31,
Portfolio turnover rate for all share classes[9,10]	2023	2022	2021	2020	2019
Excluding mortgage dollar roll transactions	42%	52%	53%[11]	65%	67%
Including mortgage dollar roll transactions	171%	157%	158%[11]	176%	104%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[5]	Amount less than $1 million.
[6]	Based on operations for a period that is less than a full year.
[7]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[8]	Not annualized.
[9]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[10]	Refer to Note 5 for more information on mortgage dollar rolls.
[11]	Includes the value of securities sold due to redemptions of shares in-kind. If the value of securities sold due to in-kind redemptions were excluded, the portfolio turnover rates excluding and including mortgage dollar roll transactions would have been 46% and 152%, respectively, for the year ended December 31, 2021.

Refer to the notes to financial statements.

76	American Balanced Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Balanced Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of American Balanced Fund (the “Fund”), including the investment portfolio, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Costa Mesa, California
February 9, 2024

We have served as the auditor of one or more American Funds investment companies since 1956.

American Balanced Fund	77

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2023, through December 31, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

78	American Balanced Fund

Expense example (continued)

	Beginning account value 7/1/2023	Ending account value 12/31/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,067.03	$2.97	.57%
Class A – assumed 5% return	1,000.00	1,022.33	2.91	.57
Class C – actual return	1,000.00	1,062.88	6.86	1.32
Class C – assumed 5% return	1,000.00	1,018.55	6.72	1.32
Class T – actual return	1,000.00	1,068.79	1.62	.31
Class T – assumed 5% return	1,000.00	1,023.64	1.58	.31
Class F-1 – actual return	1,000.00	1,066.79	3.28	.63
Class F-1 – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class F-2 – actual return	1,000.00	1,068.26	1.88	.36
Class F-2 – assumed 5% return	1,000.00	1,023.39	1.84	.36
Class F-3 – actual return	1,000.00	1,068.79	1.30	.25
Class F-3 – assumed 5% return	1,000.00	1,023.95	1.28	.25
Class 529-A – actual return	1,000.00	1,066.99	3.18	.61
Class 529-A – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class 529-C – actual return	1,000.00	1,063.07	7.12	1.37
Class 529-C – assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class 529-E – actual return	1,000.00	1,065.76	4.37	.84
Class 529-E – assumed 5% return	1,000.00	1,020.97	4.28	.84
Class 529-T – actual return	1,000.00	1,068.43	1.93	.37
Class 529-T – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class 529-F-1 – actual return	1,000.00	1,067.63	2.29	.44
Class 529-F-1 – assumed 5% return	1,000.00	1,022.99	2.24	.44
Class 529-F-2 – actual return	1,000.00	1,068.20	1.82	.35
Class 529-F-2 – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 529-F-3 – actual return	1,000.00	1,068.45	1.62	.31
Class 529-F-3 – assumed 5% return	1,000.00	1,023.64	1.58	.31
Class R-1 – actual return	1,000.00	1,063.30	6.92	1.33
Class R-1 – assumed 5% return	1,000.00	1,018.50	6.77	1.33
Class R-2 – actual return	1,000.00	1,063.19	6.92	1.33
Class R-2 – assumed 5% return	1,000.00	1,018.50	6.77	1.33
Class R-2E – actual return	1,000.00	1,064.49	5.46	1.05
Class R-2E – assumed 5% return	1,000.00	1,019.91	5.35	1.05
Class R-3 – actual return	1,000.00	1,065.38	4.69	.90
Class R-3 – assumed 5% return	1,000.00	1,020.67	4.58	.90
Class R-4 – actual return	1,000.00	1,067.00	3.13	.60
Class R-4 – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class R-5E – actual return	1,000.00	1,068.33	2.09	.40
Class R-5E – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class R-5 – actual return	1,000.00	1,068.71	1.56	.30
Class R-5 – assumed 5% return	1,000.00	1,023.69	1.53	.30
Class R-6 – actual return	1,000.00	1,069.06	1.30	.25
Class R-6 – assumed 5% return	1,000.00	1,023.95	1.28	.25

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Balanced Fund	79

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2023:

Qualified dividend income	$3,147,605,000
Section 199A dividends	$114,682,000
Section 163(j) interest dividends	$2,697,996,000
Corporate dividends received deduction	$2,113,884,000
U.S. government income that may be exempt from state taxation	$707,920,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2024, to determine the calendar year amounts to be included on their 2023 tax returns. Shareholders should consult their tax advisors.

80	American Balanced Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2023. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Balanced Fund	81

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

82	American Balanced Fund

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

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American Balanced Fund	89

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Gina F. Adams, 1958	2022	Senior Vice President, Government and Regulatory Affairs, FedEx Corporation (transportation/logistics company)	5	Entergy Corporation
Michael C. Camuñez, 1969	2019	President and CEO, Monarch Global Strategies LLC	5	Edison International/Southern California Edison
Vanessa C. L. Chang, 1952	2012	Former Director, EL & EL Investments (real estate)	21	Edison International/Southern California Edison; Transocean Ltd. (offshore drilling contractor)
Nariman Farvardin, 1956	2022	President, Stevens Institute of Technology	93	None
William D. Jones, 1955 Chair of the Board (Independent and Non-Executive)	2008	Managing Member, CityLink LLC (investing and consulting); former President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in urban communities)	24	None
Sharon I. Meers, 1965	2021	Co-Founder and COO, Midi Health, Inc. (a women’s telehealth company)	7	None
Josette Sheeran, 1954	2019	President and Director, Canoo Inc.; Trustee and former Executive Chair, The McCain Institute; former Professor of Practice, Arizona State University; President Emeritus and former CEO, Asia Society; former United Nations Special Envoy for Haiti	8	None
Margaret Spellings, 1957	2012	President and CEO, Bipartisan Policy Center; former President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina	93	None

Interested trustee5,6

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Hilda L. Applbaum, 1961 Senior Vice President	1999	Partner — Capital World Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]	4	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 6455 Irvine Center Drive, Irvine, CA 92618, Attention: Secretary.

Refer to page 91 for footnotes.

90	American Balanced Fund

Other officers6

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Paul Benjamin, 1979 Co-President	2014	Partner — Capital World Investors, Capital Research and Management Company
Jeffrey T. Lager, 1968 Co-President	2002	Partner — Capital International Investors, Capital Research and Management Company; Partner — Capital International Investors, Capital Bank and Trust Company[7]
John R. Queen, 1965 Co-President	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company;
Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[7];
		Senior Vice President, Capital Group Private Client Services, Inc.[7]
Donald H. Rolfe, 1972 Principal Executive Officer	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Secretary, Capital Research and Management Company
Michael W. Stockton, 1967 Executive Vice President	2014	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Pramod Atluri, 1976 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company;
Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[7];
		Director, Capital Research and Management Company
Alan N. Berro, 1960 Senior Vice President	2010	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[7]; Director, The Capital Group Companies, Inc.[7]
Mark L. Casey, 1970 Senior Vice President	2020	Partner — Capital International Investors, Capital Research and Management Company;
Partner — Capital International Investors, Capital Bank and Trust Company[7];
		Chairman of the Board, President and Director, Capital Management Services, Inc.[7]
Jin Lee, 1969 Senior Vice President	2023	Partner — Capital World Investors, Capital Research and Management Company
Anne-Marie Peterson, 1972 Senior Vice President	2020	Partner — Capital World Investors, Capital Research and Management Company
Ritchie Tuazon, 1978 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[7]
Alan J. Wilson, 1961 Senior Vice President	2019	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Chitrang Purani, 1977 Vice President	2023	Vice President — Capital Fixed Income Investors, Capital Research and Management Company
Courtney R. Taylor, 1975 Secretary	2018	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Hong T. Le, 1978 Treasurer	2016	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2023	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2016	Senior Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

American Balanced Fund	91

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

92	American Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2024, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Sharon I. Meers, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

AMBAL

Registrant:
a) Audit Fees:
Audit	2022	119,000
	2023	12,000

b) Audit-Related Fees:
	2022	36,000
	2023	32,000

c) Tax Fees:
	2022	12,000
	2023	12,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2022	None
	2023	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2022	2,394,000
	2023	1,979,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2022	394,000
	2023	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2022	None
	2023	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $2,836,000 for fiscal year 2022 and $2,023,000 for fiscal year 2023. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By __/s/ Donald H. Rolfe_____________
Donald H. Rolfe, Principal Executive Officer

Date: February 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Donald H. Rolfe_____________
Donald H. Rolfe, Principal Executive Officer

Date: February 29, 2024

By ___/s/ Hong T. Le__________________
Hong T. Le, Treasurer and Principal Financial Officer

Date: February 29, 2024